June 30, 2001
(unaudited)

Conseco Science & Technology Fund

Conseco 20 Fund

Conseco Equity Fund

Conseco Large-Cap Fund

Conseco Balanced Fund

Conseco Convertible Securities Fund

Conseco High Yield Fund

Conseco Fixed Income Fund


                                                                            2001
                                                                        Mid-Year
                                                                          Report


                                                              Conseco Fund Group
                                               Investing in step with your life.

--------------------------------------------------------------------------------

Formed in 1996, Conseco Fund Group ("CFG") is headquartered on the corporate campus of Conseco, Inc. ("Conseco") in Carmel, Ind., just a few miles north of Indianapolis.

This report presents eight actively managed mutual funds featuring investment objectives ranging from aggressive growth to more conservative income funds. Each fund offers four share classes to help investors precisely tailor their mutual fund portfolios.

CFG's funds reflect the investment philosophies of the funds' investment adviser, Conseco Capital Management, Inc. ("CCM"), and equity sub-advisers Oak Associates, ltd. ("Oak") and Chicago Equity Partners, LLP ("CEP"). With a minimal initial investment of just $250, CFG's investors receive the same top-notch asset-management expertise and experience enjoyed by a variety of institutional and private clients.

Operating since 1981, CCM serves as CFG's investment adviser and manages shareholder investments in the fixed-income portion of the Conseco Balanced Fund, the Conseco Convertible Securities Fund, the Conseco High Yield Fund and the Conseco Fixed Income Fund. Driven by rigorous investigation and bottom-up analysis, CCM's investment philosophy is designed to help investors pursue growth and retain principal without undue risk. As of June 30, 2001, CCM had more than $31 billion in taxable and nontaxable assets under management.

CCM is a wholly owned subsidiary of, and the principal investment adviser for the insurance companies of Conseco, one of middle America's leading sources for insurance, investments and lending products. Through its subsidiaries and a nationwide network of distributors, Conseco provides products and services to more than 13 million customers.

Oak was designated as sub-adviser for the Conseco Science & Technology Fund and the Conseco 20 Fund effective December 1, 2000. Founded in 1985, Oak is a widely followed aggressive-growth manager that has demonstrated consistently low turnover and consistent investment performance from its portfolios of "best ideas."

CEP was designated as sub-adviser of the Conseco Equity Fund, Conseco Large-Cap Fund and the equity portion of the Conseco Balanced Fund effective December 1, 2000. In business since 1989, CEP is known for low-turnover growth performance.

For the latest fund performance information and market news, visit Conseco Fund Group online at WWW.CONSECOFUNDS.COM.

                                                              CONSECO FUND GROUP
Table of Contents                                           2001 Mid-Year Report
--------------------------------------------------------------------------------

A Message from the President .............................................    ii

Statements of Assets and Liabilities .....................................     2

Statements of Operations .................................................     4

Statements of Changes in Net Assets ......................................     6

CONSECO SCIENCE & TECHNOLOGY FUND
   Portfolio Manager's Review.............................................    10
   Schedule of Investments................................................    12

CONSECO 20 FUND
   Portfolio Manager's Review.............................................    14
   Schedule of Investments................................................    16

CONSECO EQUITY FUND
   Portfolio Manager's Review.............................................    18
   Schedule of Investments................................................    20

CONSECO LARGE-CAP FUND
   Portfolio Manager's Review.............................................    26
   Schedule of Investments................................................    28

CONSECO BALANCED FUND
   Portfolio Managers' Review.............................................    32
   Schedule of Investments ...............................................    34

CONSECO CONVERTIBLE SECURITIES FUND
   Portfolio Manager's Review.............................................    40
   Schedule of Investments................................................    42

CONSECO HIGH YIELD FUND
   Portfolio Managers' Review.............................................    46
   Schedule of Investments................................................    48

CONSECO FIXED INCOME FUND
   Portfolio Manager's Review.............................................    52
   Schedule of Investments................................................    54

Notes to Financial Statements ............................................    58

Financial Highlights .....................................................    66

Board of Trustees ........................................................    75

     THIS REPORT IS FOR THE INFORMATION OF CONSECO FUND GROUP SHAREHOLDERS.
     IT IS AUTHORIZED FOR DISTRIBUTION TO OTHER PERSONS ONLY WHEN PRECEDED,
OR ACCOMPANIED BY, A CURRENT PROSPECTUS THAT CONTAINS MORE COMPLETE INFORMATION,
                        INCLUDING CHARGES AND EXPENSES.

A Message from the President
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

   It's been a year of give and take in the U.S. markets -- sometimes both happening at the same time. While investors and advisors are waiting on the bear to go back into hibernation, our investment team works tirelessly to find opportunity in the current volatile market.

   I am pleased to share with you the Mid-Year Report for the Conseco Fund Group funds for the six months ended June 30, 2001. I encourage you to read the portfolio managers' reports to gain insight into the direction of the funds and their performance during the first six months of this year.

Impact of market volatility

   There can be no doubt that market conditions have been a drain on most investors and businesses. Nearly every major stock sector slipped during the first quarter and found firmer footing during the second quarter when the markets settled a bit. After a number of years of rapid growth, the performance of the equity markets toward the end of 2000 sent shock waves throughout the economy. And the continual drain into 2001 left many investors with investments valued at fractions of the highs they experienced just months before.

   Thus far in 2001, we have experienced a drop in the growth rate of the economy, a reduction in corporate spending, declining consumer confidence, rising energy costs and an extensive round of job cuts unlike anything we've seen in more than a decade.

Fund performance

   Fortunately, this market lends itself to the strengths of Conseco Capital Management, Inc.'s (CCM) fixed-income investment team. The deterioration of wealth in the U.S. economy, together with an unprecedented series of vigorous interest-rate reductions by the Fed, had a positive impact on the bond market. The Conseco Fixed Income Fund has been a top-performing fund during this period. Because of the heavy weighting in corporate bonds, the portfolio management team was well-positioned to take advantage of the eroding interest-rate market and the declining yields, which boosted bond values. Consequently, the Fund secured a three-star rating for Class A shares and a five-star rating for Class Y shares from Morningstar(1), and is in the top 95% of its peer group as rated by Lipper Analytical Services, Inc.(2)

   Through year-end, we are looking for stronger returns in the Conseco High Yield Fund. The trend through the first half of the year has been toward a more normalized positive return after two years of subpar returns in this asset class. The Fund will maintain its strategy of investing in a diversified pool of stable income-producing credits. The U.S. economy clearly remains in a slow-to-no-growth mode, and we feel that the pricing in the high-yield market more than compensates investors given the current state of the economy.

   While everyone knew the equity bull couldn't sustain its run forever, nobody realized how quickly and severely the end would come. Demand for products and services fell, and some of the world's leading companies in their respective industries suffered dismal earnings and falling stock prices.

   The Conseco Science & Technology Fund and the Conseco 20 Fund, both sub-advised by Oak Associates, ltd. ("Oak"), have big investments in technology companies. However, by keeping with a buy-and-hold investment strategy, Oak has chosen to maintain its position and continue to invest in the companies that lead the electronic, semiconductor and computer sectors.

   The Conseco Equity Fund held its own through the first half of the year and was able to post decent results, even boasting a four-star rating for Class A shares and a five-star rating for Class Y shares from

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

Morningstar(1). Sub-advised by Chicago Equity Partners, LLP ("CEP"), the Fund sought a balance between growth and value by looking for stocks with attractive valuations that exhibit positive momentum and solid earnings quality.

   Combining two solid portfolios (Fixed Income and Equity) into one is the Conseco Balanced Fund, co-managed by CCM's fixed-income team and CEP. Ranking in the top 98% of mutual funds within its competitive category in a three-year period(2) and securing a four-star rating from Morningstar(1) for both Class A and Y shares, the Balanced Fund is poised for battle in the unstable market.

Diversification is the rule

   As we all know, it is impossible to predict the future of the markets with any degree of certainty. However, if you diversify your investment portfolio, you can greatly reduce your vulnerability to any single asset class decline. Asset allocation also helps to protect your investment from market gyrations, inflation and interest-rate fluctuations. A downturn in the market represents an opportunity to reevaluate investment risk and rebalance a portfolio.

   The strategy of spreading your assets among stocks, bonds and money market instruments is one of the most important factors in the success of your portfolio. By working closely with your financial advisor, you can design an effective personal asset allocation plan to help meet your long-term goals.

Positioned for a market upturn

   As signs of a potential late 2001 or early 2002 economic recovery continue to emerge, we are focused on positioning both our fixed-income and equity portfolios for what lies ahead. We are confident in our investment team's ability to ride the waves of the market. Over the long haul, we believe our holdings will realize their investment return goals.

   Thank you for your continued support and confidence. We are committed to doing all we can to maintain that trust, and we look forward to helping you meet your future investment needs.

Sincerely,

MAXWELL E. BUBLITZ, CFA
President & Trustee
Conseco Fund Group

President & CEO
Conseco Capital Management, Inc.

Senior Vice President of Investments
Conseco, Inc.

--------------------------------------------------------------------------------
(1) Morningstar proprietary ratings reflect historical risk-adjusted performance. The ratings are subject to change monthly. Morningstar ratings are calculated from a fund's three-, five- and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The top 10% of the funds in a broad asset class receive five stars; the next 22.5% receive four stars; the next 35% receive three stars; the next 22.5% receive two stars; and the bottom 10% receive one star.

--------------------------------------------------------------------------------
(2) For the period ended 6/30/01 according to Lipper Analytical Services, Inc. Lipper Analytical Services is an independent organization that compiles performance data on investment companies calculated without the fund's sales charge.

Statements of Assets and Liabilities
-----------------------------------------------------------------------------------------------------------------
June 30, 2001 (unaudited)

                                                          CONSECO
                                                         SCIENCE &       CONSECO       CONSECO        CONSECO
                                                        TECHNOLOGY         20          EQUITY        LARGE-CAP
                                                           FUND           FUND          FUND           FUND
                                                       ------------   ------------   -----------   -------------
ASSETS:
Investments in securities at cost ...................  $ 40,761,667   $276,065,728   $139,930,937   $ 25,580,638
-----------------------------------------------------------------------------------------------------------------

Investments in securities at value ..................  $ 22,391,755   $160,988,060   $147,099,792   $ 24,092,682
Interest and dividends receivable ...................         5,856         42,302        115,568          9,387
Receivable for securities sold ......................       392,124             --     25,027,651      2,825,805
Receivable for shares sold ..........................       600,944        892,099        681,015         19,004
Cash ................................................            --             --             --             --
Organization costs ..................................            --         29,582          9,563             --
Prepaid assets ......................................        23,478         80,597         52,885         30,022
-----------------------------------------------------------------------------------------------------------------
   Total assets .....................................    23,414,157    162,032,640    172,986,474     26,976,900
-----------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
Payable to Conseco, Inc. and subsidiaries ...........        65,758        220,829        121,963         66,877
Accrued expenses ....................................        37,885        105,370         68,321         28,365
Distributions payable ...............................            --             --             --             --
Payable to custodian ................................         2,613         30,683         19,503          5,691
Payable for shares redeemed .........................        34,030        454,399        713,155         41,524
Payable for securities purchased ....................       870,471             --     21,254,805      3,150,199
-----------------------------------------------------------------------------------------------------------------
   Total liabilities ................................     1,010,757        811,281     22,177,747      3,292,656
-----------------------------------------------------------------------------------------------------------------
   Net assets .......................................  $ 22,403,400   $161,221,359   $150,808,727   $ 23,684,244
-----------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital .....................................  $ 54,046,476   $343,004,912   $184,005,352   $ 33,708,979
Accumulated undistributed net investment
   income (loss) ....................................      (187,612)    (1,288,615)        92,180       (132,605)
Accumulated undistributed net realized gains (losses)
   on investments ...................................   (13,085,552)   (65,417,270)   (40,457,660)    (8,404,174)
Net unrealized appreciation (depreciation)
   on investments ...................................   (18,369,912)  (115,077,668)     7,168,855     (1,487,956)
-----------------------------------------------------------------------------------------------------------------
   Net assets .......................................  $ 22,403,400   $161,221,359   $150,808,727   $ 23,684,244
-----------------------------------------------------------------------------------------------------------------

                                                                        CONSECO       CONSECO        CONSECO
                                                         CONSECO      CONVERTIBLE      HIGH           FIXED
                                                        BALANCED      SECURITIES       YIELD         INCOME
                                                          FUND           FUND          FUND           FUND
                                                       ------------   ------------   -----------   -------------
ASSETS:
Investments in securities at cost ...................  $ 89,728,631   $ 50,742,125   $104,765,873   $122,790,835
-----------------------------------------------------------------------------------------------------------------

Investments in securities at value ..................  $ 87,823,792   $ 47,196,466   $ 95,818,827   $123,004,835
Interest and dividends receivable ...................       603,032        360,406      2,091,664      1,803,346
Receivable for securities sold ......................     1,551,804             --      3,010,621      5,468,494
Receivable for shares sold ..........................       695,735        268,562      1,091,633      6,740,288
Cash ................................................     1,939,489        371,869        848,666      1,780,038
Organization costs ..................................         9,563             --         29,582          9,563
Prepaid assets ......................................        72,834         56,536         67,815         24,150
-----------------------------------------------------------------------------------------------------------------
   Total assets .....................................    92,696,249     48,253,839    102,958,808    138,830,714
-----------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
Payable to Conseco, Inc. and subsidiaries ...........        78,731         36,616        109,836        103,438
Accrued expenses ....................................        47,776         50,904         74,357         19,251
Distributions payable ...............................         1,638            689          5,056         21,266
Payable to custodian ................................            --             --             --             --
Payable for shares redeemed .........................       115,006        304,199        308,607      3,391,429
Payable for securities purchased ....................     3,754,449        750,000      5,025,594      6,911,660
-----------------------------------------------------------------------------------------------------------------
   Total liabilities ................................     3,997,600      1,142,408      5,523,450     10,447,044
-----------------------------------------------------------------------------------------------------------------
   Net assets .......................................  $ 88,698,649   $ 47,111,431   $ 97,435,358   $128,383,670
-----------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital .....................................  $ 98,068,543   $ 54,297,984   $125,116,864   $128,100,046
Accumulated undistributed net investment
   income (loss) ....................................        12,035        196,438         33,767        (15,584)
Accumulated undistributed net realized gains (losses)
   on investments ...................................    (7,477,090)    (3,837,332)   (18,768,227)        85,208
Net unrealized appreciation (depreciation)
   on investments ...................................    (1,904,839)    (3,545,659)    (8,947,046)       214,000
-----------------------------------------------------------------------------------------------------------------
   Net assets .......................................  $ 88,698,649   $ 47,111,431   $ 97,435,358   $128,383,670
-----------------------------------------------------------------------------------------------------------------

2
                   The accompanying notes are an integral part of these financial statements.

                                                                                                CONSECO FUND GROUP
                                                                                              2001 Mid-Year Report
-------------------------------------------------------------------------------------------------------------------

                                                             CONSECO
                                                            SCIENCE &       CONSECO       CONSECO        CONSECO
                                                           TECHNOLOGY         20          EQUITY        LARGE-CAP
                                                              FUND           FUND          FUND           FUND
                                                          ------------   ------------   ------------   ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE:

CLASS A SHARES:
Shares outstanding (unlimited shares authorized) ......      3,141,745      3,527,731      1,887,018      1,460,963
Net assets ............................................    $12,364,271    $27,245,780    $17,285,148    $10,456,223
Net asset value and redemption price per share (Note 1)          $3.94          $7.72          $9.16          $7.16
Maximum sales charge per share (5.75 percent of public
   offering price; 5.00 percent of public offering
   price for the Conseco Fixed Income Fund) ...........           0.24           0.47           0.56           0.44
Maximum offering price per share ......................          $4.18          $8.19          $9.72          $7.60
-------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Shares outstanding (unlimited shares authorized) ......        774,475      8,034,594      2,479,164        757,295
Net assets ............................................     $3,033,308    $60,526,506    $22,132,507     $5,393,332
Net asset value, offering price and
   redemption price per share (Note 1) ................          $3.92          $7.53          $8.93          $7.12
-------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Shares outstanding (unlimited shares authorized) ......      1,290,777      6,585,222      1,923,237        906,145
Net assets ............................................     $5,052,757    $49,788,340    $17,175,249     $6,459,570
Net asset value, offering price and
   redemption price per share (Note 1) ................          $3.91          $7.56          $8.93          $7.13
-------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Shares outstanding (unlimited shares authorized) ......        493,733      3,067,146      9,954,015        191,244
Net assets ............................................     $1,953,064    $23,660,733    $94,215,823     $1,375,119
Net asset value, offering price and
   redemption price per share (Note 1) ................          $3.96          $7.71          $9.47          $7.19
-------------------------------------------------------------------------------------------------------------------

                                                                              CONSECO       CONSECO        CONSECO
                                                               CONSECO      CONVERTIBLE      HIGH           FIXED
                                                              BALANCED      SECURITIES       YIELD         INCOME
                                                                FUND           FUND          FUND           FUND
                                                             -----------   ------------  -----------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE:

CLASS A SHARES:
Shares outstanding (unlimited shares authorized) ......      2,312,426        560,789      2,277,183      4,296,167
Net assets ............................................    $24,662,958     $5,998,888    $18,359,857    $43,825,131
Net asset value and redemption price per share (Note 1)         $10.67         $10.70          $8.06         $10.20
Maximum sales charge per share (5.75 percent of public
   offering price; 5.00 percent of public offering
   price for the Conseco Fixed Income Fund) ...........           0.65           0.65           0.49           0.54
Maximum offering price per share ......................         $11.32         $11.35          $8.55         $10.74
-------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Shares outstanding (unlimited shares authorized) ......      1,749,183      2,251,816      5,910,003      2,383,442
Net assets ............................................    $18,382,489    $23,958,398    $47,369,009    $24,232,616
Net asset value, offering price and
   redemption price per share (Note 1) ................         $10.51         $10.64          $8.02         $10.17
-------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Shares outstanding (unlimited shares authorized) ......      2,637,385        879,275      2,830,499      2,505,168
Net assets ............................................    $27,925,698     $9,384,521    $22,651,799    $25,582,455
Net asset value, offering price and
   redemption price per share (Note 1) ................         $10.59         $10.67          $8.00         $10.21
-------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Shares outstanding (unlimited shares authorized) ......      1,648,113        726,152      1,117,967      3,391,623
Net assets ............................................    $17,727,504     $7,769,624     $9,054,693    $34,743,468
Net asset value, offering price and
   redemption price per share (Note 1) ................         $10.76         $10.70          $8.10         $10.24
-------------------------------------------------------------------------------------------------------------------

                                                                                                                  3
                The accompanying notes are an integral part of these financial statements.

Statements of Operations
-------------------------------------------------------------------------------------------------------------------------
For the six months ended June 30, 2001 (unaudited)

                                                            CONSECO
                                                           SCIENCE &         CONSECO          CONSECO         CONSECO
                                                          TECHNOLOGY           20             EQUITY         LARGE-CAP
                                                             FUND             FUND             FUND            FUND
                                                         ------------     ------------     ------------    -------------
INVESTMENT INCOME:
Interest ............................................    $     38,763     $    240,963     $     87,100     $     16,556
Dividends ...........................................             136          220,543          933,649           54,788
Foreign tax withheld ................................              --               --               --               --
-------------------------------------------------------------------------------------------------------------------------
   Total investment income ..........................          38,899          461,506        1,020,749           71,344
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees ............................         120,769          637,929          504,416           83,256
Distribution and service fees:
   Class A ..........................................          36,841           72,191           37,488           28,152
   Class B ..........................................          17,304          359,128           98,288           28,615
   Class C ..........................................          21,405          281,280           72,198           28,244
Administration fee ..................................          24,154          182,265          144,119           23,788
Transfer agent fees and expenses ....................          21,720           67,332           44,770           21,177
Registration and filing fees ........................          25,521           46,879           31,132           26,969
Custody fees ........................................           7,421           12,670           20,815            6,697
Audit fees ..........................................           1,991            9,050            5,430            1,991
Organizational costs ................................              --            9,756            9,343               --
Legal fees ..........................................           1,991            3,620            3,077              543
Reports - printing ..................................           6,154           54,300           27,150            5,068
Director fees and expenses ..........................           1,267           14,299            7,602            1,448
Insurance ...........................................             543            2,172              905              181
Other ...............................................             905            7,602            3,439              724
-------------------------------------------------------------------------------------------------------------------------
   Total expenses ...................................         287,986        1,760,473        1,010,172          256,853
-------------------------------------------------------------------------------------------------------------------------
Less expense reductions and reimbursements (Note 3) .         (61,475)         (10,352)         (81,603)         (52,904)
-------------------------------------------------------------------------------------------------------------------------
   Net expenses .....................................         226,511        1,750,121          928,569          203,949
-------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) .....................        (187,612)      (1,288,615)          92,180         (132,605)
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:
Net realized gains (losses) on sales of investments .      (5,275,285)     (22,802,994)     (14,839,498)      (3,571,082)
Net change in unrealized appreciation or depreciation
   on investments ...................................      (8,882,418)     (58,443,558)       3,906,539           (1,352)
-------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (losses)
        on investments ..............................     (14,157,701)     (81,246,552)     (10,932,959)      (3,572,434)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations    $(14,345,315)    $(82,535,167)    $(10,840,779)     $(3,705,039)
-------------------------------------------------------------------------------------------------------------------------

                                                                            CONSECO          CONSECO         CONSECO
                                                            CONSECO       CONVERTIBLE         HIGH             FIXED
                                                            BALANCED       SECURITIES         YIELD           INCOME
                                                              FUND            FUND            FUND             FUND
                                                         ------------     ------------     ------------    -------------
INVESTMENT INCOME:
Interest ............................................    $  1,288,865     $  1,015,283     $  5,092,535     $  3,304,886
Dividends ...........................................         250,169          280,182           66,141           39,837
Foreign tax withheld ................................            (369)          (1,477)              --               --
-------------------------------------------------------------------------------------------------------------------------
   Total investment income ..........................       1,538,665        1,293,988        5,158,676        3,344,723
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees ............................         272,269          247,763          330,572          215,701
Distribution and service fees:
   Class A ..........................................          60,434           31,005           49,615          108,569
   Class B ..........................................          79,010          134,860          225,894           74,352
   Class C ..........................................         108,735           52,480          101,934           62,916
Administration fee ..................................          77,791           58,297           94,449           95,867
Transfer agent fees and expenses ....................          22,987           24,978           27,150            3,258
Registration and filing fees ........................          28,281           22,082           18,575           16,290
Custody fees ........................................          12,127           19,792            3,290            6,697
Audit fees ..........................................             543            2,172            2,896               --
Organizational costs ................................           9,343               --            9,756            9,343
Legal fees ..........................................           2,534            2,896            4,163               --
Reports - printing ..................................          21,439           19,421           26,326            4,163
Director fees and expenses ..........................           1,267            1,267            7,353               --
Insurance ...........................................             181              362              724              362
Other ...............................................           1,810            1,086            2,534            2,172
-------------------------------------------------------------------------------------------------------------------------
   Total expenses ...................................         698,751          618,461          905,231          599,690
-------------------------------------------------------------------------------------------------------------------------
Less expense reductions and reimbursements (Note 3) .         (61,617)         (94,056)        (102,767)         (66,252)
-------------------------------------------------------------------------------------------------------------------------
   Net expenses .....................................         637,134          524,405          802,464          533,438
-------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) .....................         901,531          769,583        4,356,212        2,811,285
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:
Net realized gains (losses) on sales of investments .      (3,103,683)      (4,994,717)      (4,168,188)       1,767,968
Net change in unrealized appreciation or depreciation
   on investments ...................................        (169,024)        (960,428)       2,121,515          322,219
-------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (losses)
        on investments ..............................      (3,272,707)      (5,955,145)      (2,046,673)       2,090,187
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations    $ (2,371,176)    $ (5,185,562)    $  2,309,539     $  4,901,472
-------------------------------------------------------------------------------------------------------------------------

4
                       The accompanying notes are an integral part of these financial statements.

                                    [GRAPHIC]

Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------
For the six months ended June 30, 2001 (unaudited) and for the year or period ended December 31, 2000

                                                      CONSECO SCIENCE &
                                                       TECHNOLOGY FUND                     CONSECO 20 FUND
                                               -------------------------------       -----------------------------
                                                    2001             2000(a)            2001              2000
                                               -------------------------------       -----------------------------
OPERATIONS:
Net investment income (loss) ..............    $    (187,612)    $    (238,439)      $(1,288,615)     $ (5,176,946)
Net realized gains (losses) on sale
   of investments .........................       (5,275,285)       (7,810,267)      (22,802,994)       (4,359,344)
Net change in unrealized appreciation
   or depreciation on investments .........       (8,882,418)       (9,487,494)      (58,443,558)      (98,691,282)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations ...      (14,345,315)      (17,536,200)      (82,535,167)     (108,227,572)
-------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
Class A shares ............................               --                --                --                --
Class B shares ............................               --                --                --                --
Class C shares ............................               --                --                --                --
Class Y shares ............................               --                --                --                --
-------------------------------------------------------------------------------------------------------------------
   Total dividends from net investment
   income .................................               --                --                --                --
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
OF NET CAPITAL GAINS:
Class A shares ............................               --                --                --        (7,388,130)
Class B shares ............................               --                --                --       (20,938,625)
Class C shares ............................               --                --                --       (14,911,021)
Class Y shares ............................               --                --                --        (6,861,800)
-------------------------------------------------------------------------------------------------------------------
   Total distributions of net capital gains               --                --                --       (50,099,576)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold ...............................        7,648,651        53,433,858       132,438,937       511,768,513
Reinvested dividends and distributions ....               --                --                --        12,612,070
Shares redeemed ...........................       (2,812,907)       (3,984,687)     (105,838,044)     (366,492,558)
-------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from capital
   share transactions .....................        4,835,744        49,449,171        26,600,893       157,888,025
-------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets        (9,509,571)       31,912,971       (55,934,274)         (439,123)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period ....................       31,912,971                --       217,155,633       217,594,756
-------------------------------------------------------------------------------------------------------------------
   End of period ..........................    $  22,403,400     $  31,912,971     $ 161,221,359     $ 217,155,633
-------------------------------------------------------------------------------------------------------------------
   Including undistributed net
   investment income of ...................    $    (187,612)               --       $(1,288,615)               --
-------------------------------------------------------------------------------------------------------------------

                                                                                               CONSECO
                                                    CONSECO EQUITY FUND                     LARGE-CAP FUND
                                               -------------------------------       -----------------------------
                                                    2001              2000               2001            2000(a)
                                               -------------------------------       -----------------------------
OPERATIONS:
Net investment income (loss) ..............    $      92,180     $    (945,376)    $    (132,605)    $     (27,679)
Net realized gains (losses) on sale
   of investments .........................      (14,839,498)       26,082,591        (3,571,082)       (4,833,092)
Net change in unrealized appreciation
   or depreciation on investments .........        3,906,539       (28,398,025)           (1,352)       (1,486,604)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations ...      (10,840,779)       (3,260,810)       (3,705,039)       (6,347,375)
-------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
Class A shares ............................               --                --                --                --
Class B shares ............................               --                --                --                --
Class C shares ............................               --                --                --                --
Class Y shares ............................               --                --                --                --
-------------------------------------------------------------------------------------------------------------------
   Total dividends from net investment
   income .................................               --                --                --                --
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
OF NET CAPITAL GAINS:
Class A shares ............................               --        (7,324,372)               --                --
Class B shares ............................               --        (8,247,716)               --                --
Class C shares ............................               --        (5,600,004)               --                --
Class Y shares ............................               --       (40,974,426)               --                --
-------------------------------------------------------------------------------------------------------------------
   Total distributions of net capital gains               --       (62,146,518)               --                --
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold ...............................       62,838,385       237,242,136         6,157,623        52,012,318
Reinvested dividends and distributions ....               --        44,946,703                --                --
Shares redeemed ...........................      (56,324,287)     (207,595,794)       (9,382,608)      (15,050,675)
-------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from capital
   share transactions .....................        6,514,098        74,593,045        (3,224,985)       36,961,643
-------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets        (4,326,681)        9,185,717        (6,930,024)       30,614,268
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period ....................      155,135,408       145,949,691        30,614,268                --
-------------------------------------------------------------------------------------------------------------------
   End of period ..........................    $ 150,808,727     $ 155,135,408     $  23,684,244     $  30,614,268
-------------------------------------------------------------------------------------------------------------------
   Including undistributed net
   investment income of ...................    $      92,180                --     $    (132,605)               --
-------------------------------------------------------------------------------------------------------------------

(a) Period from July 1, 2000 (commencement of operations) through December 31, 2000.

6
                   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

                                                    CONSECO BALANCED FUND        CONSECO CONVERTIBLE SECURITIES FUND
                                               -------------------------------   -----------------------------------
                                                     2001             2000              2001             2000
                                               -------------------------------   -----------------------------------
OPERATIONS:
Net investment income (loss) ..............    $     901,531     $   1,143,395     $     769,583     $   2,159,142
Net realized gains (losses) on sale
   of investments .........................       (3,103,683)        8,151,623        (4,994,717)       11,944,366
Net change in unrealized appreciation
   or depreciation on investments .........         (169,024)       (7,470,910)         (960,428)      (18,804,355)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations ...       (2,371,176)        1,824,108        (5,185,562)       (4,700,847)
-------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
Class A shares ............................         (283,008)         (552,954)         (172,493)         (550,849)
Class B shares ............................         (159,950)         (137,295)         (332,298)         (604,434)
Class C shares ............................         (257,156)          (86,141)         (129,182)         (236,607)
Class Y shares ............................         (232,811)         (323,366)         (144,821)         (561,603)
-------------------------------------------------------------------------------------------------------------------
   Total dividends from net investment
   income .................................         (932,925)       (1,099,756)         (778,794)       (1,953,493)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
OF NET CAPITAL GAINS:
Class A shares ............................               --        (6,221,075)               --        (2,508,657)
Class B shares ............................               --        (3,046,893)               --        (4,928,848)
Class C shares ............................               --        (1,750,981)               --        (1,917,770)
Class Y shares ............................               --        (3,349,295)               --        (1,532,711)
-------------------------------------------------------------------------------------------------------------------
   Total distributions of net capital gains               --       (14,368,244)               --       (10,887,986)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold ...............................       38,634,796        58,243,243         3,960,023        75,859,380
Reinvested dividends and distributions ....          326,708         5,938,767           175,175         2,578,562
Shares redeemed ...........................       (9,497,823)      (34,234,901)      (18,659,952)      (64,375,698)
-------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from capital
   share transactions .....................       29,463,681        29,947,109       (14,524,754)       14,062,244
-------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets        26,159,580        16,303,217       (20,489,110)       (3,480,082)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period ....................       62,539,069        46,235,852        67,600,541        71,080,623
-------------------------------------------------------------------------------------------------------------------
   End of period ..........................    $  88,698,649     $  62,539,069     $  47,111,431     $  67,600,541
-------------------------------------------------------------------------------------------------------------------
   Including undistributed net
   investment income of ...................    $      12,035     $      43,429     $     196,438     $     205,649
-------------------------------------------------------------------------------------------------------------------

                                                   CONSECO HIGH YIELD FUND             CONSECO FIXED INCOME FUND
                                               -------------------------------       -----------------------------
                                                    2001              2000              2001              2000
                                               -------------------------------       -----------------------------
OPERATIONS:
Net investment income (loss) ..............    $   4,356,212     $   9,439,866     $   2,811,285     $   4,435,419
Net realized gains (losses) on sale
   of investments .........................       (4,168,188)      (11,735,505)        1,767,968             3,368
Net change in unrealized appreciation
   or depreciation on investments .........        2,121,515       (10,187,529)          322,219         2,173,698
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations ...        2,309,539       (12,483,168)        4,901,472         6,612,485
-------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
Class A shares ............................         (926,450)       (2,484,484)       (1,055,597)       (1,907,578)
Class B shares ............................       (2,077,065)       (3,765,229)         (431,439)         (353,554)
Class C shares ............................         (941,875)       (1,748,082)         (379,946)         (171,473)
Class Y shares ............................         (456,448)       (1,362,678)       (1,010,441)       (1,948,793)
-------------------------------------------------------------------------------------------------------------------
   Total dividends from net investment
   income .................................       (4,401,838)       (9,360,473)       (2,877,423)       (4,381,398)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
OF NET CAPITAL GAINS:
Class A shares ............................               --                --                --                --
Class B shares ............................               --                --                --                --
Class C shares ............................               --                --                --                --
Class Y shares ............................               --                --                --                --
-------------------------------------------------------------------------------------------------------------------
   Total distributions of net capital gains               --                --                --                --
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold ...............................       35,455,312        75,875,999        75,591,618        63,011,968
Reinvested dividends and distributions ....          512,025         1,433,447         1,025,336         1,864,819
Shares redeemed ...........................      (23,479,910)     (101,013,094)      (24,649,913)      (58,325,266)
-------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from capital
   share transactions .....................       12,487,427       (23,703,648)       51,967,041         6,551,521
-------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets        10,395,128       (45,547,289)       53,991,090         8,782,608
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period ....................       87,040,230       132,587,519        74,392,580        65,609,972
-------------------------------------------------------------------------------------------------------------------
   End of period ..........................    $  97,435,358     $  87,040,230     $ 128,383,670     $  74,392,580
-------------------------------------------------------------------------------------------------------------------
   Including undistributed net
   investment income of ...................    $      33,767     $      79,393     $     (15,584)    $      50,627
-------------------------------------------------------------------------------------------------------------------

                                                                                                                 7
                    The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------
For the six months ended June 30, 2001 (unaudited) and for the year or period ended December 31, 2000

                                                   CONSECO SCIENCE &
                                                    TECHNOLOGY FUND                CONSECO 20 FUND
                                              --------------------------     ----------------------------
                                                  2001          2000(a)           2001           2000
                                              --------------------------     ----------------------------
SHARE DATA:
CLASS A SHARES:
Sold ....................................       404,551        3,054,329       9,102,782       8,665,803
Reinvested dividends and distributions ..            --               --              --         246,495
Redeemed ................................      (123,980)        (193,155)     (8,419,050)     (8,653,381)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease) ..............       280,571        2,861,174         683,732         258,917
---------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period ..................     2,861,174               --       2,843,999       2,585,082
   End of period ........................     3,141,745        2,861,174       3,527,731       2,843,999
---------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Sold ....................................       230,197          737,462       1,467,846       5,767,206
Reinvested dividends and distributions ..            --               --              --         423,510
Redeemed ................................      (134,161)         (59,023)     (1,189,772)     (1,925,688)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease) ..............        96,036          678,439         278,074       4,265,028
---------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period ..................       678,439               --       7,756,520       3,491,492
   End of period ........................       774,475          678,439       8,034,594       7,756,520
---------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Sold ....................................       696,207          838,931       1,976,934       5,615,307
Reinvested dividends and distributions ..            --               --              --         288,279
Redeemed ................................      (145,453)         (98,908)       (970,189)     (2,138,198)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease) ..............       550,754          740,023       1,006,745       3,765,388
---------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period ..................       740,023               --       5,578,477       1,813,089
   End of period ........................     1,290,777          740,023       6,585,222       5,578,477
---------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Sold ....................................       292,739          443,112       1,100,760       3,356,150
Reinvested dividends and distributions ..            --               --              --         192,403
Redeemed ................................      (121,337)        (120,781)       (632,680)     (3,672,873)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease) ..............       171,402          322,331         468,080        (124,320)
---------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period ..................       322,331               --       2,599,066       2,723,386
   End of period ........................       493,733          322,331       3,067,146       2,599,066
---------------------------------------------------------------------------------------------------------

                                                                                         CONSECO
                                                 CONSECO EQUITY FUND                 LARGE-CAP FUND
                                              --------------------------     ----------------------------
                                                 2001            2000             2001          2000(a)
                                              --------------------------     ----------------------------
SHARE DATA:
CLASS A SHARES:
Sold ....................................     4,592,520        6,240,601          50,358       3,154,250
Reinvested dividends and distributions ..            --          318,496              --              --
Redeemed ................................    (4,248,197)      (6,828,337)       (218,052)     (1,525,593)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease) ..............       344,323         (269,240)       (167,694)      1,628,657
---------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period ..................     1,542,695        1,811,935       1,628,657              --
   End of period ........................     1,887,018        1,542,695       1,460,963       1,628,657
---------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Sold ....................................       671,601        1,841,473         181,998         975,790
Reinvested dividends and distributions ..            --          227,280              --              --
Redeemed ................................      (230,212)        (247,297)       (386,935)        (13,558)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease) ..............       441,389        1,821,456        (204,937)        962,232
---------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period ..................     2,037,775          216,319         962,232              --
   End of period ........................     2,479,164        2,037,775         757,295         962,232
---------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Sold ....................................       837,996        1,610,867         507,947       1,064,883
Reinvested dividends and distributions ..            --          124,310              --              --
Redeemed ................................      (346,793)        (487,580)       (494,001)       (172,684)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease) ..............       491,203        1,247,597          13,946         892,199
---------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period ..................     1,432,034          184,437         892,199              --
   End of period ........................     1,923,237        1,432,034         906,145         892,199
---------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Sold ....................................       740,995        3,282,641          79,146         167,413
Reinvested dividends and distributions ..            --        4,134,182              --              --
Redeemed ................................    (1,272,613)      (3,609,584)        (37,940)        (17,375)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease) ..............      (531,618)       3,807,239          41,206         150,038
---------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period ..................    10,485,633        6,678,394         150,038              --
   End of period ........................     9,954,015       10,485,633         191,244         150,038
---------------------------------------------------------------------------------------------------------

(a) Period from July 1, 2000 (commencement of operations) through December 31, 2000.

8
               The accompanying notes are an integral part of these financial statements.

                                                CONSECO BALANCED FUND      CONSECO CONVERTIBLE SECURITIES FUND
                                              --------------------------   -----------------------------------
                                                 2001            2000              2001            2000
                                              --------------------------   -----------------------------------
SHARE DATA:
CLASS A SHARES:
Sold ....................................       286,492        1,347,369           30,450         750,356
Reinvested dividends and distributions ..         7,599          136,585            2,695          31,035
Redeemed ................................      (176,439)      (1,653,336)        (745,136)     (1,043,995)
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease) ..............       117,652         (169,382)        (711,991)       (262,604)
--------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period ..................     2,194,774        2,364,156        1,272,780       1,535,384
   End of period ........................     2,312,426        2,194,774          560,789       1,272,780
--------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Sold ....................................       634,017        1,114,122          199,661       2,156,762
Reinvested dividends and distributions ..         4,512           94,571            6,354          88,823
Redeemed ................................      (167,771)        (143,545)        (582,955)       (537,064)
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease) ..............       470,758        1,065,148         (376,940)      1,708,521
--------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period ..................     1,278,425          213,277        2,628,756         920,235
   End of period ........................     1,749,183        1,278,425        2,251,816       2,628,756
--------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Sold ....................................     2,167,200          749,725           60,296       1,030,244
Reinvested dividends and distributions ..         1,995           22,724            2,538          40,778
Redeemed ................................      (302,850)        (169,569)        (195,433)       (334,515)
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease) ..............     1,866,345          602,880         (132,599)        736,507
--------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period ..................       771,040          168,160        1,011,874         275,367
   End of period ........................     2,637,385          771,040          879,275       1,011,874
--------------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Sold ....................................       453,419          747,115           65,782         856,207
Reinvested dividends and distributions ..        17,047          286,767            4,289          59,819
Redeemed ................................      (235,446)        (296,823)        (172,631)     (2,119,336)
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease) ..............       235,020          737,059         (102,560)     (1,203,310)
--------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period ..................     1,413,093          676,034          828,712       2,032,022
   End of period ........................     1,648,113        1,413,093          726,152         828,712
--------------------------------------------------------------------------------------------------------------

                                               CONSECO HIGH YIELD FUND          CONSECO FIXED INCOME FUND
                                              --------------------------     -----------------------------
                                                 2001            2000              2001            2000
                                              --------------------------     -----------------------------
SHARE DATA:
CLASS A SHARES:
Sold ....................................      1,589,544       4,198,656       2,426,022       4,642,039
Reinvested dividends and distributions ..         18,420          24,845          16,045           6,757
Redeemed ................................     (1,730,952)     (6,082,879)     (1,435,641)     (4,553,390)
----------------------------------------------------------------------------------------------------------
   Net increase (decrease) ..............       (122,988)     (1,859,378)      1,006,426          95,406
----------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period ..................      2,400,171       4,259,549       3,289,741       3,194,335
   End of period ........................      2,277,183       2,400,171       4,296,167       3,289,741
----------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Sold ....................................      1,308,969       1,657,629       1,624,950         541,245
Reinvested dividends and distributions ..         23,627          37,105           3,396           3,054
Redeemed ................................       (487,845)     (1,388,415)       (187,356)       (147,455)
----------------------------------------------------------------------------------------------------------
   Net increase (decrease) ..............        844,751         306,319       1,440,990         396,844
----------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period ..................      5,065,252       4,758,933         942,452         545,608
   End of period ........................      5,910,003       5,065,252       2,383,442         942,452
----------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Sold ....................................        804,676       1,402,793       2,155,317         394,152
Reinvested dividends and distributions ..         15,063          25,520           5,693           1,533
Redeemed ................................       (278,143)     (1,003,302)       (175,293)       (151,996)
----------------------------------------------------------------------------------------------------------
   Net increase (decrease) ..............        541,596         425,011       1,985,717         243,689
----------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period ..................      2,288,903       1,863,892         519,451         275,762
   End of period ........................      2,830,499       2,288,903       2,505,168         519,451
----------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Sold ....................................        538,179         812,992       1,212,310         860,748
Reinvested dividends and distributions ..          4,547          66,428          75,783         180,773
Redeemed ................................       (321,642)     (2,377,188)       (621,736)     (1,120,830)
----------------------------------------------------------------------------------------------------------
   Net increase (decrease) ..............        221,084      (1,497,768)        666,357         (79,309)
----------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period ..................        896,883       2,394,651       2,725,266       2,804,575
   End of period ........................      1,117,967         896,883       3,391,623       2,725,266
----------------------------------------------------------------------------------------------------------

                                                                                                         9
               The accompanying notes are an integral part of these financial statements.

Conseco Science & Technology Fund

Portfolio Manager's Review

   During the second quarter of 2001, the Conseco Science & Technology Fund had increased by 9.79% compared to the NASDAQ performance of 17.55%. Technology stocks have been hit the hardest as they have borne the brunt of capital spending cuts in the face of deteriorating profits. In our discussions with many companies, we have learned that all spending decisions are being made at the chief financial officer level, and this will likely remain the environment until things start to improve. In many cases, only those projects with more immediate payoffs are being implemented. Pricing competition has intensified, which is to be expected, as the same companies scramble for fewer deals. A few companies, however, that have the financial capacity to do so, are investing counter-cyclically right now in longer-term projects, which should help them to capture share when the economy improves. (Oak is an example of this.) It is likely that the strong will get stronger as the economy recovers, at least for those companies making forward-looking investments. This has been a central investment theme of Oak's for quite some time.

   Technology moves in cycles, and it is very often the case that what does well in one decade does not always do the same in the next. Sometimes technology companies disappear completely. In 1990, mainframe and minicomputer companies struggled. At the same time, major pricing declines stimulated large unit growth and superior stock price appreciation for the personal computer industry and those related to it, such as desktop software companies. The networking area began to attract significant mainstream spending, particularly in the mid-1990s. It is our belief that the coming decade will see a slowdown in relative growth for the companies in the PC sector and related subsectors, while broadband networking--particularly to the home--wireless access devices, and storage networking will all attract large corporate investments. Communications will continue to converge with computing, but the value for most users will be from the communications and portability side. Internet access will continue to generate huge amounts of traffic growth, which will re-stimulate infrastructure spending. (We doubt Chicago's O'Hare airport initially planned for the total air traffic that now lands and takes off from there.) Inventories will be burned through and the semiconductor industry will reach a state of undersupply, proving its cyclical nature once again.

   A great deal of cash is sitting on the sidelines waiting for a turn. Most, if not all, of the managers we run into (even some technology sector fund managers) are significantly underweighted in technology, even though the sector is still tied for first as the largest weighting in the stock market today. By the time the turn in the fundamentals is evident, the greatest returns will have already been made.

Growth of $10,000

                Conseco Science &
                 Technology Fund
    DATE           (Class A sh           NASDAQ 100         S&P 500 Index
    ----        -----------------        ----------         -------------
  6/30/00            $9,425.00           $10,000.00           $10,000.00
  7/31/00           $10,320.38            $9,590.00            $9,844.00
  8/31/00           $11,847.23           $10,833.82           $10,455.31
  9/29/00           $10,989.55            $9,487.18            $9,903.27
 10/31/00            $9,830.28            $8,721.56            $9,861.68
 11/30/00            $7,426.90            $6,660.66            $9,084.58
 12/29/00            $6,540.95            $6,222.39            $9,129.09
  1/31/01            $7,115.88            $6,890.05            $9,453.18
  2/28/01            $4,307.23            $5,071.08            $8,591.05
  3/30/01            $3,364.73            $4,180.59            $8,046.37
  4/30/01            $4,297.80            $4,929.76            $8,671.58
  5/31/01            $3,967.93            $4,782.85            $8,729.68
  6/29/01            $3,713.45            $4,863.20            $8,517.54


The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 06/30/01. Past performance does not guarantee future results.

Not all investments will recover. Some will even fail, as has been the case with several telecom and dot.com companies. But overall, we believe the technology sector will return, and we are positioned to take advantage of the rebound.

OAK ASSOCIATES, LTD.

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURN(1) (as of 06/30/01)

                              Inception   Year to                       Since
                                date       Date     1 year  3 years   inception
                             ----------   ------    ------  -------   ---------
   Science & Technology A..  07/01/2000   -46.49%   -62.87%    n/a     -62.87%
   Science & Technology B..  07/01/2000   -46.26%   -62.76%    n/a     -62.76%
   Science & Technology C..  07/01/2000   -44.06%   -61.29%    n/a     -61.29%
   Science & Technology Y..  07/01/2000   -43.10%   -60.40%    n/a     -60.40%
   NASDAQ 100 Index........  07/01/2000   -21.84%   -51.37%    n/a     -51.37%
   S&P 500 Index...........  07/01/2000   -6.70%    -14.82%    n/a     -14.82%
--------------------------------------------------------------------------------
 TOP FIVE SECTORS (as of 06/30/01)
   Electronic, Other Electrical Equipment, except Computers.........     21.6%
   Semiconductors, Related Devices..................................     21.0%
   Industrial, Commercial Machinery, Computers......................     17.3%
   Business Services................................................     14.0%
   Telephone and Telegraph Apparatus................................      8.4%
--------------------------------------------------------------------------------
 TOP 10 HOLDINGS (as of 06/30/01)
   Semtech Corp.....................................................      7.6%
   Novellus Systems, Inc............................................      7.6%
   Applied Materials, Inc...........................................      5.7%
   Maxim Integrated Products, Inc...................................      5.2%
   VERITAS Software Corp............................................      4.9%
   Brocade Communications Systems, Inc..............................      4.9%
   Cisco Systems, Inc...............................................      4.2%
   Foundry Networks, Inc............................................      4.0%
   Vitesse Semiconductor Corp.......................................      3.8%
   PMC-Sierra, Inc..................................................      3.8%
--------------------------------------------------------------------------------
 * CURRENT NET ASSETS: $22,403,400
 * DECREASE IN NET ASSETS YTD: $9,509,571
 * PERCENTAGE DECREASE IN NET ASSETS YTD: 29.8%
 * BETA: 1.23 (CLASS A SHARES)(2)


Oak sub-advises the Fund. Founded in 1985, Oak -- known for exceptionally low-turnover, aggressive growth performance -- has taxable and tax-exempt assets under management for more than 100 institutional clients, as well as three no-load mutual funds.

--------------------------------------------------------------------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2002. If the expense reimbursements were not in place, the Fund's return would have been lower. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Science & Technology Fund is 5.75%. The NASDAQ 100 Index is an unmanaged index considered to be representative of the technology arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.

(2) Beta measures the Fund's volatility as compared against the NASDAQ 100
    Index.

Conseco Science & Technology Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

June 30, 2001

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                      -------
COMMON STOCKS (92.1%)
BUSINESS SERVICES (14.0%)
     24,900   Brocade Communications Systems, Inc. (a)........      $ 1,095,351
     72,000   CacheFlow, Inc. (a).............................          354,960
     71,700   Exodus Communications, Inc. (a).................          147,702
     34,300   TIBCO Software, Inc. (a)........................          438,011
     16,630   VERITAS Software Corp. (a)......................        1,106,393
                                                                    -----------
                                                                      3,142,417
                                                                    -----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (5.6%)
     45,000   Foundry Networks, Inc. (a)......................          899,100
     40,000   Redback Networks, Inc. (a)......................          356,800
                                                                    -----------
                                                                      1,255,900
                                                                    -----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (21.6%)
     28,000   Flextronics International Ltd. (a)..............          731,080
     26,500   Maxim Integrated Products, Inc. (a).............        1,171,565
        787   McDATA Corp., Class - A (a).....................           13,812
     17,000   McDATA Corp., Class - B (a).....................          371,280
     30,000   Novellus Systems, Inc. (a)......................        1,703,700
     13,000   QLogic Corp. (a) ...............................          837,850
                                                                    -----------
                                                                      4,829,287
                                                                    -----------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS  (17.3%)
     26,000   Applied Materials, Inc. (a).....................        1,276,600
     51,250   Cisco Systems, Inc. (a).........................          932,750
     28,900   EMC Corp. (a)...................................          839,545
     26,410   Juniper Networks, Inc. (a)......................          821,351
                                                                    -----------
                                                                      3,870,246
                                                                    -----------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (1.6%)
     13,600   Newport Corp....................................          360,400
                                                                    -----------
SEMICONDUCTORS, RELATED DEVICES (21.0%)
     22,620   Integrated Device Technology, Inc. (a)..........          716,828
     27,510   PMC-Sierra, Inc. (a)............................          854,736
     56,800   Semtech Corp. (a)...............................        1,704,000
     25,600   TriQuint Semiconductor, Inc. (a)................          576,000
     40,780   Vitesse Semiconductor Corp. (a).................          858,011
                                                                    -----------
                                                                      4,709,575
                                                                    -----------
TELECOMMUNICATIONS EQUIPMENT, FIBER OPTICS (2.6%)
     46,900   JDS Uniphase Corp. (a)..........................          586,250
                                                                    -----------

TELEPHONE AND TELEGRAPH APPARATUS (8.4%)
     18,480   CIENA Corp. (a).................................      $   702,240
     18,000   Openwave Systems, Inc. (a)......................          624,600
     19,600   ONI Systems Corp. (a)...........................          546,840
                                                                    -----------
                                                                      1,873,680
                                                                    -----------

              TOTAL COMMON STOCK (cost $38,997,667)...........       20,627,755
                                                                    -----------

SHORT-TERM INVESTMENTS (7.8%)
  1,764,000   Aim Liquid Asset Portfolio......................        1,764,000
                                                                    -----------

              TOTAL SHORT-TERM INVESTMENTS (cost $1,764,000)..        1,764,000
                                                                    -----------

TOTAL INVESTMENTS (cost $40,761,667) (99.9%)..................       22,391,755
                                                                    -----------
OTHER ASSETS, LESS LIABILITIES (0.1%).........................           11,645
                                                                    -----------
TOTAL NET ASSETS (100.0%).....................................      $22,403,400
                                                                    ===========
----------------------
(a) Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

                                   [GRAPHIC]

Conseco 20 Fund

Portfolio Manager's Review

   The weak economic environment has, unfortunately, spread around most of the world. Nevertheless, the stock market has acted well since early April, particularly the NASDAQ, rising by 31.9% off its low on April 4. Historically, the stock market has led economic recovery, and as every week goes by we have more and more conviction that the lows in the market have been seen; however, the rise will probably be of a saw-tooth nature from here forward. The Fund increased by 10.4% versus the S&P 500's performance of 5.83% during the second quarter of 2001.

   Companies within technology continue to have poor visibility, which means they did not have much in the way of orders, and no one has much in the way of earnings expectations. These companies have taken this opportunity to announce large layoffs and make large write-offs, particularly for excess inventories.

   It has also gotten to the point where there is no penalty for a disappointing or poor earnings report. Everyone expects it, so the stock does not react negatively and, in many cases, even rises. It is rather ironic that the stock market has shown strength since the beginning of the second quarter in the face of bad news. Although earnings for the quarter will be dismal, what will be more important is what management says in conference calls following the release of their earnings. If management, in general, continues to say that it sees weak visibility and nothing to be excited about, the market is likely to remain lackluster. If, however, management indicates some strengthening of orders, this could be a significant catalyst for a good market rally in the third quarter. We are optimistic that companies will start to see better prospects. We just don't know whether it will be this quarter or next or further out. Our guess is we will start to see some improving predictions in the coming months.

   Within the healthcare industry, the stocks remained stable to down slightly due to increasing concerns of pipeline viability and patent expirations. The long-term horizon for these companies remains intact with the aging U.S. population trend playing in their favor.

   Financials bounced off of depressed levels as investors began to look toward a healthier capital markets environment. We are currently in a low-inflation, falling-interest-rate environment, which is good for financial assets. There has been and will be a tremendous amount of wealth created, particularly in the US. This wealth must be managed, benefiting the companies with in the Fund.

Growth of $10,000

                    Conseco 20 Fund                                 S&P 400
    DATE            (Class A Shares)       S&P 500 Index          Midcap Index
    ----            ----------------       -------------          ------------
  12/31/97             $9,425.00             $10,000.00             $10,000.00
   1/30/98             $9,905.68             $10,111.00              $9,810.00
   2/27/98            $10,763.35             $10,840.00             $10,622.27
   3/31/98            $11,658.73             $11,395.01             $11,101.33
   4/30/98            $11,470.23             $11,510.10             $11,304.49
   5/29/98            $10,725.65             $11,312.13             $10,795.78
   6/30/98            $11,225.18             $11,771.40             $10,863.80
   7/31/98            $10,621.98             $11,646.62             $10,442.28
   8/31/98             $8,802.95              $9,962.52              $8,498.97
   9/30/98             $9,302.48             $10,601.12              $9,292.78
  10/30/98             $9,717.18             $11,462.99             $10,123.55
  11/30/98            $10,556.00             $12,157.65             $10,628.72
  12/31/98            $12,064.00             $12,857.93             $11,912.67
   1/29/99            $12,111.13             $13,395.39             $11,449.26
   2/26/99            $11,771.83             $12,978.79             $10,849.32
   3/31/99            $12,318.48             $13,497.94             $11,152.02
   4/30/99            $13,034.78             $14,020.31             $12,031.91
   5/28/99            $13,326.95             $13,689.43             $12,083.65
   6/30/99            $14,542.78             $14,449.20             $12,731.33
   7/30/99            $14,552.20             $13,998.38             $12,460.16
   8/31/99            $15,155.40             $13,928.39             $12,032.77
   9/30/99            $15,221.38             $13,546.75             $11,660.96
  10/29/99            $15,947.10             $14,404.26             $12,255.67
  11/30/99            $18,058.30             $14,696.67             $12,899.09
  12/31/99            $20,587.60             $15,562.30             $13,665.30
   1/31/00            $21,333.88             $14,781.08             $13,279.94
   2/29/00            $27,413.64             $14,501.71             $14,209.53
   3/31/00            $25,144.93             $15,919.98             $15,398.87
   4/28/00            $22,627.45             $15,440.79             $14,859.91
   5/31/00            $20,846.31             $15,124.25             $14,674.16
   6/30/00            $23,741.91             $15,497.82             $14,889.87
   7/31/00            $23,323.98             $15,256.06             $15,125.13
   8/31/00            $27,622.60             $16,203.46             $16,813.10
   9/29/00            $26,866.36             $15,347.91             $16,697.09
  10/31/00            $23,224.48             $15,283.45             $16,131.05
  11/30/00            $17,592.49             $14,079.12             $14,913.16
  12/29/00            $15,302.83             $14,148.11             $16,054.02
   1/31/01            $17,007.48             $14,650.36             $16,412.02
   2/28/01            $11,451.10             $13,314.25             $15,476.54
   3/30/01             $9,121.84             $12,470.13             $14,326.63
   4/30/01            $11,333.99             $13,439.06             $15,906.86
   5/31/01            $10,540.22             $13,529.10             $16,277.49
   6/29/01            $10,045.74             $13,200.34             $16,212.38

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 06/30/01. Past performance does not guarantee future results.

   Although this correction has been very painful on the down slope, we believe the Fund is in the right spots for the rally. We will continue to evaluate the situation to make sure that we are in the sectors which we think will do the best on a relative basis as the rally continues--which we expect it will do.

OAK ASSOCIATES, LTD.

                        Class A Shares *                      CONSECO FUND GROUP
Morningstar Ranking(1): Class Y Shares * (of 4,473 funds)   2001 Mid-Year Report
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURN(2) (as of 06/30/01)

                             Inception  Year-to-                       Since
                               date       date     1 year   3 years   inception
                             --------   --------   ------   -------   ---------
   20 A...................   01/01/98   -38.13%   -60.12%    -5.52%     0.13%
   20 B...................   02/18/98   -37.69%   -59.93%    -5.66%    -3.43%
   20 C...................   03/10/98   -35.03%   -58.22%    -4.34%    -3.76%
   20 Y...................   04/06/98   -34.10%   -57.40%    -3.10%    -4.24%
   S&P 500 Index..........   01/01/98    -6.70%   -14.82%     3.89%     8.26%
   S&P 400 Midcap Index...   01/01/98     0.98%     8.88%    14.27%    14.80%
--------------------------------------------------------------------------------
 TOP FIVE SECTORS (as of 06/30/01)
   Industrial, Commercial Machinery, Computers......................    23.9%
   Electronic, Other Electrical Equipment, except Computers.........    18.9%
   Business Services................................................    10.5%
   Chemicals and Allied Products....................................     9.0%
   Insurance Carriers...............................................     5.9%
--------------------------------------------------------------------------------
 TOP 10 HOLDINGS (as of 06/30/01)
   Applied Materials, Inc...........................................     8.8%
   American International Group, Inc...............................      5.9%
   VERITAS Software Corp............................................     5.2%
   Maxim Integrated Products, Inc...................................     5.1%
   Intel Corp.......................................................     5.0%
   Extreme Networks, Inc............................................     4.7%
   Medtronic, Inc. .................................................     4.3%
   Morgan Stanley Dean Witter & Co..................................     4.2%
   Foundry Networks, Inc............................................     4.2%
   Cisco Systems, Inc...............................................     4.1%
--------------------------------------------------------------------------------
 * CURRENT NET ASSETS: $161,221,359
 * DECREASE IN NET ASSETS YTD: $55,934,274
 * PERCENTAGE DECREASE IN NET ASSETS YTD: 25.8%
 * BETA: 1.52 (CLASS A SHARES)(3)

Oak sub-advises the Fund. Founded in 1985, Oak -- known for exceptionally low-turnover, aggressive growth performance -- has taxable and tax-exempt assets under management for more than 100 institutional clients, as well as three no-load mutual funds.

--------------------------------------------------------------------------------
(1) Morningstar proprietary ratings reflect historical risk-adjusted performance. The ratings are subject to change every month. Morningstar ratings are calculated from a fund's three-, five- and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The top 10% of the funds in a broad asset class receive five stars; the next 22.5% receive four stars; the next 35% receive three stars; the next 22.5% receive two stars; and the bottom 10% receive one star.

(2) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2002. If the expense reimbursements were not in place, the Fund's return would have been lower. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco 20 Fund is 5.75%. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the mid-cap stock arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.

(3) Beta measures the Fund's volatility as compared against the S&P 500 Index.

Conseco 20 Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

June 30, 2001

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                      -------
COMMON STOCKS (95.4%)
BUSINESS SERVICES (10.5%)
    150,000   Brocade Communications Systems Inc. (a).........     $  6,598,500
    400,000   CacheFlow, Inc. (a).............................        1,972,000
    125,180   VERITAS Software Corp. (a)......................        8,328,225
                                                                   ------------
                                                                     16,898,725
                                                                   ------------
CHEMICALS AND ALLIED PRODUCTS (9.0%)
     78,000   Eli Lilly & Co..................................        5,772,000
     75,000   Merck & Co., Inc................................        4,793,250
    100,000   Pfizer, Inc.....................................        4,005,000
                                                                   ------------
                                                                     14,570,250
                                                                   ------------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (4.1%)
    335,000   Foundry Networks, Inc. (a)......................        6,693,300
                                                                   ------------
DEPOSITORY INSTITUTIONS (1.6%)
     50,000   Citigroup, Inc..................................        2,642,000
                                                                   ------------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT
COMPUTERS (18.9%)
    415,000   Atmel Corp. (a).................................        5,598,350
    100,000   Avanex Corp. (a)................................          970,000
    274,000   Intel Corp......................................        8,014,500
     35,000   Linear Technology Corporation...................        1,547,700
    185,000   Maxim Integrated Products, Inc. (a).............        8,178,850
    150,000   Xilinx, Inc. (a)................................        6,186,000
                                                                   ------------
                                                                     30,495,400
                                                                   ------------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (23.9%)
    289,350   Applied Materials, Inc. (a).....................       14,207,085
    365,000   Cisco Systems, Inc. (a).........................        6,643,000
    215,000   EMC Corp. (a)...................................        6,245,750
    255,000   Extreme Networks, Inc. (a)......................        7,522,500
    125,000   Juniper Networks, Inc. (a)......................        3,887,500
                                                                   ------------
                                                                     38,505,835
                                                                   ------------
INSURANCE CARRIERS (5.9%)
    110,000   American International Group, Inc...............        9,460,000
                                                                   ------------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (4.3%)
    150,000   Medtronic, Inc..................................        6,901,500
                                                                   ------------
SECURITY AND COMMODITY BROKERS (4.2%)
    105,000   Morgan Stanley Dean Witter & Co.................        6,744,150
                                                                   ------------
SEMICONDUCTORS, RELATED DEVICES (5.2%)
    160,000   PMC-Sierra, Inc. (a)............................      $ 4,971,200
    160,000   Vitesse Semiconductor Corp. (a).................        3,366,400
                                                                   ------------
                                                                      8,337,600
                                                                   ------------
STONE, CLAY, GLASS AND CONCRETE PRODUCTS (1.9%)
    180,000   Corning, Inc....................................        3,007,800
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT, FIBER OPTICS (3.0%)
    385,000   JDS Uniphase Corp. (a)..........................        4,812,500
                                                                   ------------
TELEPHONE AND TELEGRAPH APPARATUS (2.9%)
    125,000   CIENA Corp. (a).................................        4,750,000
                                                                   ------------

              TOTAL COMMON STOCK (cost $268,896,728)..........      153,819,060
                                                                   ------------

SHORT-TERM INVESTMENTS (4.5%)
  7,169,000   Aim Liquid Asset Portfolio......................        7,169,000
                                                                   ------------

              TOTAL SHORT-TERM SECURITIES (cost $7,169,000)...        7,169,000
                                                                   ------------

TOTAL INVESTMENTS (cost $276,065,728) (99.9%).................      160,988,060
                                                                   ------------
OTHER ASSETS, LESS LIABILITIES (0.1%).........................          233,299
                                                                   ------------
TOTAL NET ASSETS (100.0%).....................................     $161,221,359
                                                                   ============


--------------------
(a) Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

                                    [GRAPHIC]

Conseco Equity Fund
--------------------------------------------------------------------------------
Portfolio Manager's Review

   The first half of 2001 was a tale of two markets, a first quarter in which virtually every major stock sector lost ground and a second quarter in which nearly every sector resurged. The rebound on Wall Street mirrored the shift in public sentiment about the U.S. economy. Continued slow economic growth prompted the Federal Reserve Board to lower rates 125 basis points in three steps during the second quarter, taking the cumulative 2001 easing to 275 basis points.

   Though the Fed lowered rates, the U.S. equity markets weakened as the earnings preannouncement season brought numerous reminders that weak economic conditions take their toll on corporate earnings. By the midpoint of the year, the wave of negative earnings warnings had done most of the damage leaving investors with negative returns and lack of visibility in the markets.

   The markets played havoc with all investment styles, wavering between characteristics they found attractive, such as growth or value. Our core approach, which combines growth and value, participated in value run-up during the past six months, though we also felt the downside with growth stocks.

   Within the framework of our disciplined process, we select securities that display what we think are attractive valuations, while exhibiting positive momentum and solid earnings quality. But this balanced approach does not mean that we are immune to the market volatility and its impact on returns, as we have experienced during the past six months, even though we have increased the number of stocks during this period to address market volatility.

   Our goal is to add value through security selection in the mid capitalization segment of the market while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.

   Going forward, the U.S. economy still shows signs of slowing, a situation which wreaked havoc on the markets during the second half of 2000. Profit concerns have been at the root of most issues related to stocks. The Fed is addressing the slowdown with its 275-basis-point decrease in rates thus far in 2001, and companies are addressing the earnings story through head-count reductions. Most pundits predict that by the fourth quarter, the economy and corporate profits will turn positive as the combination of the aforementioned will start to produce a stronger economy and stable earnings. As a leading indicator, the stock market should benefit before we see the economy turn.


Growth of $10,000

                Conseco Equity Fund          S&P 400
   DATE           (Class A Shares)         Midcap Index           S&P 500 Index

   1/2/97             $9,425.00             $10,000.00              $10,000.00
  1/31/97             $9,679.48             $10,375.00              $10,625.00
  2/28/97             $9,396.73             $10,289.93              $10,707.88
  3/31/97             $8,963.18              $9,851.57              $10,267.78
  4/30/97             $8,868.93             $10,106.73              $10,880.77
  5/30/97             $9,792.58             $10,990.06              $11,543.41
  6/30/97            $10,226.13             $11,298.88              $12,060.55
  7/31/97            $10,998.98             $12,417.47              $13,020.57
  8/29/97            $11,206.33             $12,402.57              $12,291.42
  9/30/97            $12,271.35             $13,115.71              $12,964.99
 10/31/97            $11,677.58             $12,545.18              $12,531.96
 11/28/97            $11,762.40             $12,730.85              $13,112.19
 12/31/97            $11,583.33             $13,224.81              $13,337.72
  1/30/98            $11,740.28             $12,973.54              $13,485.77
  2/27/98            $12,807.58             $14,047.74              $14,458.09
  3/31/98            $13,778.61             $14,681.30              $15,198.34
  4/30/98            $13,767.90             $14,949.96              $15,351.85
  5/29/98            $12,835.75             $14,277.22              $15,087.80
  6/30/98            $13,210.75             $14,367.16              $15,700.36
  7/31/98            $12,289.32             $13,809.72              $15,533.94
  8/31/98             $9,975.03             $11,239.73              $13,287.73
  9/30/98            $10,500.03             $12,289.52              $14,139.47
 10/30/98            $11,014.32             $13,388.20              $15,289.01
 11/30/98            $11,978.61             $14,056.27              $16,215.53
 12/31/98            $13,449.48             $15,754.27              $17,149.54
  1/29/99            $13,160.13             $15,141.43              $17,866.39
  2/26/99            $12,474.26             $14,348.02              $17,310.75
  3/31/99            $13,160.13             $14,748.33              $18,003.18
  4/30/99            $13,642.39             $15,911.97              $18,699.90
  5/28/99            $13,588.80             $15,980.39              $18,258.58
  6/30/99            $14,847.48             $16,836.94              $19,271.93
  7/30/99            $15,008.52             $16,478.32              $18,670.65
  8/31/99            $15,062.20             $15,913.11              $18,577.30
  9/30/99            $15,180.29             $15,421.39              $18,068.28
 10/29/99            $16,210.92             $16,207.89              $19,212.00
 11/30/99            $17,885.69             $17,058.80              $19,602.00
 12/31/99            $21,057.90             $18,072.09              $20,756.56
  1/31/00            $21,303.81             $17,562.46              $19,714.58
  2/29/00            $27,464.58             $18,791.83              $19,341.98
  3/31/00            $26,739.78             $20,364.71              $21,233.62
  4/28/00            $23,866.49             $19,651.94              $20,594.49
  5/31/00            $22,028.61             $19,406.29              $20,172.30
  6/30/00            $25,316.08             $19,691.57              $20,670.56
  7/31/00            $24,474.80             $20,002.69              $20,348.10
  8/31/00            $28,396.46             $22,234.99              $21,611.71
  9/29/00            $27,529.29             $22,081.57              $20,470.62
 10/31/00            $25,018.39             $21,333.01              $20,384.64
 11/30/00            $20,164.85             $19,722.36              $18,778.33
 12/29/00            $22,104.93             $21,231.13              $18,870.34
  1/31/01            $22,060.09             $21,704.58              $19,540.24
  2/28/01            $20,445.91             $20,467.42              $17,758.17
  3/30/01            $18,921.43             $18,946.69              $16,632.30
  4/30/01            $20,423.49             $21,036.51              $17,924.63
  5/31/01            $20,759.77             $21,526.66              $18,044.73
  6/29/01            $20,558.00             $21,440.55              $17,606.24


The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 06/30/01. Past performance does not guarantee future results.


CHICAGO EQUITY PARTNERS, LLP

                                                              CONSECO FUND GROUP
                        Class A Shares * * * *              2001 Mid-Year Report
Morningstar Ranking(1): Class Y Shares * * * * * (of 4,473 funds)
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURN(2) (as of 06/30/01)

                            Inception    Year-to-                       Since
                               date        date     1 year   3 years  inception
                            ----------    ------    ------   -------  ---------
   Equity A...............  01/02/1997   -12.35%   -23.46%    13.62%    17.37%
   Equity B...............  01/28/1998   -11.81%   -23.18%    13.42%    15.49%
   Equity C...............  02/19/1998    -8.09%   -19.98%    15.11%    14.86%
   Equity Y...............  01/02/1997    -6.69%   -18.32%    16.50%    19.57%
   S&P MidCap 400 Index...  01/02/1997     0.98%     8.88%    14.27%    18.47%
   S&P 500 Index..........  01/02/1997    -6.70%   -14.82%     3.89%    13.39%
--------------------------------------------------------------------------------
 TOP FIVE SECTORS (as of 06/30/01)
   Business Services................................................     9.2%
   Electric, Gas, Water, Cogeneration, Sanitary Services............     7.8%
   Chemicals and Allied Products....................................     7.5%
   Depository Institutions..........................................     6.6%
   Insurance Carriers...............................................     5.6%
------------------------------------------------------------------------------
 TOP 10 HOLDINGS (as of 06/30/01)
   Anadarko Petroleum Corp..........................................     0.9%
   USA Education, Inc...............................................     0.9%
   Associated Banc-Corp.............................................     0.8%
   Genzyme Corp.....................................................     0.8%
   First Tennessee National Corp....................................     0.8%
   St. Jude Medical, Inc............................................     0.8%
   FPL Group, Inc...................................................     0.8%
   Amerada Hess Corp................................................     0.8%
   American Financial Group, Inc....................................     0.7%
   USX-Marathon Group...............................................     0.7%
------------------------------------------------------------------------------
 * CURRENT NET ASSETS: $150,808,727
 * DECREASE IN NET ASSETS YTD: $4,326,681
 * PERCENTAGE DECREASE IN NET ASSETS YTD: 2.8%
 * BETA: 1.14 (CLASS A SHARES)(3)

CEP sub-advises the Fund. With a history dating back to 1989, CEP -- known for low-turnover growth performance -- has taxable and tax-exempt assets under management for more than 100 institutional clients.

--------------------------------------------------------------------------------
(1) Morningstar proprietary ratings reflect historical risk-adjusted performance. The ratings are subject to change monthly. Morningstar ratings are calculated from a fund's three-, five- and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The top 10% of the funds in a broad asset class receive five stars; the next 22.5% receive four stars; the next 35% receive three stars; the next 22.5% receive two stars; and the bottom 10% receive one star.

(2) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2002. If the expense reimbursements were not in place, the fund's return would have been lower. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Equity Fund is 5.75%. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the Mid Cap stock arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.

(3) Beta measures the fund's volatility as compared against the S&P MidCap 400 Index.

Conseco Equity Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited)
June 30, 2001

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                      -------
COMMON STOCKS (94.6%)
AMUSEMENT AND RECREATION SERVICES (1.0%)
     49,300   Park Place Entertainment Corp. (a)..............     $    596,530
     23,400   Westwood One, Inc. (a)..........................          862,290
                                                                   ------------
                                                                      1,458,820
                                                                   ------------
APPAREL AND ACCESSORY STORES (0.5%)
      9,700   Abercrombie & Fitch Co. (a).....................          431,844
      7,400   American Eagle Outfitters, Inc. (a).............          260,776
                                                                   ------------
                                                                        692,620
                                                                   ------------
APPAREL AND OTHER FINISHED PRODUCTS MADE FROM FABRICS AND
SIMILAR MATERIALS (0.7%)
      3,200   Columbia Sportswear Co. (a).....................          163,168
     11,500   Jones Apparel Group, Inc. (a)...................          496,800
      9,100   Liz Claiborne, Inc..............................          459,095
                                                                   ------------
                                                                      1,119,063
                                                                   ------------
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (0.5%)
     36,200   AutoNation, Inc. (a)............................          419,920
      7,600   AutoZone, Inc. (a)..............................          285,000
                                                                   ------------
                                                                        704,920
                                                                   ------------
BUILDING CONSTRUCTION GENERAL CONTRACTORS AND
OPERATIVE BUILDERS (0.2%)
     15,500   D.R. Horton, Inc................................          351,850
                                                                   ------------
BUSINESS SERVICES (9.2%)
     19,800   Adobe Systems Inc...............................          930,600
      3,200   Affiliated Computer Services, Inc. (a)..........          230,112
      7,600   Autodesk, Inc...................................          283,480
      5,700   THE BISYS Group, Inc. (a).......................          336,300
     21,700   BMC Software, Inc. (a)..........................          489,118
     11,700   Brocade Communications Systems, Inc. (a)........          514,683
     32,900   Cabletron Systems, Inc. (a).....................          751,765
     25,900   Cadence Design Systems, Inc. (a)................          482,517
     19,000   Cendant Corp. (a)...............................          370,500
     13,500   Citrix Systems, Inc. (a)........................          471,150
     21,800   Compuware Corp. (a).............................          304,982
     14,760   Concord EFS, Inc. (a)...........................          767,668
     12,700   Convergys Corp. (a).............................          384,175
      5,200   CSG Systems International, Inc. (a).............          295,152
      5,800   DST Systems, Inc. (a)...........................          305,660
      6,700   Electronic Arts, Inc. (a).......................          387,930
      6,500   Electronics for Imaging, Inc. (a)...............          191,750

BUSINESS SERVICES (cont.)
     11,600   Fiserv, Inc. (a)................................     $    742,168
      6,700   HomeStore.com, Inc. (a).........................          234,232
     16,900   Intuit, Inc. (a)................................          675,831
      7,800   Jack Henry & Associates, Inc....................          241,800
     11,700   Liberate Technologies, Inc. (a).................          128,115
      4,500   Mercury Interactive Corp. (a)...................          269,550
      8,300   NCR Corp. (a)...................................          390,100
     15,200   PeopleSoft, Inc. (a)............................          748,296
      7,800   Peregrin Systems, Inc. (a)......................          226,200
      9,100   Robert Half International, Inc. (a).............          226,499
      2,715   Roxio, Inc. (a).................................           35,295
      5,700   RSA Security Inc. (a)...........................          176,415
     30,303   SmartServ Online, Inc. (a)......................          280,303
     20,400   SunGard Data Systems, Inc. (a)..................          612,204
     13,000   Sybase, Inc. (a)................................          213,850
      6,600   Synopsys, Inc. (a)..............................          319,374
      6,100   TMP Worldwide, Inc. (a).........................          366,000
     33,200   Unisys Corp. (a)................................          488,372
                                                                   ------------
                                                                      13,872,14
                                                                   ------------
CHEMICALS AND ALLIED PRODUCTS (7.5%)
     17,100   Air Products and Chemicals, Inc.................          782,325
      4,200   Andrx Group (a).................................          323,400
     17,900   Avon Products, Inc..............................          828,412
     12,400   Cabot Corp......................................          446,648
      5,600   Chiron Corp. (a)................................          285,600
      8,300   The Estee Lauder Companies Inc. - Class A.......          357,730
     10,820   Forest Laboratories, Inc. (a)...................          768,220
     20,400   Genzyme Corp. (a)...............................        1,244,400
     10,100   IDEC Pharmaceuticals Corp. (a)..................          683,669
     14,100   International Flavors & Fragrances Inc..........          223,657
      8,800   Invitrogen Corp. (a)............................          631,840
     22,225   IVAX Corp. (a)..................................          866,775
     18,000   King Pharmaceuticals, Inc. (a)..................          967,500
     18,000   Mylan Laboratories Inc..........................          506,340
     13,700   PPG Industries, Inc.............................          720,209
     13,700   Praxair, Inc....................................          643,900
      9,600   Sigma-Aldrich Corp..............................          370,752
     10,300   Watson Pharmaceuticals, Inc. (a)................          634,892
                                                                   ------------
                                                                      11,286,26
                                                                   ------------
20
   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                      -------
COAL MINING (0.3%)
     19,800   Massey Energy Co................................     $    391,248
                                                                   ------------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (1.9%)
     24,700   Broadwing Inc. (a)..............................          603,915
     16,200   Charter Communications, Inc (a).................          378,270
      4,900   Foundry Networks, Inc. (a)......................           97,902
      7,240   Telephone and Data Systems, Inc.................          787,350
     14,100   Univision Communications, Inc. (a)..............          603,198
     16,200   USA Networks, Inc. (a)..........................          453,600
                                                                   ------------
                                                                      2,924,235
                                                                   ------------
DEPOSITORY INSTITUTIONS (6.6%)
     35,500   Associated Banc-Corp............................        1,277,645
     11,800   Dime Bancorp, Inc...............................          439,550
     34,800   First Tennessee National Corp...................        1,207,908
     20,100   First Virginia Banks, Inc.......................          947,112
     16,100   Golden West Financial Corp......................        1,034,264
     26,800   GreenPoint Financial Corp.......................        1,029,120
     25,300   North Fork Bancorp., Inc........................          784,300
     29,500   Regions Financial Corp..........................          944,000
     41,100   SouthTrust Corp.................................        1,068,600
      9,800   Synovus Financial Corp..........................          307,524
      3,900   TCF Financial Corp..............................          180,609
     17,300   Union Planters Corp.............................          754,280
                                                                   ------------
                                                                      9,974,912
                                                                   ------------
EATING AND DRINKING PLACES (1.8%)
     21,500   Brinker International, Inc. (a).................          555,775
     22,800   Darden Restaurants, Inc.........................          636,120
     33,000   Starbucks Corp. (a).............................          759,000
     11,100   Viad Corp.......................................          293,040
     21,100   Wendy's International, Inc......................          538,894
                                                                   ------------
                                                                      2,782,829
                                                                   ------------
EDUCATIONAL SERVICES (0.8%)
     24,255   Apollo Group, Inc. - Class A (a)................        1,029,625
      4,400   DeVry, Inc. (a).................................          158,928
                                                                   ------------
                                                                      1,188,553
                                                                   ------------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (7.8%)
     15,800   Allegheny Energy, Inc...........................          762,350
     10,940   Ameren Corp.....................................          467,138
      6,100   American Electric Power Co., Inc................          281,637
     20,400   Citizens Communications Co. (a).................          245,412
     13,090   Consolidated Edison, Inc........................          520,982

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (cont.)
     15,700   DTE Energy Co...................................      $   729,108
      9,300   Dynegy, Inc. - Class A..........................          432,450
      6,050   El Paso Energy Corp.............................          317,867
     12,000   Entergy Corp....................................          460,680
      9,000   FirstEnergy Corp................................          289,440
     19,270   FPL Group, Inc..................................        1,160,247
      6,200   GPU, Inc........................................          217,930
     24,600   KeySpan Corp....................................          897,408
     11,300   MDU Resources Group, Inc........................          357,532
     17,780   NSTAR...........................................          756,717
     32,580   Potomac Electric Power Co.......................          681,574
     12,800   PPL Corp........................................          704,000
     14,100   Public Service Enterprise Group Inc.............          689,490
     19,250   Puget Sound Energy, Inc.........................          504,350
     18,200   Republic Services, Inc. (a).....................          361,270
      7,400   Sempra Energy...................................          202,316
     22,600   TECO Energy, Inc................................          689,300
                                                                   ------------
                                                                     11,729,198
                                                                   ------------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (5.1%)
     16,500   Adaptec, Inc. (a)...............................          164,010
     22,800   Advanced Micro Devices, Inc. (a)................          658,464
     16,100   Altera Corp. (a)................................          466,900
     21,700   Atmel Corp. (a).................................          292,733
     12,370   Celestica, Inc. (a).............................          637,055
      5,300   Cree, Inc. (a)..................................          138,569
      4,800   Energizer Holdings, Inc. (a)....................          110,160
     12,900   Harris Corp.....................................          351,009
      5,900   International Rectifier Corp. (a)...............          201,190
     16,700   Intersil Holding Corp. (a)......................          607,880
      3,500   L-3 Communications Holdings, Inc. (a)...........          267,050
      7,000   Molex Inc.......................................          255,710
      6,300   NVIDIA Corp. (a)................................          584,325
      9,200   Polycom, Inc. (a)...............................          212,428
     14,140   QLogic Corp. (a)................................          911,323
     16,500   Scientific-Atlanta, Inc.........................          669,900
      9,200   UTStarcom, Inc. (a).............................          214,360
     18,000   Vishay Intertechnology, Inc. (a)................          414,000
      8,200   Whirlpool Corp..................................          512,500
                                                                   ------------
                                                                      7,669,566
                                                                   ------------

                                                                              21
   The accompanying notes are an integral part of these financial statements.

Conseco Equity Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited)
June 30, 2001

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                      -------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (2.0%)
     16,200   The New Dun & Bradstreet Corp. (a)..............      $   456,840
      8,900   Fluor Corp......................................          401,835
      4,400   Jacobs Engineering Group, Inc. (a)..............          287,012
     12,390   Millennium Pharmaceuticals, Inc. (a)............          440,836
     10,300   Monsanto Co.....................................          381,100
     12,100   Moody's Corp....................................          405,350
     13,800   PerkinElmer, Inc................................          379,914
     11,000   Pharmaceutical Product Development, Inc. (a)....          335,610
                                                                   ------------
                                                                      3,088,497
                                                                   ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND TRANSPORTATION
EQUIPMENT (0.8%)
     14,700   Fortune Brands, Inc.............................          563,892
      5,100   Lockheed Martin Corp............................          188,955
     16,500   Masco Corp......................................          411,840
                                                                   ------------
                                                                      1,164,687
                                                                   ------------
FOOD AND KINDRED PRODUCTS (2.6%)
      4,700   Adolph Coors Co. - Class B......................          235,846
     34,000   Archer-Daniels-Midland Co.......................          442,000
      8,100   General Mills, Inc..............................          354,618
     10,300   Hershey Foods Corp..............................          635,613
     24,460   Hormel Foods Corp...............................          595,355
     11,700   McCormick & Co., Inc............................          491,634
     12,200   The Pepsi Bottling Group, Inc...................          489,220
     13,100   Wm. Wrigley Jr. Co..............................          613,735
                                                                   ------------
                                                                      3,858,021
                                                                   ------------
FOOD STORES (0.4%)
     15,100   Albertson's Inc.................................          452,849
      7,400   Winn-Dixie Stores, Inc..........................          193,362
                                                                   ------------
                                                                        646,211
                                                                   ------------
FORESTRY (0.3%)
      7,900   Weyerhaeuser Co.................................          434,263
                                                                   ------------
FURNITURE AND FIXTURES (1.6%)
     17,670   Hillenbrand Industries, Inc.....................        1,009,134
     14,300   Johnson Controls, Inc...........................        1,036,321
      9,200   Lear Corp. (a)..................................          321,080
                                                                   ------------
                                                                      2,366,535
                                                                   ------------
GENERAL MERCHANDISE STORES (2.3%)
     10,200   BJ's Wholesale Club, Inc. (a)...................          543,252
     34,700   Dollar General Corp.............................          676,650
     16,600   Federated Department Stores, Inc. (a)...........      $   705,500
     18,200   The May Department Stores Co....................          623,532
     29,300   The TJX Companies, Inc..........................          933,791
                                                                   ------------
                                                                      3,482,725
                                                                   ------------
HEALTH SERVICES (1.8%)
      5,100   Enzon, Inc. (a).................................          318,750
      4,600   Express Scripts, Inc. (a).......................          253,138
     15,000   First Health Group Corp. (a)....................          361,800
      9,440   Laboratory Corp. of America Holdings (a)........          725,936
     19,760   Tenet Healthcare Corp. (a)......................        1,019,418
                                                                   ------------
                                                                      2,679,042
                                                                   ------------
HOME FURNITURE AND EQUIPMENT STORES (1.2%)
     17,000   Bed Bath & Beyond Inc. (a)......................          510,000
     11,800   Best Buy Co., Inc. (a)..........................          749,536
     13,100   Williams-Sonoma, Inc. (a).......................          508,542
                                                                   ------------
                                                                      1,768,078
                                                                   ------------
HOTELS, OTHER LODGING PLACES (0.1%)
      8,200   Mandalay Resort Group (a).......................          224,680
                                                                   ------------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (3.7%)
     33,000   Apple Computer, Inc. (a)........................          767,250
      9,261   Axcelis Technologies, Inc. (a)..................          137,063
      9,700   Diebold, Inc....................................          311,855
      5,200   FMC Corp. (a)...................................          356,512
      5,800   International Game Technology (a)...............          363,950
      9,200   Lexmark International, Inc. (a).................          618,700
     17,400   Novellus Systems, Inc. (a)......................          988,146
     17,600   Parker-Hannifin Corp............................          746,944
     12,600   Pitney Bowes, Inc...............................          530,712
     11,000   The Stanley Works...............................          460,680
     11,800   Symbol Technologies, Inc........................          261,960
                                                                   ------------
                                                                      5,543,772
                                                                   ------------
INSURANCE CARRIERS (5.7%)
     13,530   Ambac Financial Group, Inc......................          787,446
     36,850   American Financial Group, Inc...................        1,116,555
      9,200   The Hartford Financial Services Group, Inc......          629,280
     19,700   Lincoln National Corp...........................        1,019,475
     10,900   MGIC Investment Corp............................          791,776
     14,700   Old Republic International Corp.................          426,300
      4,300   The Progressive Corp............................          581,317

22
   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                      -------
INSURANCE CARRIERS  (cont.)
     27,700   Protective Life Corp............................      $   952,049
     22,000   Radian Group, Inc...............................          889,900
     22,900   UnumProviden Corp...............................          735,548
      6,300   Wellpoint Health Networks Inc. (a)..............          593,712
                                                                   ------------
                                                                      8,523,358
                                                                   ------------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (4.5%)
      7,680   Allergan, Inc...................................          656,640
     23,800   Becton, Dickinson and Co........................          851,802
     19,300   Biomet, Inc.....................................          927,558
     14,900   Danaher Corp....................................          834,400
     14,500   KLA-Tencor Corp. (a)............................          847,815
      6,700   Mettler-Toledo International, Inc. (a)..........          289,775
     16,200   Microchip Technology Inc. (a)...................          541,566
      5,200   Newport Corp....................................          137,800
     20,100   St. Jude Medical, Inc. (a)......................        1,206,000
      9,500   Tektronix, Inc..................................          257,925
     11,210   Waters Corp. (a)................................          309,508
                                                                   ------------
                                                                      6,860,789
                                                                   ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.6%)
     32,600   Mattel, Inc.....................................          616,792
     10,100   Tiffany & Co....................................          365,822
                                                                   ------------
                                                                        982,614
                                                                   ------------
MISCELLANEOUS RETAIL (0.8%)
     13,400   Borders Group, Inc. (a).........................          300,160
     30,500   Staples, Inc....................................          487,695
     16,300   Toys `R' Us, Inc. (a)...........................          403,425
                                                                   ------------
                                                                      1,191,280
                                                                   ------------
MOTION PICTURES (0.4%)
      9,710   Macrovision Corp. (a)...........................          665,135
                                                                   ------------
NON-DEPOSITORY CREDIT INSTITUTIONS (2.2%)
      7,200   Capital One Financial Corp......................          432,000
     17,100   Countrywide Credit Industries, Inc..............          784,548
     12,820   Providian Financial Corp........................          758,944
     17,900   USA Education, Inc..............................        1,306,700
                                                                   ------------
                                                                      3,282,192
                                                                   ------------
OFFICES - HOLDING COMPANIES (0.9%)
     17,700   Duke Realty Corp................................          439,845
     20,700   Public Storage, Inc.............................          613,755
OFFICES - HOLDING COMPANIES (cont.)
      7,400   Vornado Realty Trust............................      $   288,896
                                                                   ------------
                                                                      1,342,496
                                                                   ------------
OIL AND GAS EXTRACTION (3.5%)
     24,900   Anadarko Petroleum Corp.........................        1,345,347
     26,760   BJ Services Co. (a).............................          759,448
     22,940   Helmerich & Payne, Inc..........................          707,011
     17,580   Nabors Industries, Inc. (a).....................          653,976
     37,800   USX-Marathon Group..............................        1,115,478
     13,600   Weatherford International, Inc. (a).............          652,800
                                                                   ------------
                                                                      5,234,060
                                                                   ------------
PAPER AND ALLIED PRODUCTS (0.7%)
     13,200   Bemis Co., Inc..................................          530,244
     21,500   Sonoco Products Co..............................          534,920
                                                                   ------------
                                                                      1,065,164
                                                                   ------------
PERSONAL SERVICES (0.7%)
     15,500   H&R Block, Inc..................................        1,000,525
                                                                   ------------
PETROLEUM REFINING AND RELATED PRODUCTS (2.0%)
     14,100   Amerada Hess Corp...............................        1,139,280
     11,200   Murphy Oil Corp.................................          824,320
     29,700   Sunoco, Inc.....................................        1,087,911
                                                                   ------------
                                                                      3,051,511
                                                                   ------------
PRIMARY METAL INDUSTRIES (0.6%)
     12,800   Engelhard Corp..................................          330,112
     13,100   Nucor Corp......................................          640,459
                                                                   ------------
                                                                        970,571
                                                                   ------------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.1%)
      7,500   Knight-Ridder, Inc..............................          444,750
      4,200   The McGraw-Hill Companies, Inc..................          277,830
     16,400   The New York Times Co...........................          688,800
      8,000   The Reader's Digest Association, Inc. - Class A.          230,000
      4,000   The Reynolds and Reynolds Co....................           87,800
                                                                   ------------
                                                                      1,729,180
                                                                   ------------
RAILROAD TRANSPORTATION (0.2%)
      6,700   Union Pacific Corp..............................          367,897
                                                                   ------------
REAL ESTATE INVESTMENT TRUST (REIT'S) (1.8%)

     31,600   Equity Office Properties Trust..................          999,508
     16,000   Equity Residential Properties Trust.............          904,800
     14,200   Spieker Properties, Inc.........................          851,290
                                                                   ------------
                                                                      2,755,598
                                                                   ------------

23
   The accompanying notes are an integral part of these financial statements.

Conseco Equity Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited)
June 30, 2001

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                      -------
REAL ESTATE OPERATORS, AGENTS, MANAGERS (0.3%)
     10,770   Starwood Hotels & Resorts Worldwide, Inc........     $    401,505
                                                                   ------------
SECURITY AND COMMODITY BROKERS (0.5%)
      5,400   Lehman Brothers Holdings, Inc...................          419,850
      7,400   SEI Investments Co..............................          350,760
                                                                   ------------
                                                                        770,610
                                                                   ------------
STONE, CLAY, GLASS, AND CONCRETE PRODUCTS (0.1%)
      6,600   Lafarge Corp....................................          221,166
                                                                   ------------
TOBACCO PRODUCTS (0.4%)
     10,200   R.J. Reynolds Tobacco Holdings, Inc.............          556,920
                                                                   ------------
TEXTILE MILL PRODUCTS (0.3%)
     12,310   Mohawk Industries, Inc. (a).....................          433,312
                                                                   ------------
TRANSPORTATION BY AIR (0.8%)
     11,100   Continental Airlines, Inc. (a)..................          546,675
      3,700   Delta Air Lines, Inc............................          163,096
      4,300   FedEx Corp. (a).................................          172,860
     13,450   Southwest Airlines Co...........................          248,690
                                                                   ------------
                                                                      1,131,321
                                                                   ------------
TRANSPORTATION EQUIPMENT (2.3%)
     46,700   Delphi Automotive Systems Corp..................          743,931
      3,900   General Dynamics Corp...........................          303,459
     14,100   ITT Industries, Inc.............................          623,925
     17,360   Newport News Shipbuilding, Inc..................        1,063,300
      3,000   SPX Corp. (a)...................................          375,540
      6,400   Textron, Inc....................................          352,256
                                                                   ------------
                                                                      3,462,411
                                                                   ------------
TRANSPORTATION SERVICES (1.4%)
     10,600   C.H. Robinson Worldwide, Inc....................          295,634
     11,400   Expeditors International of Washington, Inc.....          683,989
     14,500   Galileo International, Inc......................          471,250
     12,400   Sabre Holdings Corp. (a)........................          620,000
                                                                   ------------
                                                                      2,070,873
                                                                   ------------
WHOLESALE TRADE-DURABLE GOODS (1.5%)
     23,400   Cytyc Corp. (a).................................          539,370
      4,200   Martin Marietta Materials, Inc..................          207,858
      6,200   Tech Data Corp. (a).............................          206,832
     30,200   Visteon Corp....................................          555,076
     19,200   W.W. Grainger, Inc..............................          790,272
                                                                   ------------
                                                                      2,299,408
                                                                   ------------

WHOLESALE TRADE-NON-DURABLE GOODS (0.6%)
     15,600   McKesson HBOC, Inc..............................     $    579,072
     22,170   SUPERVALU, INC..................................          389,084
                                                                   ------------
                                                                        968,156
                                                                   ------------

              TOTAL COMMON STOCK (cost $135,571,937)..........      142,740,792
                                                                   ------------

SHORT-TERM INVESTMENTS (2.9%)
  4,359,000   AIM Liquid Asset Portfolio......................        4,359,000
                                                                   ------------

              TOTAL SHORT-TERM INVESTMENTS (cost $4,359,000)..        4,359,000
                                                                   ------------

TOTAL INVESTMENTS (cost $139,930,937) (97.5%).................      147,099,792
                                                                   ------------
OTHER ASSETS, LESS LIABILITIES (2.5%).........................        3,708,935
                                                                   ------------
TOTAL NET ASSETS (100.0%).....................................     $150,808,727
                                                                   ============
(a) Non-income producing security.

24
   The accompanying notes are an integral part of these financial statements.

                                   [GRAPHIC]

Conseco Large Cap Fund
--------------------------------------------------------------------------------
Portfolio Manager's Review

   The first half of 2001 was a tale of two markets, a first quarter in which virtually every major stock sector lost ground and a second quarter in which nearly every sector resurged. The rebound on Wall Street mirrored the shift in public sentiment about the U.S. economy. Continued slow economic growth prompted the Federal Reserve Board to lower rates 125 basis points in three steps during the second quarter, taking the cumulative 2001 easing to 275 basis points.

   Though the Fed lowered rates, the U.S. equity markets weakened as the earnings preannouncement season brought numerous reminders that weak economic conditions take their toll on corporate earnings. By the midpoint of the year, the wave of negative earnings warnings had done most of the damage, leaving investors with negative returns and lack of visibility in the markets.

   The markets played havoc with all investment styles, wavering between characteristics they found attractive, such as growth or value. Our focus on large-cap growth names helped in the second quarter as technology stocks rebounded from the first quarter, though the first six months proved rough for growth stocks.

   Within the framework of our disciplined process, we select securities that display what we think are attractive valuations, while exhibiting positive momentum and solid earnings quality. But this balanced approach does not mean that we are immune to the market volatility and its impact on returns, as we have experienced during the past six months, though we have increased the number of stocks during this period to address market volatility.

   Our goal is to add value through security selection in the large capitalization growth segment of the market while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.

   Going forward, the U.S. economy still shows signs of slowing, a situation which wreaked havoc on the markets during the second half of 2000. Profit concerns have been at the root of most issues related to stocks. The Fed is addressing the slowdown with its 275-basis-point decrease in rates thus far in 2001, and companies are addressing the earnings story through head-count reductions. Most pundits predict that by the fourth quarter, the economy and corporate profits will turn positive as the combination of the aforementioned will start to produce a stronger economy and stable earnings. As a leading indicator, the stock market should benefit before we see the economy turn.


Growth of $10,000

                     Conseco
                  Large Cap Fund
     DATE        (Class A Shares)      S&P 500 Index         Russell 1000
     ----        ----------------      -------------         ------------
   6/30/00           $9,425.00           $10,000.00           $10,000.00
   7/31/00           $9,330.75            $9,844.00            $9,834.00
   8/31/00          $10,593.70           $10,455.31           $10,561.72
   9/29/00          $10,216.70            $9,903.27           $10,071.65
  10/31/00           $9,462.70            $9,861.68            $9,949.79
  11/30/00           $8,086.65            $9,084.58            $9,039.38
  12/29/00           $7,945.28            $9,129.09            $9,148.76
   1/31/01           $8,350.55            $9,453.18            $9,449.75
   2/28/01           $6,993.35            $8,591.05            $8,568.09
   3/30/01           $6,220.50            $8,046.37            $7,999.17
   4/30/01           $7,002.78            $8,671.58            $8,641.50
   5/31/01           $6,908.53            $8,729.68            $8,700.26
   6/29/01           $6,757.73            $8,517.54            $8,503.64


The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 06/30/01. Past performance does not guarantee future results.


CHICAGO EQUITY PARTNERS, LLP

                                                              Conseco Fund Group
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURN(1) (as of 06/30/01)

                             Inception    Year to                       Since
                               date        date     1 year   3 years  inception
                            ----------    -------   ------   -------  ---------
   Large-Cap A..........    07/01/2000    -19.84%   -32.42%    n/a     -32.42%
   Large-Cap B..........    07/01/2000    -19.46%   -32.27%    n/a     -32.27%
   Large-Cap C..........    07/01/2000    -16.05%   -29.31%    n/a     -29.31%
   Large-Cap Y..........    07/01/2000    -14.79%   -28.00%    n/a     -28.00%
   S&P 500 Index........    07/01/2000    -6.70%    -14.82%    n/a     -14.82%
   Russell 1000 Index...    07/01/2000    -7.05%    -14.96%    n/a     -14.96%
--------------------------------------------------------------------------------
 TOP FIVE SECTORS (as of 06/30/01)
   Business Services................................................     18.2%
   Electronic, Other Electrical Equipment, except Computers.........     17.0%
   Chemicals and Allied Products....................................     16.0%
   Industrial, Commercial Machinery, Computers......................      9.6%
   Building Materials, Hardware, Garden-Retail......................      3.5%
--------------------------------------------------------------------------------
 TOP 10 HOLDINGS (as of 06/30/01)
   General Electric Co..............................................      8.2%
   Microsoft Corp...................................................      5.7%
   Pfizer, Inc. ....................................................      5.1%
   America Online, Inc..............................................      4.3%
   Intel Corp.......................................................      3.3%
   International Business Machines Corp.............................      2.7%
   The Home Depot, Inc..............................................      2.7%
   Johnson & Johnson................................................      2.2%
   American International Group, Inc................................      2.1%
   Cisco Systems, Inc...............................................      2.1%
--------------------------------------------------------------------------------
 * CURRENT NET ASSETS: $23,684,244
 * DECREASE IN NET ASSETS YTD: $6,930,024
 * PERCENTAGE DECREASE IN NET ASSETS YTD: 22.6%
 * BETA: 1.66 (CLASS A SHARES)(2)

CEP sub-advises the Fund. With a history dating back to 1989, CEP -- known for low-turnover growth performance -- has taxable and tax-exempt assets under management for more than 100 institutional clients.

--------------------------------------------------------------------------------

(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2002. If the expense reimbursements were not in place, the Fund's return would have been lower. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Large-Cap Fund is 5.75%. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general. The Russell 1000 Index is an unmanaged index considered to representative of the large-cap arena in general. Investors cannot actually invest in an index.

(2) Beta measures the Fund's volatility as compared against the S&P 500 Index.

Conseco Large Cap Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited)
June 30, 2001

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                      -------
COMMON STOCKS (98.0%)
BUILDING MATERIALS, HARDWARE, GARDEN-RETAIL (3.5%)
     13,760   The Home Depot, Inc.............................      $   640,528
      2,600   Lowe's Companies, Inc...........................          188,630
                                                                    -----------
                                                                        829,158
                                                                    -----------
BUSINESS SERVICES (18.2%)
      1,300   Adobe Systems, Inc..............................           61,100
     19,050   America Online, Inc. (a)........................        1,009,650
      1,400   Autodesk, Inc...................................           52,220
      2,200   Automatic Data Processing, Inc..................          109,340
      1,200   BEA Systems, Inc. (a)...........................           36,852
      2,200   Cabletron Systems, Inc. (a).....................           50,270
      1,200   Cadence Design Systems, Inc. (a)................           22,356
      2,600   Cendant Corp. (a)...............................           50,700
      1,300   Computer Associates International, Inc..........           46,800
        800   CSG Systems International, Inc. (a).............           45,408
      1,500   DST Systems, Inc. (a)...........................           79,050
        900   eBay, Inc. (a)..................................           61,641
      1,500   Electronic Data Systems Corp....................           93,750
      1,100   Electronics for Imaging, Inc. (a)...............           32,450
        500   First Data Corp.................................           32,125
      1,200   Intuit, Inc. (a)................................           47,988
      3,800   Jack Henry & Associates, Inc....................          117,800
      2,100   Mentor Graphics Corp. (a).......................           36,750
     18,550   Microsoft Corp. (a).............................        1,354,150
        600   NCR Corp. (a)...................................           28,200
        900   Omnicom Group, Inc..............................           77,400
     20,380   Oracle Corp. (a)................................          387,220
      1,000   PeopleSoft, Inc. (a)............................           49,230
      1,650   RSA Security, Inc. (a)..........................           51,068
        800   Siebel Systems, Inc. (a)........................           37,520
      2,400   SunGard Data Systems, Inc. (a)..................           72,024
      1,100   Synopsys, Inc. (a)..............................           53,229
        700   TMP Worldwide, Inc. (a).........................           42,000
      1,300   VeriSign, Inc. (a)..............................           78,013
      1,400   VERITAS Software Corp. (a)......................           93,142
                                                                    -----------
                                                                      4,309,446
                                                                    -----------
CHEMICALS AND ALLIED PRODUCTS (16.0%)
      2,300   Abbott Laboratories.............................          110,400
      1,800   Albemarle Corp..................................           41,706
      2,200   American Home Products Corp.....................          128,568
      2,400   Amgen, Inc. (a).................................          145,632

CHEMICALS AND ALLIED PRODUCTS (cont.)
        700   Andrx Group (a).................................      $    53,900
      1,800   Avon Products, Inc..............................           83,304
      3,970   Bristol-Myers Squibb Co.........................          207,631
        500   Cambrex Corp....................................           25,290
      1,000   Chiron Corp. (a)................................           51,000
      2,300   Colgate-Palmolive Co............................          135,677
      2,200   Forest Laboratories, Inc. (a)...................          156,200
      2,100   Eli Lilly & Co..................................          155,400
      1,000   The Estee Lauder Companies, Inc.................           43,100
      1,300   Genentech, Inc. (a).............................           71,630
      2,600   Genzyme Corp. (a)...............................          158,600
        900   IDEC Pharmaceuticals Corp. (a)..................           60,921
      1,925   IVAX Corp. (a)..................................           75,075
      1,500   King Pharmaceuticals, Inc. (a)..................           80,625
      1,600   MedImmune, Inc. (a).............................           75,520
      5,500   Merck & Co., Inc................................          351,505
     30,100   Pfizer, Inc.....................................        1,205,505
      2,600   Pharmacia Corp..................................          119,470
      6,800   Schering-Plough Corp............................          246,432
                                                                    -----------
                                                                      3,783,091
                                                                    -----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (1.7%)
      4,700   AT&T Wireless Group (a).........................           76,845
      1,200   Avaya, Inc. (a).................................           16,440
      1,700   Nextel Communications, Inc. (a).................           29,750
      4,200   Qwest Communications International, Inc. (a)....          133,854
      2,200   SBC Communications, Inc.........................           88,132
        800   United States Cellular Corp. (a)................           46,120
        400   Verizon Communications, Inc.....................           21,400
                                                                    -----------
                                                                        412,541
                                                                    -----------
DEPOSITORY INSTITUTIONS (1.6%)
      3,200   Citigroup, Inc..................................          169,088
      3,900   MBNA Corp.......................................          128,505
      2,400   Washington Mutual, Inc..........................           90,120
                                                                    -----------
                                                                        387,713
                                                                    -----------
EATING AND DRINKING PLACES (0.2%)
      2,300   Starbucks Corp. (a).............................           52,900
                                                                    -----------
EDUCATIONAL SERVICES (0.4%)
      2,150   Apollo Group, Inc. (a)..........................           91,268
                                                                    -----------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (1.1%)
        800   The AES Corp. (a)...............................           34,440

   The accompanying notes are an integral part of these financial statements.

                                                              Conseco Fund Group
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                      -------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (cont.)
      2,100   Calpine Corp. (a)...............................       $   79,380
      1,600   Dynegy, Inc. - Class A..........................           74,400
      2,300   The Williams Companies, Inc.....................           75,785
                                                                    -----------
                                                                        264,005
                                                                    -----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (17.0%)
      1,900   Advanced Micro Devices, Inc. (a)................           54,872
      3,328   Analog Devices, Inc. (a)........................          143,936
      1,300   CIENA Corp. (a).................................           49,400
      1,500   Comverse Technology, Inc. (a)...................           85,650
        600   Cree, Inc. (a)..................................           15,687
     39,660   General Electric Co.............................        1,933,425
     26,900   Intel Corp......................................          786,825
        500   International Rectifier Corp. (a)...............           17,050
      1,200   Intersil Holding Corp. (a)......................           43,680
      2,800   Linear Technology Corp..........................          123,816
      2,659   Maxim Integrated Products, Inc. (a).............          117,554
        500   NVIDIA Corp. (a)................................           46,375
        700   Polycom, Inc. (a)...............................           16,163
        800   QLogic Corp. (a)................................           51,560
      4,700   QUALCOMM, Inc. (a)..............................          274,856
      1,700   Scientific-Atlanta, Inc.........................           69,020
      4,400   Texas Instruments, Inc..........................          138,600
      1,200   Xilinx, Inc. (a)................................           49,488
                                                                    -----------
                                                                      4,017,957
                                                                    -----------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (1.0%)
      1,200   Millennium Pharmaceuticals, Inc. (a)............           42,696
      3,200   Paychex, Inc....................................          128,000
      2,000   PerkinElmer, Inc................................           55,060
                                                                    -----------
                                                                        225,756
                                                                    -----------
FOOD AND KINDRED PRODUCTS (2.8%)
      6,320   The Coca-Cola Co................................          284,400
        700   McCormick & Co..................................           29,414
      6,660   PepsiCo, Inc....................................          294,372
        600   The Quaker Oats Co..............................           54,750
                                                                    -----------
                                                                        662,936
                                                                    -----------
FOOD STORES (0.8%)
      3,600   The Kroger Co. (a)..............................           90,000
      2,000   Safeway, Inc. (a)...............................           96,000
                                                                    -----------
                                                                        186,000
                                                                    -----------
GENERAL MERCHANDISE STORES (2.2%)
      3,200   Kohl's Corp. (a)................................      $   200,736
      1,840   Target Corp.....................................           63,664
      5,490   Wal-Mart Stores, Inc............................          267,912
                                                                    -----------
                                                                        532,312
                                                                    -----------
HEALTH SERVICES (0.5%)
        800   Laboratory Corp. of America Holdings (a)........           61,520
        900   Tenet Healthcare Corp. (a)......................           46,440
                                                                    -----------
                                                                        107,960
                                                                    -----------
HOME FURNITURE AND EQUIPMENT STORES (1.2%)
      4,700   Bed Bath & Beyond, Inc. (a).....................          141,000
      2,400   Best Buy Co., Inc. (a)..........................          152,448
                                                                    -----------
                                                                        293,448
                                                                    -----------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (9.6%)
      3,120   Applied Materials, Inc. (a).....................          153,192
     27,000   Cisco Systems, Inc. (a).........................          491,400
      9,900   Dell Computer Corp. (a).........................          258,885
      6,330   EMC Corp. (a)...................................          183,886
        900   Harris Corp.....................................           24,489
      5,700   International Business Machines Corp............          644,100
      1,800   Jabil Circuit, Inc. (a).........................           55,548
      1,400   Lexmark International, Inc. (a).................           94,150
      1,810   Novellus Systems, Inc. (a)......................          102,790
      8,100   Sun Microsystems, Inc. (a)......................          127,332
      1,500   Symbol Technologies, Inc........................           33,300
      1,300   United Technologies Corp........................           95,238
                                                                    -----------
                                                                      2,264,310
                                                                    -----------
INSURANCE CARRIERS (3.4%)
      5,800   American International Group, Inc...............          493,058
      1,800   John Hancock Financial Services, Inc. (a).......           72,468
      1,900   Lincoln National Corp...........................           98,325
      2,200   UnitedHealth Group Inc..........................          135,850
                                                                    -----------
                                                                        799,701
                                                                    -----------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (3.2%)
      2,000   Allergan, Inc...................................          171,000
      2,300   Baxter International, Inc.......................          112,700
      1,500   Biomet, Inc.....................................           72,090
      1,800   KLA-Tencor Corp. (a)............................          105,246
      4,500   Medtronic, Inc..................................          207,045
      1,700   St. Jude Medical, Inc. (a)......................          102,000
                                                                    -----------
                                                                        770,081
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

Conseco Large Cap Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited)
June 30, 2001

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                      -------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.4%)
      1,700   Tyco International, Ltd.........................      $    92,650
                                                                    -----------
MISCELLANEOUS RETAIL (1.0%)
      1,100   CVS Corp........................................           42,460
      5,600   Walgreen Co.....................................          191,240
                                                                    -----------
                                                                        233,700
                                                                    -----------
MOTION PICTURES (0.2%)
        600   Macrovision Corp. (a)...........................           41,100
                                                                    -----------
NON-DEPOSITORY CREDIT INSTITUTIONS (2.7%)
      1,100   Fannie Mae......................................           93,665
      2,800   Freddie Mac.....................................          190,540
        900   Household International, Inc....................           60,030
      3,460   Providian Financial Corp........................          204,832
      1,400   USA Education, Inc..............................          102,200
                                                                    -----------
                                                                        651,267
                                                                    -----------
OIL AND GAS EXTRACTION (1.7%)
      2,400   Anadarko Petroleum Corp.........................          129,672
      3,460   BJ Services Co. (a).............................           98,195
      2,920   ENSCO International, Inc........................           68,328
      2,600   Nabors Industries, Inc. (a).....................           96,720
                                                                    -----------
                                                                        392,915
                                                                    -----------
PRIMARY METAL INDUSTRIES (0.2%)
        900   Alcoa, Inc......................................           36,000
                                                                    -----------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.1%)
        700   The McGraw-Hill Companies, Inc..................           46,305
      4,200   Viacom, Inc. - Class B (a)......................          217,350
                                                                    -----------
                                                                        263,655
                                                                    -----------
STONE, CLAY, GLASS AND CONCRETE PRODUCTS (0.1%)
      2,000   Corning, Inc....................................           33,420
                                                                    -----------
TOBACCO PRODUCTS (0.8%)
      4,000   Philip Morris Companies, Inc....................          198,000
                                                                    -----------
TRANSPORTATION EQUIPMENT (1.2%)
      2,500   The Boeing Co...................................          139,000
      2,170   General Motors Corp. - Class H (a)..............           43,942
      1,900   Harley-Davidson, Inc............................           89,452
                                                                    -----------
                                                                        272,394
                                                                    -----------
TRANSPORTATION SERVICES (0.3%)
      1,200   Expeditors International of Washington, Inc.....           71,999
                                                                    -----------
WHOLESALE TRADE - DURABLE GOODS (2.4%)
      1,800   Cytyc Corp. (a).................................      $    41,490
     10,440   Johnson & Johnson...............................          522,000
        400   Tech Data Corp. (a).............................           13,344
                                                                    -----------
                                                                        576,834
                                                                    -----------
WHOLESALE TRADE - NON-DURABLE GOODS (1.5%)
      3,650   Cardinal Health, Inc............................          251,850
      4,100   SYSCO Corp......................................          111,315
                                                                    -----------
                                                                        363,165
                                                                    -----------
              TOTAL COMMON STOCK  (cost $24,705,638)..........       23,217,682
                                                                    -----------
SHORT-TERM INVESTMENTS (3.7%)
    875,000   Aim Liquid Asset Portfolio......................          875,000
                                                                    -----------
              TOTAL SHORT TERM INVESTMENTS (cost $875,000)....          875,000
                                                                    -----------
TOTAL INVESTMENTS (cost $25,580,638) (101.7%).................       24,092,682
                                                                    -----------
LIABILITIES, LESS OTHER ASSETS (-1.7%)........................         (408,438)
                                                                    -----------
TOTAL NET ASSETS (100.0%).....................................      $23,684,244
                                                                    ===========

---------------------
(a) Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

                                   [GRAPHIC]

Conseco Balanced Fund
--------------------------------------------------------------------------------
Portfolio Manager's Review

Equity review

   The first half of 2001 was a tale of two markets, a first quarter in which virtually every major stock sector lost ground and a second quarter in which nearly every sector resurged. The rebound on Wall Street mirrored the shift in sentiment about the U.S. economy. Continued slow economic growth prompted the Federal Reserve Board to lower rates 125 basis points in three steps during the second quarter, taking the cumulative 2001 easing to 275 basis points.

   Though the Fed lowered rates, the U.S. equity markets weakened as the earnings preannouncement season brought numerous reminders that weak economic conditions take their toll on corporate earnings. By the midpoint of the year, the wave of negative earnings warnings had done most of the damage, leaving investors with negative returns and lack of visibility in the markets.

   The markets played havoc with all investment styles, wavering between characteristics they found attractive, such as growth or value. Within the equity component, our core approach, which combines growth and value, participated in value run-up during the past six months though we also felt the downside with growth stocks.

   Within the framework of our disciplined process, we select securities that display what we think are attractive valuations, while exhibiting positive momentum and solid earnings quality. But this balanced approach does not mean that we are immune to the market volatility and its impact on returns, as we have experienced during the past six months, though we have increased the number of stocks during this period to address market volatility.

   Our goal is to add value through security selection in the large and mid capitalization segments of the market while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.

   Going forward, the U.S. economy still shows signs of slowing, a situation which wreaked havoc on the markets during the second half of 2000. Profit concerns have been at the root of most issues related to stocks. The Fed is addressing the slowdown with its 275-basis-point decrease in rates thus far in 2001, and companies are addressing the earnings story through head-count reductions. Most pundits predict that by the fourth quarter, the economy and corporate profits will turn positive as the combination of the aforementioned will start to produce a stronger economy and stable earnings. As a leading indicator, the stock market should benefit before we see the economy turn.

Growth of $10,000

                        Conseco             Lehman Brothers
                     Balanced Fund             Aggregate              S&P 400
     DATE           (Class A Shares)           Bond Index           Midcap Index
     ----           ----------------           ----------           ------------
    1/2/97              $9,425.00              $10,000.00            $10,000.00
   1/31/97              $9,556.95              $10,031.00            $10,375.00
   2/28/97              $9,434.43              $10,056.08            $10,289.93
   3/31/97              $9,123.40               $9,944.46             $9,851.57
   4/30/97              $9,123.40              $10,093.62            $10,106.73
   5/30/97              $9,720.26              $10,189.51            $10,990.06
   6/30/97             $10,051.85              $10,310.77            $11,298.88
   7/31/97             $10,623.51              $10,589.16            $12,417.47
   8/29/97             $10,709.26              $10,499.15            $12,402.57
   9/30/97             $11,447.67              $10,653.49            $13,115.71
  10/31/97             $11,083.64              $10,807.96            $12,545.18
  11/28/97             $11,112.38              $10,857.68            $12,730.85
  12/31/97             $11,045.33              $10,967.34            $13,224.81
   1/30/98             $11,261.50              $11,107.72            $12,973.54
   2/27/98             $11,920.31              $11,098.84            $14,047.74
   3/31/98             $12,508.09              $11,136.57            $14,681.30
   4/30/98             $12,570.73              $11,194.48            $14,949.96
   5/29/98             $12,153.10              $11,300.83            $14,277.22
   6/30/98             $12,450.66              $11,396.89            $14,367.16
   7/31/98             $11,968.16              $11,420.82            $13,809.72
   8/31/98             $10,677.99              $11,606.98            $11,239.73
   9/30/98             $10,992.66              $11,878.58            $12,289.52
  10/30/98             $11,172.18              $11,815.63            $13,388.20
  11/30/98             $11,710.72              $11,882.98            $14,056.27
  12/31/98             $12,420.34              $11,918.63            $15,754.27
   1/29/99             $12,335.34              $12,003.25            $15,141.43
   2/26/99             $11,952.85              $11,793.19            $14,348.02
   3/31/99             $12,360.84              $11,858.05            $14,748.33
   4/30/99             $12,670.66              $11,896.00            $15,911.97
   5/28/99             $12,553.14              $11,791.31            $15,980.39
   6/30/99             $13,321.82              $11,753.58            $16,836.94
   7/30/99             $13,343.27              $11,704.22            $16,478.32
   8/31/99             $13,364.73              $11,698.37            $15,913.11
   9/30/99             $13,443.56              $11,834.07            $15,421.39
  10/29/99             $13,960.62              $11,877.85            $16,207.89
  11/30/99             $14,714.67              $11,876.66            $17,058.80
  12/31/99             $16,088.05              $11,819.66            $18,072.09
   1/31/00             $16,064.24              $11,780.65            $17,562.46
   2/29/00             $18,946.04              $11,923.20            $18,791.83
   3/31/00             $18,621.28              $12,080.58            $20,364.71
   4/28/00             $17,497.79              $12,045.55            $19,651.94
   5/31/00             $16,732.85              $12,039.53            $19,406.29
   6/30/00             $18,195.95              $12,289.95            $19,691.57
   7/31/00             $18,147.94              $12,401.79            $20,002.69
   8/31/00             $19,852.31              $12,581.61            $22,234.99
   9/29/00             $19,480.47              $12,660.88            $22,081.57
  10/31/00             $18,673.31              $12,744.44            $21,333.01
  11/30/00             $16,962.59              $12,953.45            $19,722.36
  12/29/00             $17,260.77              $13,194.38            $21,231.13
   1/31/01             $17,556.76              $13,409.45            $21,704.58
   2/28/01             $16,933.54              $13,526.11            $20,467.42
   3/30/01             $16,263.68              $13,593.74            $18,946.69
   4/30/01             $17,016.49              $13,536.65            $21,036.51
   5/31/01             $17,079.22              $13,617.87            $21,526.66
   6/29/01             $16,821.46              $13,669.62            $21,440.55


The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 06/30/01. Past performance does not guarantee future results.

Fixed income review

   While the U.S. economy has slowed dramatically, we do not expect to experience a recession. In fact, several economic indicators, including the National Association of Purchasing Managers index, housing starts, auto sales and consumer confidence, demonstrate an improving economy. For this to be a sustained turnaround, the U.S. consumer needs to keep spending and businesses need to begin investing.

   The U.S. consumer has never been shy about spending. The Fed's aggressive move to lower rates had as much to do with propping up consumer confidence as it did with helping to ease the interest-rate burden for our heavy debt load. So far, we have not seen a reduction in housing values around the country, as was experienced in the recession of the early 1990s. This is helping to preserve the "wealth effect" and support consumption in the face of a deteriorating employment picture.

   To date, the list of companies announcing corporate restructuring and layoffs includes Citigroup, Nortel, Merrill Lynch, Deere, Federal Express and Nokia. No industry is immune, as corporations struggle to control expenses and prop up deteriorating profit margins. Nortel is noteworthy not only for its announced layoffs but also for the $19.2 billion charge it took to second quarter earnings.

   This economic slowdown is not confined to the United States. In fact, the global economic slowdown is also affecting Asia, Latin America and Europe. The unusual strength in the U.S. dollar has hampered earnings for many domestic companies with sales overseas. Interestingly, the amount of foreign investment in the U.S. capital markets was larger in the second quareter of 2001 than it was during the fourth quarter of 1998, which was the height of the global financial crisis.

                                                              Conseco Fund Group
                                                            2001 Mid-Year Report
Morningstar Ranking(1): Class A Shares ****
Morningstar Ranking(1): Class Y Shares **** (of 4,473 funds)
--------------------------------------------------------------------------------

   So what does this mean for the bond markets and for the Conseco Capital Management style of investing? We believe there are still wonderful investment opportunities in the investment-grade sector. We are still overweight in the corporate sector and see value in certain telecom, industrial and cyclical credits. We are underweighting the bank and retail sectors because their valuations appear excessive. In spite of the lagging performance of the MBS/ABS sectors, we are increasing exposure to certain MBS securities in an effort to increase the income of the portfolio.

CHICAGO EQUITY PARTNERS, LLP           GREGORY J. HAHN, CFA
                                       Chief Investment Officer
                                       Portfolio Manager
                                       Conseco Capital Management, Inc.


 AVERAGE ANNUAL TOTAL RETURN(2) (as of 06/30/01)

                            Inception     Year-to-                       Since
                              date          date    1 year    3 year   inception
                            ---------     --------  ------    ------   ---------
Balanced A...............   01/02/1997     -8.15%   -12.87%    8.39%     12.25%
Balanced B...............   02/10/1998     -7.65%   -12.66%    8.14%      9.34%
Balanced C...............   02/13/1998     -3.79%    -8.98%    9.67%     10.47%
Balanced Y...............   01/02/1997     -2.28%    -7.12%   11.09%     14.30%
LBA Index................   01/02/1997      3.60%    11.23%    6.25%      7.19%
S&P MidCap 400 Index.....   01/02/1997      0.98%     8.88%   14.27%     18.47%
--------------------------------------------------------------------------------
 TOP FIVE SECTORS (as of 06/30/01)
   Electric, Gas, Water, Cogeneration, Sanitary Services............      11.2%
   U.S. Government and Agency Obligations...........................      10.6%
   Communications by Phone, Television, Radio, Cable................       7.1%
   Chemicals and Allied Products....................................       6.6%
   Depository Institutions..........................................       6.6%
--------------------------------------------------------------------------------
 TOP 10 HOLDINGS (as of 06/30/01)
   U.S. Treasury Note, 4.625%.......................................       4.9%
   U.S. Treasury Note, 6.250%.......................................       3.2%
   Federal Home Loan Mortgage Corp..................................       2.2%
   General Electric Co..............................................       2.2%
   Pfizer, Inc......................................................       1.6%
   Citigroup, Inc...................................................       1.4%
   Microsoft Corp...................................................       1.4%
   Enron Corp.......................................................       1.3%
   Exxon Mobil Corp.................................................       1.3%
   Midwest Generation, LLC..........................................       1.2%
--------------------------------------------------------------------------------
 * CURRENT NET ASSETS: $88,698,649
 * INCREASE IN NET ASSETS YTD: $26,159,580
 * PERCENTAGE INCREASE IN NET ASSETS YTD: 41.8%
 * BETA: 1.24 (CLASS A SHARES)(3)

--------------------------------------------------------------------------------
Chicago Equity Partners, LLP ("CEP") and Gregory J. Hahn, CFA, chief fixed income investment officer and senior vice president at Conseco Capital Management, Inc. ("CCM"), share responsibility for managing this fund.

In business since 1989, CEP -- known for low-turnover growth performance -- taxable and tax-exempt assets under management for more than 100 institutional clients.

Hahn is the manager for the fixed-income portion of the fund, as well as $2 billion in institutional fixed-income accounts. Before joining CCM in 1989, he was a fixed-income portfolio manager for Unified Management.

--------------------------------------------------------------------------------
(1) Morningstar proprietary ratings reflect historical risk-adjusted performance. The ratings are subject to change monthly. Morningstar ratings are calculated from a fund's three-, five- and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The top 10% of the funds in a broad asset class receive five stars; the next 22.5% receive four stars; the next 35% receive three stars; the next 22.5% receive two stars; and the bottom 10% receive one star.

(2) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2002. If the expense reimbursements were not in place, the Fund's return would have been lower. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Balanced Fund is 5.75%. The Lehman Brothers Aggregate Bond ("LBA") Index is an unmanaged index considered to be representative of the bond market in general. The MidCap S&P 400 Index is an unmanaged index considered to be representative of the mid-cap stock arena in general.

(3) Beta measures the Fund's volatility as compared to a 50%/50% blend of the S&P MidCap 400 Index and the LBA Index.

Conseco Balanced Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited)
June 30, 2001

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                      -------
COMMON STOCKS (51.6%)

AMUSEMENT AND RECREATION SERVICES (0.1%)
      3,900   Park Place Entertainment Corp. (a)..............      $    47,190
                                                                    -----------
APPAREL AND OTHER FINISHED PRODUCTS (0.1%)
      1,000   Liz Claiborne, Inc..............................           50,450
                                                                    -----------
BUILDING MATERIALS, HARDWARE, GARDEN-RETAIL (0.9%)
     12,570   The Home Depot, Inc.............................          585,134
      2,500   Lowe's Companies, Inc...........................          181,375
                                                                    -----------
                                                                        766,509
                                                                    -----------
BUSINESS SERVICES (5.2%)
      2,000   Adobe Systems, Inc..............................           94,000
     20,760   America Online, Inc. (a)........................        1,100,280
      1,800   Autodesk, Inc...................................           67,140
      1,800   Automatic Data Processing, Inc..................           89,460
      1,900   BEA Systems, Inc. (a)...........................           58,349
      2,800   Cabletron Systems, Inc. (a).....................           63,980
      3,000   Cadence Design Systems, Inc. (a)................           55,890
      4,600   Cendant Corp. (a)...............................           89,700
      3,300   Computer Associates International, Inc..........          118,800
        700   CSG Systems International, Inc. (a).............           39,732
      2,300   DST Systems, Inc. (a)...........................          121,210
      2,200   Electronic Data Systems Corp....................          137,500
      2,600   Electronics for Imaging, Inc. (a)...............           76,700
      3,130   First Data Corp.................................          201,103
      1,100   Fiserv, Inc. (a)................................           70,378
      1,800   Intuit, Inc. (a)................................           71,982
      1,100   Mentor Graphics Corp. (a).......................           19,250
        100   Mercury Interactive Corp. (a)...................            5,990
     17,400   Microsoft Corp. (a).............................        1,270,200
      1,500   NCR Corp. (a)...................................           70,500
        700   Omnicom Group, Inc..............................           60,200
     15,930   Oracle Corp. (a)................................          302,670
      1,700   PeopleSoft, Inc. (a)............................           83,691
        500   Retek, Inc. (a).................................           23,970
      2,600   SunGard Data Systems, Inc. (a)..................           78,026
      1,200   Synopsys, Inc. (a)..............................           58,068
      1,500   TMP Worldwide, Inc. (a).........................           90,000
      1,110   VeriSign, Inc. (a)..............................           66,611
                                                                    -----------
                                                                      4,585,380
                                                                    -----------
CHEMICALS AND ALLIED PRODUCTS (5.9%)
      4,870   Abbott Laboratories.............................          233,809
      2,300   Air Products & Chemicals, Inc...................          105,225

CHEMICALS AND ALLIED PRODUCTS (cont.)
      2,300   American Home Products Corp.....................      $   134,412
      2,800   Amgen, Inc. (a).................................          169,904
      1,300   Andrx Group (a).................................          100,100
      4,100   Avon Products, Inc..............................          189,748
      6,520   Bristol-Myers Squibb Co.........................          340,996
        800   Cabot Corp......................................           28,816
      3,100   Colgate-Palmolive Co............................          182,869
      1,800   Cytec Industries, Inc. (a)......................           68,400
      2,000   The Dow Chemical Co.............................           66,500
      1,900   E. I. du Pont de Nemours and Co.................           91,656
      2,900   Eli Lilly & Co..................................          214,600
      1,000   The Estee Lauder Companies, Inc. - Class A......           43,100
      2,200   Forest Laboratories, Inc. (a)...................          156,200
      2,400   Genzyme Corp. (a)...............................          146,400
      1,000   IDEC Pharmaceuticals Corp. (a)..................           67,690
      1,800   International Flavors & Fragrances, Inc.........           45,234
      1,800   Ivax Corp.......................................           70,200
      1,900   King Pharmaceuticals, Inc. (a)..................          102,125
      2,000   MedImmune, Inc. (a).............................           94,400
      8,970   Merck & Co., Inc................................          573,273
     34,500   Pfizer, Inc.....................................        1,381,725
      1,200   PPG Industries, Inc.............................           63,084
      2,400   Praxair, Inc....................................          112,800
      2,500   The Procter & Gamble Co.........................          159,500
      6,000   Schering-Plough Corp............................          217,440
      1,100   Sigma-Aldrich Corp..............................           42,482
                                                                    -----------
                                                                      5,202,688
                                                                    -----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (3.1%)
      7,500   AT&T  Wireless Group (a)........................          122,625
      8,700   AT&T Corp.......................................          191,400
      3,100   Avaya, Inc. (a).................................           42,470
      7,500   BellSouth Corp..................................          302,025
      4,500   Cox Communications, Inc. - Class A (a)..........          199,350
      2,600   Nextel Communications, Inc. (a).................           45,500
      7,900   Qwest Communications International, Inc. (a)....          251,773
     11,600   SBC Communications, Inc.........................          464,696
     15,890   Verizon Communications, Inc.....................          850,115
     19,100   WorldCom, Inc. (a)..............................          271,220
                                                                    -----------
                                                                      2,741,174
                                                                    -----------
34

   The accompanying notes are an integral part of these financial statements.

                                                              Conseco Fund Group
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                      -------
DEPOSITORY INSTITUTIONS (4.9%)
      3,600   The Bank of New York Co., Inc...................      $   172,800
     24,200   Citigroup, Inc..................................        1,278,728
      4,200   Dime Bancorp, Inc...............................          156,450
      6,900   First Union Corp................................          241,086
      4,900   FleetBoston Financial Corp......................          193,305
      5,000   Golden State Bancorp, Inc.......................          154,000
      4,500   GreenPoint Financial Corp.......................          172,800
      4,700   J.P. Morgan Chase & Co..........................          209,620
      8,700   MBNA Corp.......................................          286,665
      3,300   Mellon Financial Corp...........................          151,800
      4,200   SouthTrust Corp.................................          109,200
      5,700   TCF Financial Corp..............................          263,967
      5,670   U.S. Bancorp....................................          129,219
      4,800   Union Planters Corp.............................          209,280
     11,250   Washington Mutual, Inc..........................          422,438
      3,900   Wells Fargo & Co................................          181,077
                                                                    -----------
                                                                      4,332,435
                                                                    -----------
EATING AND DRINKING PLACES (0.1%)
      4,000   Wendy's International, Inc......................          102,160
                                                                    -----------
EDUCATIONAL SERVICES (0.1%)
      2,050   Apollo Group, Inc. (a)..........................           87,023
                                                                    -----------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (2.0%)
      2,800   American Electric Power Co., Inc................           44,100
      2,700   Calpine Corp. (a)...............................          102,060
      3,500   DTE Energy Co...................................          162,540
      8,400   Duke Energy Corp................................          327,684
      3,700   Dynegy, Inc. - Class A..........................          172,050
      3,870   El Paso Energy Corp.............................          203,330
      4,500   Exelon Corp.....................................          288,540
      2,800   FPL Group, Inc..................................          168,588
      1,600   PPL Corp........................................           88,000
      5,800   The Williams Companies, Inc.....................          191,110
                                                                    -----------
                                                                      1,748,002
                                                                    -----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (4.8%)
      2,000   Adaptec, Inc. (a)...............................           19,880
      2,200   Advanced Micro Devices, Inc. (a)................           63,536
      3,340   Analog Devices, Inc. (a)........................          144,455
      2,200   CIENA Corp. (a).................................           83,600
      1,700   Comverse Technology, Inc. (a)...................           97,070
     39,690   General Electric Co.............................        1,934,888

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (cont.)
     25,160   Intel Corp......................................      $   735,930
      1,300   International Rectifier Corp. (a)...............           44,330
      1,900   Intersil Holding Corp. (a)......................           69,160
        700   L - 3 Communications Holdings, Inc. (a).........           53,410
      2,900   Linear Technology Corp..........................          128,238
      2,710   Maxim Integrated Products, Inc. (a).............          119,809
      1,100   Micron Technology, Inc. (a).....................           45,210
        900   NVIDIA Corp. (a)................................           83,475
        800   QLogic Corp. (a)................................           51,560
      4,000   QUALCOMM, Inc. (a)..............................          233,920
      2,000   Scientific-Atlanta, Inc.........................           81,200
      1,300   Tellabs, Inc. (a)...............................           25,194
      2,500   Texas Instruments Inc...........................           78,750
      1,800   Whirlpool Corp..................................          112,500
      2,000   Xilinx, Inc. (a)................................           82,480
                                                                    -----------
                                                                      4,288,595
                                                                    -----------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (0.3%)
        800   Cephalon, Inc. (a)..............................           56,400
      1,600   Millennium Pharmaceuticals, Inc. (a)............           56,928
      2,800   Paychex, Inc....................................          112,000
      2,800   PerkinElmer, Inc................................           77,084
                                                                    -----------
                                                                        302,412
                                                                    -----------
FABRICATED METAL PRODUCTS (0.2%)
      1,600   Fortune Brands, Inc.............................           61,376
      1,900   Illinois Tool Works, Inc........................          120,270
                                                                    -----------
                                                                        181,646
                                                                    -----------
FOOD AND KINDRED PRODUCTS (1.9%)
      4,200   Anheuser-Busch Companies, Inc...................          173,040
      6,050   The Coca-Cola Co................................          272,250
      1,270   General Mills, Inc..............................           55,601
      1,300   Hershey Foods Corp..............................           80,223
      2,300   McCormick & Co., Inc............................           96,646
      8,920   PepsiCo, Inc....................................          394,264
     10,820   Philip Morris Companies, Inc....................          549,115
      1,100   The Quaker Oats Co..............................          100,375
                                                                    -----------
                                                                      1,721,514
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

Conseco Balanced Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited)
June 30, 2001

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                      -------
FOOD STORES (0.4%)
      4,800   The Kroger Co. (a)..............................      $   120,000
      2,300   Safeway, Inc. (a)...............................          110,400
      6,200   Starbucks Corp. (a).............................          142,600
                                                                    -----------
                                                                        373,000
                                                                    -----------
FORESTRY (0.2%)
      4,000   Weyerhaeuser Co.................................          219,880
                                                                    -----------
FURNITURE AND FIXTURES (0.2%)
      2,100   Johnson Controls, Inc...........................          152,187
                                                                    -----------
GENERAL MERCHANDISE STORES (1.0%)
      4,000   Dollar General Corp.............................           78,000
      4,500   Kohl's Corp. (a)................................          282,285
      6,260   Target Corp.....................................          216,596
      5,540   Wal-Mart Stores, Inc............................          270,352
                                                                    -----------
                                                                        847,233
                                                                    -----------
HEALTH SERVICES (0.3%)
      3,910   HCA - The Healthcare Co.........................          176,693
      2,200   Universal Health Services, Inc..................          100,100
                                                                    -----------
                                                                        276,793
                                                                    -----------
HOME FURNITURE AND EQUIPMENT STORES (0.6%)
      8,200   Bed Bath & Beyond, Inc. (a).....................          246,000
      4,000   Best Buy Co., Inc. (a)..........................          254,080
                                                                    -----------
                                                                        500,080
                                                                    -----------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (3.6%)
      3,410   Applied Materials, Inc. (a).....................          167,431
     27,640   Cisco Systems, Inc. (a).........................          503,048
     10,900   Dell Computer Corp. (a).........................          285,035
      5,430   EMC Corp. (a)...................................          157,742
      1,600   Harris Corp.....................................           43,536
      6,500   Hewlett-Packard Co..............................          185,900
      8,380   International Business Machines Corp............          946,940
        700   Jabil Circuit, Inc. (a).........................           21,602
      1,900   Lexmark International, Inc. (a).................          127,775
      2,290   Novellus Systems, Inc. (a)......................          130,049
      3,300   Parker-Hannifin Corp............................          140,052
      1,100   Pitney Bowes, Inc...............................           46,332
      6,300   Sun Microsystems, Inc. (a)......................           99,036
      1,950   Symbol Technologies, Inc........................           43,290
      4,200   Tyco International, Ltd.........................          228,900
      1,700   Unisys Corp. (a)................................           25,007
                                                                    -----------
                                                                      3,151,675
                                                                    -----------
INSURANCE CARRIERS (2.3%)
      7,200   The Allstate Corp...............................      $   316,728
      3,500   American General Corp...........................          162,575
      7,310   American International Group, Inc...............          628,660
      2,500   The Hartford Financial Services Group, Inc......          171,000
      6,200   Lincoln National Corp...........................          320,850
      4,200   Old Republic International Corp.................          121,800
      1,600   The PMI Group, Inc..............................          116,256
      3,900   UnitedHealth Group, Inc.........................          240,825
                                                                    -----------
                                                                      2,078,694
                                                                    -----------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (1.2%)
      2,260   Allergan, Inc...................................          193,230
      5,000   Baxter International, Inc.......................          245,000
      3,300   Biomet, Inc.....................................          158,598
      1,300   Eastman Kodak Co................................           60,684
      2,100   KLA-Tencor Corp. (a)............................          122,787
      2,600   Medtronic, Inc..................................          119,626
      1,500   St. Jude Medical, Inc. (a)......................           90,000
      2,100   Tektronix, Inc..................................           57,015
      1,000   Teradyne, Inc. (a)..............................           33,100
                                                                    -----------
                                                                      1,080,040
                                                                    -----------
MISCELLANEOUS RETAIL (0.3%)
      2,400   CVS Corp........................................           92,640
      4,900   Walgreen Co.....................................          167,335
                                                                    -----------
                                                                        259,975
                                                                    -----------
MOTION PICTURES (0.7%)
     14,510   AT&T Corp. - Liberty Media Group - Class A (a)..          253,780
      1,000   Macrovision Corp. (a)...........................           68,500
     11,400   Walt Disney Co..................................          329,346
                                                                     -----------
                                                                        651,626
                                                                    -----------
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.2%)
      3,300   United Parcel Service, Inc......................          190,740
                                                                    -----------
NON-DEPOSITORY CREDIT INSTITUTIONS (1.7%)
      6,700   Fannie Mae......................................          570,505
      6,750   Federal Home Loan Mortgage Corp.................          472,500
      2,700   Household International, Inc....................          180,090
      3,120   Providian Financial Corp........................          184,704
      1,700   USA Education, Inc..............................          124,100
                                                                    -----------
                                                                      1,531,899
                                                                    -----------
36

   The accompanying notes are an integral part of these financial statements.

                                                              Conseco Fund Group
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                      -------
OIL AND GAS EXTRACTION (0.5%)
      3,400   Anadarko Petroleum Corp.........................      $   183,702
      4,760   BJ Services Co. (a).............................          135,089
      5,367   ENSCO International, Inc........................          125,588
                                                                    -----------
                                                                        444,379
                                                                    -----------
PAPER AND ALLIED PRODUCTS (0.2%)
        100   Bowater, Inc....................................            4,474
      3,000   Kimberly-Clark Corp.............................          167,700
        900   Temple-Inland, Inc..............................           47,961
                                                                    -----------
                                                                        220,135
                                                                    -----------
PETROLEUM REFINING AND RELATED INDUSTRIES (2.3%)
      4,000   Chevron Corp....................................          362,000
      8,600   Conoco, Inc.....................................          248,540
     13,110   Exxon Mobil Corp................................        1,145,159
      2,400   Texaco, Inc.....................................          159,840
      4,800   USX-Marathon Group..............................          141,648
                                                                    -----------
                                                                      2,057,187
                                                                    -----------
PRIMARY METAL INDUSTRIES (0.3%)
      5,900   Alcoa, Inc......................................          232,460
        600   Englehard Corp..................................           15,474
                                                                    -----------
                                                                        247,934
                                                                    -----------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (0.7%)
      3,300   The McGraw-Hill Companies, Inc..................          218,295
      1,700   The New York Times Co...........................           71,400
      6,700   Viacom, Inc. - Class B (a)......................          346,725
                                                                    -----------
                                                                        636,420
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
      5,100   Duke-Weeks Realty Corp..........................          126,735
      2,300   Equity Residential Properties Trust.............          130,065
                                                                    -----------
                                                                        256,800
                                                                    -----------
SECURITY AND COMMODITY BROKERS (1.0%)
      4,100   Lehman Brothers Holdings, Inc...................          318,775
      4,900   Merrill Lynch & Co., Inc........................          290,325
      3,490   Morgan Stanley Dean Witter & Co.................          224,163
                                                                    -----------
                                                                        833,263
                                                                    -----------
STONE, CLAY, GLASS AND CONCRETE PRODUCTS (0.1%)
      6,200   Corning, Inc....................................          103,602
                                                                    -----------
TRANSPORTATION BY AIR (0.2%)
      3,200   Continental Airlines, Inc.......................          157,600
                                                                    -----------
TRANSPORTATION EQUIPMENT (2.0%)
      7,210   The Boeing Co...................................      $   400,867
      7,500   Ford Motor Co...................................          184,125
      2,660   General Dynamics Corp...........................          206,975
      3,100   General Motors Corp.............................          199,485
      4,700   Harley-Davidson, Inc............................          221,276
      3,100   Honeywell International, Inc....................          108,469
      1,700   Northrop Grumman Corp...........................          136,170
      4,540   United Technologies Corp........................          332,601
                                                                    -----------
                                                                      1,789,968
                                                                    -----------
TRANSPORTATION SERVICES (0.3%)
      3,900   Expeditors International of Washington, Inc.....          233,996
      1,300   Sabre Holdings Corp. (a)........................           65,000
                                                                    -----------
                                                                        298,996
                                                                    -----------
WHOLESALE TRADE - DURABLE GOODS (0.9%)
      1,900   Arrow Electronics, Inc. (a).....................           46,151
     15,080   Johnson & Johnson...............................          754,000
      1,100   Tech Data Corp. (a).............................           36,696
                                                                    -----------
                                                                        836,847
                                                                    -----------
WHOLESALE TRADE - NON-DURABLE GOODS (0.5%)
      2,500   Cardinal Health, Inc............................          172,500
      8,400   SYSCO Corp......................................          228,060
                                                                    -----------
                                                                        400,560
                                                                    -----------
              TOTAL COMMON STOCK (cost $47,367,260)...........       45,754,691
                                                                    -----------
PREFERRED STOCKS (0.4%)

INSURANCE CARRIERS (0.2%)
      8,000   Lincoln National Capital, TOPrS (c), 6.400%.....          203,500
                                                                    -----------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.2%)
      7,009   River Holding Corp., Series B, PIK (c ), 11.500%          162,975
                                                                    -----------
              TOTAL PREFERRED STOCK (cost $722,425)...........          366,475
                                                                    -----------
PREFERRED STOCK - CONVERTIBLE (0.0%)

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (0.0%)
         20   Broadwing Communications, Series B, 12.500%.....           20,055
                                                                    -----------
              TOTAL PREFERRED STOCK - convertible (cost $20,080)         20,055
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

Conseco Balanced Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited)
June 30, 2001

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                      -------
CORPORATE BONDS (24.7%)

AMUSEMENT AND RECREATION SERVICES (0.2%)

$   150,000   Mirage Resorts, Inc., 6.625%, due 02/01/2005....      $   148,238
                                                                    -----------
BUILDING CONSTRUCTION GENERAL CONTRACTORS AND
OPERATIVE BUILDERS (0.2%)
    200,000   Beazer Homes USA, Inc., 8.875%, due 04/01/2008..          201,500
                                                                    -----------
CHEMICALS AND ALLIED PRODUCTS (0.7%)
    625,000   Lyondell Chemical Co., Series A, 9.625%,
              due 05/01/2007..................................          623,438
                                                                    -----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (4.0%)
    350,000   AT&T Wireless Services, Inc., 8.750%, due 03/1/2031,
              (b) Cost - $349,696; Acquired - 03/01/2001......          364,609
    225,000   Charter Communications Holdings, LLC, 10.250%,
              due 01/15/2010..................................          231,188
    200,000   Crown Castle Intl. Corp., 9.375%, due 08/01/2011,
              (b) Cost - $178,250; Acquired - 06/27/2001......          181,500
    300,000   Nextel Communications, Inc., 9.375%, due 11/15/2009       238,500
    315,000   Quebecor Media, 11.125%, due 07/15/2011,
              Cost - $308,051; Acquired - 06/28/2001..........          309,028
    700,000   Qwest Communications International, Inc., 6.875%,
              due 07/15/2028..................................          618,046
    625,000   Qwest Communications, 7.750%, due 02/15/2031,
              (b) Cost - $619,650; Acquired - 04/11/2001......          614,804
  1,000,000   WorldCom, Inc., 8.250%, due 05/15/2031..........          983,539
                                                                    -----------
                                                                      3,541,214
                                                                    -----------
DEPOSITORY INSTITUTIONS (1.7%)
    500,000   Dime Bancorp, Inc., 9.000%, due 12/29/2002......          518,247
    335,000   Sovereign Bancorp, Inc., 10.250%, due 05/15/2004          352,588
    650,000   Union Planters Bank, National Association, 6.500%,
              due 03/15/2008..................................          616,541
                                                                    -----------
                                                                      1,487,376
                                                                    -----------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (9.2%)
    275,000   AES Corp., 8.750%, due 12/15/2002...............          279,125
    675,000   Allied Waste Industries, Inc., 8.875%,  due 04/01/2008,
              (b) Cost - $675,000; Acquired - 01/25/2001......          696,094
    700,000   Calpine Corp.,  8.500%, due 02/15/2011..........          675,905
    680,394   East Coast Power, LLC., 6.737%, due 03/31/2008..          681,820
    100,000   El Paso Natural Gas, 7.500%, due 11/15/2026.....           95,215
  1,150,000   Midwest Generation, LLC, 8.560%, due 01/02/2016,
              (b) Cost - $1,150,000; Acquired - 08/17/2000....        1,106,619

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (cont.)
  1,000,000   Mirant Corp., 9.125%, due 05/01/2031,
              (b) Cost - $993,710; Acquired - 04/26/2001......      $ 1,035,832
    650,000   PSEG Energy Holdings, 9.125%, due 02/10/2004....          676,440
    425,000   PSEG Energy Holdings, 8.625%, due 02/15/2008....          429,064
    750,000   Sempra Energy, 6.800%, due 07/01/2004...........          748,935
    925,000   Southern Energy, Inc., 9.125%, due 06/30/2017,
              (b) Cost - $925,000; Acquired - 12/07/2000......          958,102
    600,000   TXU Corp., 7.625%, due 10/15/2002...............          616,929
    200,000   Waste Management, Inc., 6.625%, due 07/15/2002..          200,874
                                                                    -----------
                                                                      8,200,954
                                                                    -----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (0.2%)
    175,000   EchoStar Broadband Corp., 10.375%, due 10/01/2007,
              (b) Cost - $171,169; Acquired - 12/14/2000......          175,875
                                                                    -----------
HEALTH SERVICES (1.0%)
    700,000   HEALTHSOUTH Corp., 8.500%, due 02/01/2008.......          709,356
    175,000   Matria Healthcare, Inc., 11.000%, due 07/09/2001,
              (b) Cost - $163,625; Acquired - 06/29/2001......          163,625
                                                                    -----------
                                                                        872,981
                                                                    -----------
HOTELS, OTHER LODGING PLACES (1.0%)
    200,000   HMH Properties, Inc., 7.875%, due 08/01/2005....          197,000
    100,000   HMH Properties, Inc., 8.450%, due 12/01/2008....           97,750
    550,000   Park Place Entertainment, 8.875%, due 09/15/2008          566,500
                                                                    -----------
                                                                        861,250
                                                                    -----------
LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (0.7%)
    600,000   Georgia-Pacific Group, 8.875%, due 05/15/2031...          602,301
                                                                    -----------
NON-DEPOSITORY CREDIT INSTITUTIONS (0.8%)
    700,000   Ford Motor Credit Co., 6.875%, due 02/01/2006...          709,856
                                                                    -----------
OIL AND GAS EXTRACTION (1.3%)
  1,150,000   Enron Corp., 7.375%, due 05/15/2006,
              (a) Cost - $449,222; Acquired - 08/17/2000......        1,150,845
                                                                    -----------
PETROLEUM REFINING AND RELATED INDUSTRIES (0.5%)
    350,000   Pennzoil Co., 10.125%, due 11/15/2009...........          419,218
                                                                    -----------
PIPE LINES, EXCEPT NATURAL GAS (1.4%)
    650,000   Dyngey-Roseton Danskamme, 7.670%, due 11/08/2016,
              (b) Cost - $650,000; Acquired - 05/01/2001......          645,895
    600,000   Kinder Morgan, Inc. 6.650%, due 03/01/2005......          606,614
                                                                    -----------
                                                                      1,252,509
                                                                    -----------
PRIMARY METAL INDUSTRIES (0.3%)
    225,000   Century Aluminum Co., 11.750%, due 04/15/2008,
              (b) Cost - $222,349; Acquired - 03/28/2001......          235,125
                                                                    -----------
38

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------
Schedule of Investments

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                      -------
REAL ESTATE OPERATORS, AGENTS, MANAGERS (0.9%)
$   260,000   Felcor Lodging, LP., 8.500%, due 06/01/2011,
              (b) Cost - $257,847; Acquired - 05/24/2001......      $   249,600
    100,000   Corporate Property Investors, Inc., 9.000%,
              due 03/15/2002, (b) Cost - $101,888;
              Acquired - 03/17/1998...........................          102,365
    500,000   Regency Centers, LP, 7.400%, due 04/01/2004.....          511,594
                                                                    -----------
                                                                        863,559
                                                                    -----------
TOBACCO PRODUCTS (0.6%)
    350,000   R.J. Reynolds Tobacco Holdings, Inc., 7.375%,
              due 05/15/2003   ...............................          355,005
    175,000   Universal Corp., Series B, 7.500%, due 01/26/2004         183,081
                                                                    -----------
                                                                        538,086
                                                                    -----------
TRANSPORTATION EQUIPMENT (0.0%)
     30,000   Northrop-Grumman Corp., 9.375%, due 10/15/2024..           32,195
                                                                    -----------

              TOTAL CORPORATE BONDS (cost $21,714,306)........       21,916,520
                                                                    -----------
INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) (1.4%)
    400,000   British Telecommunications, 7.625%, due 12/15/2005        420,207
    450,000   Global Crossing Ltd., 9.125%, due 11/15/2006,
              (b) Cost - $499,920; Acquired - 01/06/1997......          356,625
    500,000   West Fraser Mill, 7.250%, due 09/15/2002........          509,913
                                                                    -----------
              TOTAL INTERNATIONAL/YANKEE (cost $1,356,863)....        1,286,745
                                                                    -----------
ASSET BACK SECURITIES (0.3%)
    256,511   First Union National Bank Commercial Mortgage,
              99-C4 A1, 7.184%, due 12/15/2031................          266,514
                                                                    -----------
              TOTAL ASSET BACK SECURITIES (cost $257,792).....          266,514
                                                                    -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (10.6%)
  2,000,000   Federal Home Loan Mortgage Corp., #C01184,
              6.500%, due 06/01/2031..........................        1,971,774
  4,450,000   U.S. Treasury, 4.625%, due 05/15/2006...........        4,390,205
    240,000   U.S. Treasury, 5.000%, due 02/15/2011...........          232,950
  2,660,000   U.S. Treasury, 6.250%, due 05/15/2030...........        2,821,680
                                                                    -----------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (cost $9,477,642)...............................        9,416,609
                                                                    -----------
MUNICIPAL BONDS (0.6%)
$   250,000   Capital Projects Finance Authority, Florida Revenue,
              8.000%, due 12/01/2001..........................      $   251,578
    350,000   Mississippi Development Bank, Special Obligation,
              Series 1998, 8.500%, due 12/01/2018.............          320,705
                                                                    -----------
              TOTAL MUNICIPAL BONDS (cost $600,000)...........          572,283
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.0%)
    104,787   Countrywide Home Loans, 01-11 A2, 6.500%,
              due 07/25/2031   ...............................          104,870
    666,075   Government National Mortgage Association, 00-29 A,
              7.500%, due 07/20/2026..........................          678,767
                                                                    -----------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (cost $772,000)  ...............................          783,637
                                                                    -----------
SHORT-TERM INVESTMENTS (8.4%)

COMMERCIAL PAPER
  3,000,000   Citibank Capital, 4.150%, due 07/02/2001........        2,999,654
  3,400,000   UBS Finance, 4.140%, due 07/02/2001.............        3,399,609
                                                                    -----------
                                                                      6,399,263
                                                                    -----------
MONEY MARKET
  1,041,000   AIM Liquid Asset Portfolio......................        1,041,000
                                                                    -----------
              TOTAL SHORT-TERM INVESTMENTS (cost $7,440,263)..        7,440,263
                                                                    -----------
TOTAL INVESTMENTS (cost $89,728,631) (99.0%)..................       87,823,792
                                                                    -----------
ASSETS, LESS OTHER LIABILITIES (1.0%).........................          874,857
                                                                    -----------
TOTAL NET ASSETS (100.0%).....................................      $88,698,649
                                                                    ===========

--------------
(a) Non-income producing security.
(b) Restricted under Rule 144A of the Securities Act of 1933.
(c) PIK - Payment In Kind.
    STEP - Bonds where the coupon increases or steps up at a predetermined rate. TOPrS - Trust Originated Preferred Securities.
    ADR - American Depository Receipt.

   The accompanying notes are an integral part of these financial statements.

Conseco Convertible Securities Fund
--------------------------------------------------------------------------------
Portfolio Manager's Review

Market insight

   The first half of 2001 was dominated by weakness in the domestic equity markets as the economy continued to slow. The slowdown touched nearly every sector of the economy but was particularly damaging to businesses dependent on capital spending.

   Investors collectively took a flight-to-quality in the first two quarters, flocking to less-volatile asset classes such as treasuries and high-grade corporate bonds. As stocks continued in the fall that began during the second half of 2000, the embedded option component of convertible bonds became less valuable. As a result, convertible bonds traded lower, underperforming fixed-income asset classes and outperforming equities.

Evolution of the convertible market

   Convertible securities continued to develop new features and structures in order to accommodate the needs of market participants and adapt to the tone of the current market. Two critical factors have served as catalysts for the recent evolution of the convertible market. First, share prices of high-growth technology and telecommunications pulled back dramatically as the economy began to show signs of a slowdown. Second, hedge funds participating in convertible security arbitrage flocked to the market to profit from inefficiencies by utilizing convertible securities and other layers of a company's capital structure.

   The effect of these two factors was a migration of the convertible market to new structures engineered to benefit the issuing companies and the increased demand from hedge funds acting as buyers. Most notably, there was a prolifera tion of zero-coupon, high-premium convertibles issued by high-credit-quality but lower-volatility companies. While many of these structures satisfied the large demand from hedge funds, many managers found them to be expensively priced with little upside. However, low-volatility structures such as these exhibited much better absolute performance than their more equity-sensitive counterparts as the equity markets continued to push lower.

   We continue to participate cautiously in the zero-coupon convertible market. While many of these structures are less attractive from a total return perspective, they do offer lower volatility and exposure to a broader base of issuers. However, we favor higher-income-paying, lower-premium structures, because their valuation is less dependent upon the recent increased demand from arbitrage players.

Growth of $10,000

                             Conseco Convertible               Merrill Lynch
                               Securities Fund                  Convertible
    DATE                       (Class A Shares)                 Bond Index
    ----                     -------------------               -------------
   9/28/98                         $9,425.00                    $10,000.00
   9/30/98                         $9,321.33                     $9,791.00
  10/30/98                         $9,472.13                    $10,025.00
  11/30/98                         $9,885.70                    $10,469.11
  12/31/98                        $10,465.78                    $11,085.74
   1/29/99                        $11,175.93                    $11,603.45
   2/26/99                        $10,783.10                    $11,189.20
   3/31/99                        $10,958.23                    $11,669.22
   4/30/99                        $11,480.18                    $12,180.33
   5/28/99                        $11,457.41                    $12,091.42
   6/30/99                        $12,212.10                    $12,554.52
   7/30/99                        $12,416.09                    $12,476.68
   8/31/99                        $12,429.24                    $12,396.83
   9/30/99                        $12,402.98                    $12,497.24
  10/29/99                        $12,901.24                    $12,950.89
  11/30/99                        $13,873.59                    $13,928.69
  12/31/99                        $14,665.32                    $16,001.27
   1/31/00                        $15,533.67                    $15,868.46
   2/29/00                        $17,419.12                    $17,479.11
   3/31/00                        $17,157.78                    $17,099.82
   4/28/00                        $16,110.60                    $16,020.82
   5/31/00                        $15,284.66                    $15,213.37
   6/30/00                        $16,549.45                    $16,120.09
   7/31/00                        $16,020.57                    $15,623.59
   8/31/00                        $16,888.43                    $16,956.28
   9/29/00                        $16,127.13                    $16,498.46
  10/31/00                        $15,171.79                    $15,648.79
  11/30/00                        $12,959.10                    $13,695.82
  12/29/00                        $14,143.57                    $14,129.98
   1/31/01                        $14,439.50                    $15,037.12
   2/28/01                        $13,416.66                    $13,909.34
   3/30/01                        $12,650.37                    $13,279.24
   4/30/01                        $13,595.60                    $14,137.08
   5/31/01                        $13,426.96                    $14,089.02
   6/29/01                        $13,015.44                    $13,915.72


The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 06/30/01. Past performance does not guarantee future results.


Portfolio strategy

   The Fund continued to target high-growth, high-credit-quality issuers while reducing holdings concentration and thus increasing portfolio diversification. To accomplish this, the Fund looked away from the traditional convertible growth sectors, namely technology and telecommunications, to more stable businesses in other industries. Some of the holdings added as part of this effort included Service Corp., Lowe's Companies, Washington Mutual and Cendant Corp.

   Although we continue to maintain a diversified exposure to technology convertibles, we have revised the criteria these holdings must meet. Most signifi cantly, we are focused on convertibles with strong underlying credit fundamentals and positive cash flow throughout the economic downturn. Also, we require stable earnings and diversified end-market exposure to reduce the risk of sudden and dramatic price correction. As a result, we have realigned this portion of the Fund, sacrificing some of the large upside demand in favor of attractive-yielding securities with stable downside support. Names that fit these criteria include Comverse Technology, Transwitch and Celestica.

Looking ahead

   The dominant factor in the current market environment is the state of domestic and international economies. The debate over whether we are in a temporary slowdown or at the doorstep of a longer-term recession continues to rage. While we do not subscribe to the most harsh gloom and doom assessments

                                                              CONSECO FUND GROUP
Conseco Convertible Securities Fund                         2001 Mid-Year Report
--------------------------------------------------------------------------------

of the economy, we do recognize that the economy has fallen into a slowdown that may persist throughout 2001. As a result, we are focused on maintaining a balanced portfolio of companies we feel can continue to grow throughout an economic downturn.

   We continue to feel that convertible securities provide an excellent value proposition as an asset class in this economic climate. In the current state, the Fund is positioned to be more resistant to a continued slide in equities by exhibiting a reduced sensitivity to underlying stocks. However, fund performance should benefit from a recovery in the equity markets through the expansion of option value. Therefore, we continue to recommend convertible securities as an asset class that enables investors to participate in the upside potential of stocks while having increased downside protection.

PAUL M. KOCORAS
Research Analyst
Portfolio Manager
Conseco Capital Management, Inc.

 AVERAGE TOTAL RETURN(1) (as of 06/30/01)

                           Inception     Year-to-                        Since
                             date          date       1 year   3 year  inception
                           ---------     --------     ------   ------  ---------
Convertible A...........  09/28/1998      -13.27%    -25.88%     n/a      9.75%
Convertible B...........  09/28/1998      -12.82%    -25.67%     n/a      9.49%
Convertible C...........  09/28/1998       -9.20%    -22.56%     n/a     11.13%
Convertible Y...........  09/28/1998       -7.81%    -20.98%     n/a     12.62%
MLBC Index..............  09/28/1998       -1.52%    -13.67%     n/a     12.37%
--------------------------------------------------------------------------------
 TOP FIVE SECTORS (as of 06/30/01)
   Electronic, Other Electrical Equipment, except Computers.........      12.9%
   Business Services................................................      10.2%
   Communications by Phone, Television, Radio, Cable................      10.1%
   Industrial, Commercial Machinery, Computers......................       9.5%
   Electric, Gas, Water, Cogeneration, Sanitary Services............       7.5%
--------------------------------------------------------------------------------
 TOP 10 HOLDINGS (as of 06/30/01)
   Comverse Technology, Inc.........................................       2.7%
   Mirant Corp......................................................       2.6%
   Tyco International, Ltd..........................................       2.4%
   Sovereign Capital Trust II.......................................       2.3%
   CV Therapeutics, Inc.............................................       2.3%
   PerkinElmer, Inc.................................................       2.2%
   Celestica Inc....................................................       2.1%
   DDI Corp.........................................................       2.0%
   Nextel Communications Inc........................................       2.0%
   Coltec Capital Trust.............................................       1.9%
--------------------------------------------------------------------------------
 * CURRENT NET ASSETS: $47,111,431
 * DECREASE IN NET ASSETS YTD: $20,489,110
 * PERCENTAGE DECREASE IN NET ASSETS YTD: 30.3%
 * BETA: 0.91 (CLASS A SHARES)

--------------------------------------------------------------------------------
   Kocoras joined Conseco Capital Management, Inc. ("CCM") in June 2000, and holds a bachelor's degree in finance from Indiana University. He previously worked as a convertible research analyst at the Chicago Mercantile Exchange.

--------------------------------------------------------------------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2002. If the expense reimbursements were not in place, the Fund's return would have been lower. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Convertible Securities Fund is 5.75%. Our benchmark index, the Merrill Lynch Broad Convertible ("MLBC") Index is an unmanaged index considered to be representative of the convertible securities market in general. Investors cannot actually invest in an index.

(2) Beta measures the Fund's volatility as compared against the MLBC Index.

Conseco Convertible Securities Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited)
June 30, 2001

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                       -----
COMMON STOCKS (1.3%)

BUSINESS SERVICES (1.3%)
      9,000   VERITAS Software Corp. (a)......................      $   598,770
                                                                    -----------
DEPOSITORY INSTITUTIONS (0.0%)
          1   Westpac Banking Corp. - ADR (c).................               18
                                                                    -----------
              TOTAL COMMON STOCKS (cost $927,974).............          598,788
                                                                    -----------
PREFERRED STOCKS - CONVERTIBLE (18.5%)

AMUSEMENT AND RECREATION SERVICES (0.8%)
     11,800   Six Flags, Inc., 7.250%, conv into PKS
              common stock ...................................          360,490
                                                                    -----------
DEPOSITORY INSTITUTIONS (4.4%)
     15,000   National Australia Bank Limited, 7.875%,
              conv into NAB common stock......................          467,250
     15,000   Sovereign Capital Trust II, 7.500%, conv into
              SVRN common stock...............................        1,080,000
     10,000   Washington Mutual, Inc., 5.375%, conv into
              WM common stock  ...............................          533,750
                                                                    -----------
                                                                      2,081,000
                                                                    -----------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (7.5%)
     10,000   AES Trust Corp., 6.000%, conv into AES common
              stock, (b) Cost -  $500,000; Acquired - 05/12/2000        568,750
      5,000   AES Trust Corp., 6.000%, conv into AES
              common stock ...................................          284,375
     10,000   Calpine Capital Trust II, 5.500%, conv into CPN
              common stock ...................................          802,500
     10,000   El Paso Energy Capital Trust I, 4.750%, conv into
              EPG common stock ...............................          657,500
     17,000   Mirant Corp., 6.250%, conv into MIR
              common stock ...................................        1,224,000
                                                                    -----------
                                                                      3,537,125
                                                                    -----------
FURNITURE AND FIXTURES (1.4%)
     17,500   Newell Rubbermaid, Inc., 5.250%, conv into
              NWL common stock ...............................          651,875
                                                                    -----------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (1.9%)
     21,000   Coltec Capital Trust, 5.250%, conv into GR
              common stock ...................................          905,625
                                                                    -----------
RAILROAD TRANSPORTATION (2.5%)
     15,000   Canadian National Railroad Co., 5.250%, conv into
              CNI common stock ...............................      $   844,500
      7,500   Union Pacific Corp., 6.250%, conv into UNP
              common stock ...................................          358,125
                                                                    -----------
                                                                      1,202,625
                                                                    -----------
              TOTAL PREFERRED STOCKS - CONVERTIBLE
              (cost $8,017,795).............................          8,738,740
                                                                    -----------
CONVERTIBLE BONDS (80.4%)

BUILDING MATERIALS, HARDWARE, GARDEN - RETAIL (0.4%)
$   250,000   Lowe's Companies, Inc., 0.000% (d),
              due 02/16/2021, conv into LOW common stock,
              (b) Cost - $155,996; Acquired - 02/13/2001......          185,313
                                                                    -----------
BUSINESS SERVICES (8.9%)
  1,000,000   America Online, Inc., 0.000% (d), due 12/06/2019,
              conv into AOL common stock......................          542,500
    250,000   BEA Systems, Inc., 4.000%, due 12/15/2006,
              conv into BEAS common stock.....................          297,813
    250,000   Cendant Corp., 0.000% (d), due 12/13/2021,
              conv into CD common stock,
              (b) Cost - $152,845; Acquired - 02/09/2001......          184,375
     25,000   Credit Suisse First Boston NY, 10.000%,
              due 02/26/2002, conv into SUNW common stock.....          434,375
  1,000,000   i2 Technologies, Inc., 5.250%, due 12/15/2006,
              conv into CMB common stock......................          877,500
    750,000   The Interpublic Group of Companies, Inc., 1.870%,
              due 06/01/2006, conv into IPG common stock......          602,813
    500,000   Peregrine Systems, Inc., 5.500%, due 11/15/2007,
              conv into PRGN common stock,
              (b) Cost - $686,875; Acquired - 01/29/2001......          722,500
    250,000   Siebel Systems Inc., 5.500%, due 09/15/2006,
              conv into SEBL common stock.....................          540,625
                                                                    -----------
                                                                      4,202,501
                                                                    -----------
CHEMICALS AND ALLIED PRODUCTS (4.9%)
    500,000   Elan International Financial, 0.000% (d),
              due 12/14/2018, conv into ELN common stock......          435,625
    500,000   Genzyme Corp., 3.000%, due 05/15/2021,
              conv into GENZ common stock,
              (b) Cost - $500,000; Acquired - 05/03/2001......          525,000

42

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                       -----
CHEMICALS AND ALLIED PRODUCTS (cont.)
$   500,000   Invitrogen Corp., 5.500%, due 03/01/2007,
              conv into IVGN common stock,
              (b) Cost - $500,000; Acquired - 02/25/2000......      $   551,250
    500,000   Roche Holdings, Inc., 0.000% (d), due 01/19/2015,
              conv into DNA common stock,
              (b) Cost - $345,344; Acquired - 01/13/2000......          371,250
    500,000   Vertex Pharmaceuticals, Inc., 5.000%,
              due 09/19/2007, conv into VRTX common stock,
              (b) Cost - $546,250; Acquired - 09/22/2000......          412,500
                                                                    -----------
                                                                      2,295,625
                                                                    -----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (10.1%)
    500,000   American Tower, 5.000%, due 02/15/2010,
              conv into AMT common stock......................          396,250
    500,000   Charter Communications Holdings, LLC., 5.750%,
              due 10/15/2005, conv into CHTR common stock,....
              (b) Cost - $500,000; Acquired - 10/25/2000......          618,125
    500,000   Cox Communications, Inc., 0.348%,
              due 02/23/2021, conv into COX common stock,
              (b) Cost - $358,369; Acquired - 03/27/2001......          358,125
  1,000,000   Comcast Corp., 0.000% (d), due 12/19/2020,
              conv into CMCSK common stock....................          818,750
    500,000   EchoStar Communications Corp., 4.875%,
              due 01/01/2007, conv into DISH common stock.....          450,625
  1,500,000   Exodus Communications, Inc., 5.250%,
              due 02/15/2008, conv into EXDS common stock.....          333,750
  1,000,000   Nextel Communications Inc., 4.750%,
              due 07/01/2007, conv into NXTL common stock.....          927,500
    500,000   Spectrasite Holdings, Inc., 6.750%,
              due 11/15/2010, conv into SITE common stock.....          319,375
  1,000,000   Verizon Communications, Inc., 0.000% (d),
              due 05/15/2021, conv into VZ common stock,
              (b) Cost - $553,372; Acquired - 05/09/2001......          546,250
                                                                    -----------
                                                                      4,768,750
                                                                    -----------
CONSTRUCTION SPECIAL TRADE CONTRACTORS (0.8%)
    500,000   Quanta Services, Inc., 4.000%, due 07/01/2007,
              conv into PWR common stock......................          367,500
                                                                    -----------
COURIER SERVICES, EXCEPT AIR (1.6%)
    750,000   United Parcel Service, Inc., 1.750%,
              due 09/27/2007, conv into UPS common stock......          754,688
                                                                    -----------
DEPOSITORY INSTITUTIONS (1.1%)
    500,000   JMH Finance Limited, 4.750%, due 09/06/2007,
              conv into CMB common stock,
              (b) Cost - $511,250; Acquired - 11/02/2000......          523,750
                                                                    -----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (12.9%)
  2,250,000   Celestica Inc., 0.000% (d), due 08/01/2020,
              conv into CLS common stock......................          992,812
  1,000,000   Ciena Corp., 3.750%, due 02/01/2008,
              conv into CIEN common stock.....................          761,250
  1,500,000   Comverse Technology, Inc., 1.500% (d),
              due 12/01/2005, conv into CMVT common stock,....
              (b) Cost - $1,028,750; Acquired - 11/21/2000....        1,256,250
  1,000,000   DDI Corp., 5.250%, due 03/01/2008, conv into
              DDIC common stock...............................          960,000
    500,000   Globespan Inc., 5.250%, due 05/15/2006,
              conv into GSPN common stock,
              (b) Cost - $500,000; Acquired - 05/08/2001......          377,500
    400,000   International Rectifier Corp., 4.250%,
              due 07/15/2007, conv into IRF common stock......          313,000
  1,000,000   Sanmina Corp., 0.000% (d), due 09/12/2020,
              conv into SANM common stock.....................          361,250
    500,000   Semtech Corp., 4.500%, due 02/01/2007,
              conv into SMTC common stock.....................          501,250
    250,000   TriQuint Semiconductor, Inc., 4.000%,
              due 03/01/2007, conv into TQNT common stock.....          179,375
    500,000   TranSwitch Corp., 4.500%, due 09/12/2005,
              conv into TXCC common stock.....................          367,500
                                                                    -----------
                                                                      6,070,187
                                                                    -----------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (4.0%)
  1,000,000   CV Therapeutics, Inc., 4.750%, due 03/07/2007,
              conv into CVTX common stock.....................        1,066,250
    750,000   Millennium Pharmaceuticals, Inc., 5.500%,
              due 01/15/2007, conv into MLNM common stock.....          797,812
                                                                    -----------
                                                                      1,864,062
                                                                    -----------
GENERAL MERCHANDISE STORES (1.0%)
    500,000   Costco Companies, Inc., 0.000% (d),
              due 08/19/2017, conv into COST common stock.....          489,375
                                                                    -----------
HEALTH SERVICES (4.5%)
  1,000,000   Health Management Associates, Inc., 0.250%,
              due 08/16/2020, conv into HMA common stock,
              (b) Cost - $769,783; Acquired - 11/17/2000......          731,250


                                                                              43
   The accompanying notes are an integral part of these financial statements.

Conseco Convertible Securities Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited)
June 30, 2001

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                       -----
HEALTH SERVICES (cont.)
$ 1,000,000   Human Genome Sciences, Inc., 3.750%,
              due 03/15/2007, conv into HGSI common stock,
              (b) Cost - $1,000,000; Acquired - 03/07/2000....      $   810,000
  1,000,000   Universal Health Services, Inc., 0.426%,
              due 06/23/2020, conv into UHS common stock......          595,000
                                                                    -----------
                                                                      2,136,250
                                                                    -----------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (7.6%)
  1,000,000   Juniper Networks, 4.750%, due 03/15/2007,
              conv into JNPR common stock.....................          718,750
  1,500,000   Solectron Corp., 0.000% (d), due 01/27/2019,
              conv into SLR common stock......................          740,625
  1,500,000   Tyco International, Ltd., 0.000% (d),
              due 11/17/2020, conv into TYC common stock,
              (b) Cost - $1,135,828; Acquired - 11/14/2000 &
              12/05/2000 .....................................        1,145,625
    500,000   Tyco International, Ltd. 0.000% (d),
              due 11/17/2020, conv into TYC common stock......          382,500
  1,000,000   Weatherford International, Inc., 0.000% (d),
              due 06/30/2020, conv into WFT common stock,
              (b) Cost - $614,655; Acquired - 08/16/2000......          616,250
                                                                    -----------
                                                                      3,603,750
                                                                    -----------
INSURANCE CARRIERS (1.6%)
    750,000   First American Corp., 4.500%, due 04/15/2008,
              conv into FAF common stock,
              (b) Cost - $500,000; Acquired - 04/19/2001......          749,062
                                                                    -----------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES  (3.6%)
  1,000,000   Allergan, Inc., 0.000% (d), due 11/01/2020,
              conv into AGN common stock,
              (b) Cost - $618,568; Acquired - 10/26/2000......          638,750
  2,000,000   PerkinElmer, Inc., 0.000% (d), due 08/07/2020,
              conv into PKI common stock......................        1,037,500
                                                                    -----------
                                                                      1,676,250
                                                                    -----------
MOTION PICTURES (3.5%)
    500,000   Liberty Media Group, 3.750%, due 02/15/2030,
              conv into PCS common stock......................          316,250
    500,000   Liberty Media Group, 3.250%, due 03/15/2031,
              conv into VIA/B common stock,
              (b) Cost - $505,560; Acquired - 03/01/2001......          563,125

MOTION PICTURES (cont.)
  1,000,000   Liberty Media Group, 4.000%, due 11/15/2029,
              conv into PCS common stock,
              (b) Cost - $1,000,000; Acquired - 11/10/1999....      $   770,000
                                                                    -----------
                                                                      1,649,375
                                                                    -----------
NON-DEPOSITORY CREDIT INSTITUTIONS (2.2%)
    500,000   Goldman Sachs Fannie Mae, 0.250%,
              due 01/22/2008, conv into FNM common stock......          495,625
    500,000   Providian Financial Corp., 3.250%,
              due 08/15/2005, conv into PVN common stock,
              (b) Cost - $452,038; Acquired - 11/17/2000......          524,375
                                                                    -----------
                                                                      1,020,000
                                                                    -----------
OIL AND GAS EXTRACTION (4.1%)
    750,000   Anadarko Petroleum Corp., 0.000% (d),
              due 03/07/2020, conv into APC common stock......          522,187
    500,000   Kerr-McGee Corp., 5.250%, due 02/15/2010,
              conv into KMG common stock......................          614,375
  1,250,000   Nabors Industries, Inc., 0.000% (d),
              due 06/20/2020, conv into NBR common stock......          776,562
                                                                    -----------
                                                                      1,913,124
                                                                    -----------
PERSONAL SERVICES (1.1%)
    500,000   Service Corp. International, 6.750%,
              due 06/22/2008, conv into SRV common stock......          536,250
                                                                    -----------
PETROLEUM REFINING AND RELATED INDUSTRIES (1.6%)
    750,000   Devon Energy Corp., 4.950%, due 08/15/2008,
              conv into CHV common stock......................          756,563
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
    250,000   EOP Operating LP, 7.250%, due 11/15/2008,
              conv into EOP common stock,
              (b) Cost - $251,875; Acquired - 11/30/2000......          265,938
                                                                    -----------
SECURITIES & COMMODITY BROKERS (0.5%)
    250,000   The Goldman Sachs Group, Inc., 1.000%,
              due 05/24/2008, conv into GS common stock.......          233,125
                                                                    -----------
TOBACCO PRODUCTS (1.6%)
    750,000   Vector Group, Ltd., 6.250%, due 07/15/2008,
              conv into VGR common stock,
              (b) Cost - $750,000; Acquired - 06/29/2001......          750,000
                                                                    -----------
WATER TRANSPORTATION (0.9%)
  1,000,000   Royal Caribbean Cruises Ltd., 0.000%,
              due (d) 05/18/2021, conv into RCL common stock..          408,750
                                                                    -----------

44
   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                       -----
WHOLESALE TRADE - NON-DURABLE GOODS (1.4%)
$   500,000   AmeriSource Health Corp., 5.000%,
              due 12/01/2007, conv into AAS common stock,
              (b) Cost - $500,000; Acquired - 12/06/2000......      $   638,750
                                                                    -----------
              TOTAL, CONVERTIBLE BONDS (cost $41,796,356).....       37,858,938
                                                                    -----------
TOTAL INVESTMENTS (cost $50,742,125) (100.2%).................       47,196,466
                                                                    -----------
LIABILITIES, LESS OTHER ASSETS (-0.2%)........................          (85,035)
                                                                    -----------
TOTAL NET ASSETS (100.0%).....................................      $47,111,431
                                                                    -----------

--------------
(a) Non-income producing security.
(b) Restricted under Rule 144A of the Securities Act of 1933.
(c) ADR - American Depository Receipt.
(d) Zero Coupon - Bonds that make no interest payments.

   The accompanying notes are an integral part of these financial statements.

Conseco High Yield Fund
--------------------------------------------------------------------------------
Portfolio Manager's Review

   The high-yield market had its share of ups and downs during the first half of 2001. However, the overall trend has been towards more normalized positive returns after two years of sub par returns for this asset class.

   As measured by the Merrill Lynch High Yield index, the high-yield market returned 4.87% during the first half of 2001. The average high-yield fund in the Lipper peer group returned approximately 1.50% during the first half of 2001. The Conseco High Yield Fund (Class A with load) returned -2.88% during this same time period.

   The past six months in the high-yield market have been characterized by much higher than average returns for cyclical credit sectors (retail, autos, finance, etc.) and much lower than average returns for telecommunications and related credit sectors. Overall, the events of the first half of 2001 can be characterized as follows:

      On January 3, 2001, the Federal Open Market Committee unexpectedly lowered interest rates by 50 basis points between official meetings. This caused the high-yield market to rally, particularly telecommunications credits that had been cut off from the capital markets in late 2000. The Merrill Lynch High Yield index returned a strong 7.64% for the months of January and February.

      During March and April, several wireline telecommunications credits began guiding lower with regard to future earnings and cash flow. These businesses had funded themselves primarily with debt financing and were highly leveraged. In addition, most of these businesses were not yet cash flow positive, thus any downturn in expectations caused a dramatic drop in the value of their bonds. During April, Winstar Communications filed for bankruptcy protection and the company's bonds dropped to two cents on the dollar. The Winstar bankruptcy and quick drop in its bond prices "spooked" investors and caused the market to sell off further. The Merrill Lynch High Yield index returned -2.40% for the months of March and April.

      The high-yield market continued to see selling pressure in May and June as some investors panicked or were forced to sell their telecommunications holdings. Enough selling took place that many credits were oversold below their fair value. The Merrill Lynch High Yield index returned -0.18% for the months of May and June.

      Interestingly, throughout the first half of 2001, the 80% of high yield not related to telecommunications (retail, capital goods, healthcare, gaming, etc.) continued to perform extremely well. From January 1 until June 30, 2001, the non-telecom portion of the Merrill Lynch High Yield index returned approximately 9.00%.

Growth of $10,000

                        Conseco High Yield Fund         Merrill Lynch
     DATE                  (Class A Shares)         High Yield Bond Index
     ----               -----------------------     ---------------------
   12/31/97                    $9,425.00                   $10,000.00
    1/30/98                    $9,686.54                   $10,149.00
    2/27/98                    $9,918.30                   $10,190.61
    3/31/98                   $10,194.76                   $10,278.25
    4/30/98                   $10,309.31                   $10,327.59
    5/29/98                   $10,338.05                   $10,399.88
    6/30/98                   $10,458.15                   $10,451.88
    7/31/98                   $10,559.64                   $10,511.45
    8/31/98                    $9,844.97                   $10,057.36
    9/30/98                    $9,876.80                   $10,077.47
   10/30/98                    $9,479.66                    $9,912.20
   11/30/98                    $9,971.53                   $10,363.21
   12/31/98                   $10,043.17                   $10,366.32
    1/29/99                   $10,348.79                   $10,468.94
    2/26/99                   $10,436.39                   $10,389.38
    3/31/99                   $10,546.86                   $10,478.73
    4/30/99                   $10,819.61                   $10,642.20
    5/28/99                   $10,568.73                   $10,568.77
    6/30/99                   $10,557.91                   $10,548.69
    7/30/99                   $10,652.16                   $10,564.51
    8/31/99                   $10,508.02                   $10,457.81
    9/30/99                   $10,504.82                   $10,418.07
   10/29/99                   $10,587.68                   $10,357.64
   11/30/99                   $10,835.59                   $10,475.72
   12/31/99                   $10,950.03                   $10,530.19
    1/31/00                   $10,894.47                   $10,477.54
    2/29/00                   $11,062.16                   $10,486.97
    3/31/00                   $10,893.83                   $10,340.15
    4/28/00                   $10,607.77                   $10,344.29
    5/31/00                   $10,220.91                   $10,230.50
    6/30/00                   $10,619.03                   $10,405.44
    7/31/00                   $10,666.92                   $10,480.36
    8/31/00                   $10,580.00                   $10,608.22
    9/29/00                   $10,522.32                   $10,546.70
   10/31/00                   $10,304.04                   $10,237.68
   11/30/00                    $9,583.45                    $9,917.24
   12/29/00                    $9,773.99                   $10,132.44
    1/31/01                   $10,339.75                   $10,736.34
    2/28/01                   $10,435.75                   $10,905.97
    3/30/01                   $10,253.11                   $10,762.01
    4/30/01                   $10,137.36                   $10,644.71
    5/31/01                   $10,260.65                   $10,849.08
    6/29/01                   $10,071.48                   $10,625.59


The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 06/30/01. Past performance does not guarantee future results.


   During the first half of 2001, our specific strategy for the Conseco High Yield Fund was to maintain an overweight position (45%-50%, relative to 35%-40% for the Merrill Lynch High Yield index and 15%-20% for our mutual fund peer group) in higher-quality BB-rated credits. This overweight was due to the uncertainty surrounding the U.S. economic recovery, and the degree of difficulty associated with the telecommunications debacle. In addition, we maintained an underweight in wireline telecommunications and focused on owning the stronger credits that we believed would be long-term survivors (Allegiance Telecom, Global Crossing, Mcleod USA, etc.). All told, this strategy allowed us to outperform two-thirds of our Lipper Peer Group and three-quarters of the Morningstar "Top 40" high-yield mutual funds, with a volatility that was at the low end of our peer group.

   We remain quite constructive on the high-yield market going forward. The market, as defined by the Merrill Lynch High Yield index still yields 12.50%, or 7.50% more than U.S. Treasury securities of like maturity. This "spread to treasuries" remains very attractive relative to the 15-year average historical spread of 5.00%, and the 15-year low spread of 2.75%. While the U.S. economy clearly remains in a slow-to-no growth mode for now, we feel that the pricing in the high-yield market more than compensates investors for the current state of the economy.

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
                        Class A Shares *
Morningstar Ranking(1): Class Y Shares ** (of 1,809 funds)
--------------------------------------------------------------------------------

   To this end, we have recently felt comfortable enough to increase the proportion of higher-yielding B-rated credits and lower the proportion of lower-yielding BB-rated credits in the Conseco High Yield Fund. We continue, however, to maintain a solid 30%-35% weighting in BB-rated credits. Overall, our strategy remains to keep the Conseco High Yield Fund invested primarily in a diversified pool of stable income-producing credits.

ROBERT L. COOK, CFA                         R. ANTHONY JASINSKI, JR., CFA
Vice President                              Vice President
Portfolio Manager                           Portfolio Manager
Conseco Capital Management, Inc.            Conseco Capital Management, Inc.


 AVERAGE ANNUAL TOTAL RETURN(2) (as of 06/30/01)

                            Inception    Year-to-                        Since
                              date         date      1 year    3 year  inception
                            -------      --------    ------    ------  ---------
High Yield A............   01/01/1998     -2.88%    -10.61%    -3.18%     0.20%
High Yield B............   02/19/1998     -2.44%    -10.46%    -3.42%    -1.49%
High Yield C............   02/19/1998      1.68%     -6.69%    -2.10%    -0.32%
High Yield Y............   03/01/1998      3.29%     -4.54%    -0.72%     0.94%
MLHY Index..............   01/01/1998      4.87%      2.12%     0.56%     1.75%
--------------------------------------------------------------------------------
 30-DAY SEC YIELD (as of 06/30/01)
   Class A..........................................................      9.19%
   Class B..........................................................      9.21%
   Class C..........................................................      9.29%
   Class Y..........................................................     10.24%
--------------------------------------------------------------------------------
 TOP FIVE SECTORS (as of 06/30/01)
   International/Yankee (U.S. $ Denominated)........................      11.5%
   Communications by Phone, Television, Radio, Cable................      10.4%
   Amusement and Recreation Services................................       7.1%
   Electric, Gas, Water, Cogeneration, Sanitary Services............       5.5%
   Health Services..................................................       4.1%
--------------------------------------------------------------------------------
 TOP 10 HOLDINGS (as of 06/30/01)
   CSC Holdings, Inc................................................       2.6%
   NS Group, Inc....................................................       2.2%
   Charter Communications, Inc......................................       2.1%
   Laidlaw, Inc.....................................................       2.0%
   Mirage Resorts, Inc..............................................       1.7%
   HMH Properties, Inc..............................................       1.5%
   Parker Drilling Co...............................................       1.4%
   Lyondell Chemical Co.............................................       1.4%
   Nextel Communications, Inc.......................................       1.3%
   BE Aerospace, Inc................................................       1.3%
--------------------------------------------------------------------------------
 * CURRENT NET ASSETS: $97,435,358
 * INCREASE IN NET ASSETS YTD: $10,395,128
 * PERCENTAGE INCREASE IN NET ASSETS YTD: 11.9%
 * AVERAGE EFFECTIVE DURATION: 4.47 YEARS
 * AVERAGE MATURITY: 6.91 YEARS

--------------------------------------------------------------------------------
   Robert Cook, CFA, vice president at Conseco Capital Management, Inc. ("CCM"), and R. Anthony Jasinski, Jr., CFA, vice president at CCM, co-manage the Fund, as well as help manage CCMs institutional and affiliated high-yield portfolios.

   Cook joined CCM in 1994 and has a bachelor's degree in finance from Indiana University. He previously served as a financial analyst at PNC Securities Corp.

   Jasinski oversees high yield trading and is a co-manager on the privately placed high yield portfolios. He came to CCM in September of 2000, from PPM America where he was a Managing Director and Co-head of fixed income trading. Tony received his BS from University of Michigan and has earned his MBA from Northwestern University's J.L. Kellogg Graduate School of Management.

--------------------------------------------------------------------------------
(1) Morningstar proprietary ratings reflect historical risk-adjusted performance. The ratings are subject to change monthly. Morningstar ratings are calculated from a fund's three-, five- and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The top 10% of the funds in a broad asset class receive five stars; the next 22.5% receive four stars; the next 35% receive three stars; the next 22.5% receive two stars; and the bottom 10% receive one star.

(2) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2002. If the expense reimbursements were not in place, the fund's return would have been lower. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco High Yield Fund is 5.75%. The Merrill Lynch High Yield ("MLHY") Index is representative of the high-yield arena with the following restrictions: Issues must be in the form of publicly placed, nonconvertible, coupon-bearing U.S. domestic debt, and must carry a term to maturity of at least one year; par amounts outstanding must not be less than $10 million at the start and the close of the performance measurement period; and issues must be rated by Standard & Poor's or Moody's as less than investment grade (i.e., BBB or Baa) but not in default (i.e., DDD1 or less). The index excludes floating-rate debt, equipment trust certificates, and Title 11 securities.

Conseco High Yield Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited)
June 30, 2001

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                       -----
CORPORATE BONDS (79.7%)

AMUSEMENT AND RECREATION SERVICES (7.1%)
$   725,000   Boca Resorts, Inc., 9.875%, due 04/15/2009......      $   743,125
  1,000,000   Boyd Gaming Corp., 9.250%, due 10/01/2003.......        1,010,000
  1,700,000   Mirage Resorts, Inc., 6.750%, due 02/01/2008....        1,624,800
  1,000,000   Six Flags, Inc., 9.250%, due 04/01/2006.........        1,000,000
  1,000,000   Six Flags, Inc., 9.750%, due 06/15/2007.........        1,010,000
    950,000   Station Casinos, Inc., 9.875%, due 07/01/2010...          989,187
    760,000   Trump Atlantic City Associates, 11.250%,
              due 05/01/2006..................................          509,200
                                                                    -----------
                                                                      6,886,312
                                                                    -----------
BUILDING CONSTRUCTION, GENERAL CONTRACTORS AND
OPERATIVE BUILDERS (2.4%)
    375,000   Beazer Homes USA, Inc., 8.875%, due 04/01/2008..          377,813
    875,000   Beazer Homes USA, Inc., 8.625%, due 05/15/2011..          877,188
  1,000,000   D.R. Horton, Inc., 10.500%, due 04/01/2005......        1,065,000
                                                                    -----------
                                                                      2,320,001
                                                                    -----------
BUSINESS SERVICES (1.9%)
    950,000   Advanstar Communications Inc., Series B, 12.000%,
              due 02/15/2011..................................          973,750
    700,000   Comdisco, Inc., 9.500%, due 08/15/2003 (d)......          553,000
    745,000   Exodus Communications, Inc., 11.625%,
              due 07/15/2010, (a) Cost - $605,293;
              Acquired - 01/09/2001 & 06/13/2001..............          260,750
    500,000   PSINet, Inc., 11.000%, due 08/01/2009 (c).......           32,500
                                                                     -----------
                                                                      1,820,000
                                                                    -----------
CABLE AND OTHER PAY TELEVISION STATIONS (1.4%)
    500,000   CSC Holdings Inc., 9.875%, due 02/15/2013.......          535,625
  1,500,000   Insight Communications Co., Inc.,
              STEP (b) 0.000%/12.250%, due 02/15/2011,
              (a) Cost - $919,819; Acquired - 02/01/2001.......         855,000
                                                                    -----------
                                                                      1,390,625
                                                                    -----------
CHEMICALS AND ALLIED PRODUCTS (4.1%)
    875,000   Applied Extrusion Technologies, Inc., 10.750%,
              due 07/01/2011, (a) Cost - $861,823;
              Acquired - 06/12/2001...........................          888,125
  1,345,000   Huntsman Corp., 9.500%, due 07/01/2007, (a)
              Cost - $907,335; Acquired - 05/24/2001 & 06/07/2001       746,475
    700,000   ISP Chemicals Inc., 10.250%, due 07/01/2011, (a)
              Cost - $689,290; Acquired - 06/20/2001..........          703,500

CHEMICALS AND ALLIED PRODUCTS (cont.)
  1,330,000   Lyondell Chemical Co., Series A, 9.625%,
              due 05/01/2007..................................      $ 1,326,675
    350,000   Millennium America Inc., 9.250%, due 06/15/2008,
              (a) Cost - $353,922; Acquired - 06/13/2001......          350,000
                                                                    -----------
                                                                      4,014,775
                                                                    -----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (9.0%)
  1,400,000   AirGate PCS, Inc., STEP (b) 0.000%/13.500%,
              due 10/01/2009 .................................          819,000
    975,000   Crown Castle International Corp., 10.750%,
              due 08/01/2011 .................................          948,188
  1,300,000   EchoStar DBS Corp., 9.375%, due 02/01/2009......        1,280,500
    590,000   Level 3 Communications, Inc., 11.000%,
              due 03/15/2008   ...............................          262,550
    875,000   Liberty Media Group, 8.250%, due 02/01/2030.....          754,223
    755,000   Madison River Capital, LLC, 13.250%,
              due 03/01/2010 .................................          366,175
    760,000   McLeodUSA, Inc., 9.500%, due 11/01/2008.........          429,400
    260,000   McLeodUSA, Inc., 11.375%, due 01/01/2009........          165,100
    875,000   NTL Communications Corp., Series B, 11.875%,
              due 10/01/2010 .................................          586,250
    300,000   Spectrasite Holdings, Inc., Series B,
              STEP (b) 0.000%/12.875%, due 04/15/2009.........          139,500
  1,600,000   Spectrasite Holdings, Inc., Series B, STEP (b) 0.000%,
              11.250%, due 03/15/2010.........................          680,000
    750,000   TeleCorp PCS, Inc., STEP (b) 0.000%/11.625,
              due 04/15/2009 .................................          472,500
    775,000   TeleCorp PCS, Inc., 10.625%, due 07/15/2010.....          732,375
  1,425,000   Triton PCS Holdings, Inc., STEP (b) 0.000%/11.000%,
              due 05/01/2008 .................................        1,156,031
                                                                    -----------
                                                                      8,791,792
                                                                    -----------
DEPOSITORY INSTITUTIONS (1.1%)
  1,000,000   Sovereign Bancorp, Inc., 10.500%, due 11/15/2006        1,092,500
                                                                    -----------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (5.5%)
    640,000   AES Corp., 8.750%, due 12/15/2002...............          649,600
    340,000   AES Corp., 9.375%, due 09/15/2010...............          345,100
    970,000   Allied Waste Industries, Inc., Series B, 7.875%,
              due 01/01/2009..................................          953,025
  1,000,000   Calpine Corp., 7.750%, due 04/15/2009...........          948,451
    500,000   Calpine Corp., 8.500%, due 02/15/2011...........          482,789
  1,095,000   CMS Energy Corp., 9.875%, due 10/15/2007........        1,142,754

48
   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                       -----
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES  (cont.)
$   250,000   GNI Group, Inc., Series B, 10.875%,
              due 07/15/2005 (c)..............................      $    16,250
    850,000   Mission Energy Holding Co., 13.500%, due 07/15/2008,
              (a) Cost - $831,215; Acquired - 06/27/2001......          832,379
                                                                    -----------
                                                                      5,370,348
                                                                    -----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (3.6%)
    760,000   Alamosa Delaware, Inc., 12.500%, due 02/01/2011,
              (a) Cost - $681,714; Acquired - 06/21/2001 &
              06/29/2001 .....................................          687,800
    870,000   Alamosa PCS Holdings, Inc., STEP
              (b) 0.000%/12.875%, due 02/15/2010..............          404,550
    875,000   Hexcel Corp., 9.750%, due 01/15/2009,
              (a) Cost - $861,875; Acquired - 06/15/2001......          846,562
    825,000   Juno Lighting, Inc., 11.875%, due 07/01/2009....          796,125
  1,030,000   U.S. Industries, Inc., 7.125%, due 10/15/2003...          777,650
                                                                    -----------
                                                                      3,512,687
                                                                    -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND
TRANSPORTATION EQUIPMENT (4.1%)
  1,050,000   Alliant Techsystems, Inc., 8.500%, due 05/15/2011,
              (a) Cost - $1,050,000; Acquired - 05/09/2001....        1,065,750
  1,300,000   BE Aerospace, Inc., 8.875%, due 5/01/2011,
              (a) Cost - $1,300,000; Acquired - 04/11/2001....        1,293,500
    700,000   Crown Cork & Seal Co., Inc., 7.375%,
              due 12/15/2026..................................          255,500
    700,000   Park-Ohio Industries, Inc., 9.250%, due 12/01/2007        574,000
    755,000   U.S. Can Corp., 12.375%, due 10/01/2010,
              (a) Cost - $325,000; Acquired - 09/26/2000......          766,325
                                                                    -----------
                                                                      3,955,075
                                                                    -----------
FOOD AND KINDRED PRODUCTS (0.9%)
    875,000   Del Monte Corp., 9.250%, due 05/15/2011,
              (a) Cost - $875,000; Acquired - 05/03/2001......          896,875
                                                                    -----------
GENERAL MERCHANDISE STORE (2.3%)
    900,000   J. C. Penney Co., Inc., 7.375%, due 06/15/2004..          863,558
    690,000   Saks Inc., 7.250%, due 12/01/2004...............          652,050
    950,000   ShopKo Stores, Inc., 6.500%, due 08/15/2003.....          752,850
                                                                     -----------
                                                                      2,268,458
                                                                    -----------
HEALTH SERVICES (4.1%)
    675,000   HEALTHSOUTH Corp., 6.875%, due 06/15/2005.......          649,842
    595,000   HEALTHSOUTH Corp., 10.750%, due 10/01/2008,
              (a) Cost - $193,709; Acquired - 09/20/2000......          643,578

HEALTH SERVICES (cont.)
    490,000   Hudson Respiratory Care Inc., 9.125%,
              due 04/15/2008..................................      $   247,450
  1,035,000   Matria Healthcare Inc., 11.000%, due 05/01/2008,
              (a) Cost - $967,725; Acquired - 06/29/2001......          967,725
    500,000   Tenet Healthcare, Corp., Series B, 9.250%,
              due 09/01/2010..................................          566,250
    925,000   Triad Hospitals, Inc., 8.750%, due 05/01/2009,
              (a) Cost - $925,000; Acquired - 04/20/2001......          945,812
                                                                    -----------
                                                                      4,020,657
                                                                    -----------
HOTELS, OTHER LODGING PLACES (2.6%)
  1,500,000   HMH Properties, Inc., 8.450%, due 12/01/2008....        1,466,250
  1,000,000   Park Place Entertainment Corp., 8.875%,
              due 09/15/2008..................................        1,030,000
                                                                    -----------
                                                                      2,496,250
                                                                    -----------
LEATHER AND LEATHER PRODUCTS (0.8%)
    875,000   Samsonite Corp., 10.750%, due 06/15/2008........          735,000
                                                                    -----------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (2.1%)
    250,000   Fisher Scientific International Inc., 9.000%,
              due 02/01/2008..................................          247,500
    775,000   Fisher Scientific International Inc., 9.000%,
              due 02/01/2008..................................          767,250
  1,095,000   Universal Hospital Services, Inc., 10.250%,
              due 03/01/2008..................................        1,003,294
                                                                    -----------
                                                                      2,018,044
                                                                    -----------
METAL MINING (0.7%)
  1,605,000   Golden Northwest Aluminum, Inc., 12.000%,
              due 12/15/2006..................................          730,275
                                                                    -----------
MOTION PICTURES (0.8%)
    875,000   Cinemark USA, Inc., Series B, 9.625%, due 08/01/2008      774,375
                                                                    -----------
OFFICE MACHINES (1.2%)
  4,750,000   Dictaphone Corp., 11.750%, due 08/01/2005 (c)...        1,169,687
                                                                    -----------
OIL AND GAS EXTRACTION (2.4%)
  1,300,000   Parker Drilling Co., Series D, 9.750%, due 11/15/2006   1,332,500
  1,000,000   Pogo Producing Co., Series B, 8.250%, due 04/15/2011    1,005,000
                                                                    -----------
                                                                      2,337,500
                                                                    -----------
PAPER AND ALLIED PRODUCTS (2.1%)
  1,050,000   Platex Products, Inc., 9.3750%, due 06/01/2011,
              (a) Cost - $1,050,000; Acquired - 05/08/2001....        1,073,625

   The accompanying notes are an integral part of these financial statements.

Conseco High Yield Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited)
June 30, 2001

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                       -----
PAPER AND ALLIED PRODUCTS (cont.)
$ 1,050,000   Riverwood International Corp., 10.875%,
              due 04/01/2008..................................      $ 1,013,250
                                                                    -----------
                                                                      2,086,875
                                                                    -----------
PERSONAL SERVICES (1.5%)
    700,000   Service Corp. International, 7.375%, due 04/15/2004       642,250
    975,000   Service Corp. International, 6.500%, due 03/15/2008       789,750
                                                                    -----------
                                                                      1,432,000
                                                                    -----------
PHONE COMMUNICATIONS, EXCEPT RADIOTELEPHONE (2.0%)
  1,070,000   Allegiance Telecom, Inc., 12.875%, due 05/15/2008         946,950
  2,485,000   ICG Holdings, Inc., STEP (b) 0.000%/12.500%,
              due 05/01/2006 (c)..............................          372,750
    990,000   NEXTLINK Communications, Inc., 10.750%,
              due 11/15/2008..................................          321,750
    665,000   Williams Communications Group, Inc., 11.875%,
              due 08/01/2010..................................          279,300
                                                                    -----------
                                                                      1,920,750
                                                                    -----------
PRIMARY METAL INDUSTRIES (3.8%)
    925,000   Central Aluminum Co., 11.750%, due 04/15/2008,
              (a) Cost - $914,104; Acquired - 03/28/2001......          966,625
    750,000   Kaiser Aluminum & Chemical Corp., 12.750%,
              due 02/01/2003..................................          671,250
  2,050,000   NS Group, Inc., 13.500%, due 07/15/2003.........        2,101,250
                                                                    -----------
                                                                      3,739,125
                                                                    -----------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (0.7%)
    690,000   PRIMEDIA Inc., 8.875%, due 05/15/2011,
              (a) Cost - $679,974; Acquired - 05/03/2001......          641,700
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) (1.6%)
    875,000   FelCor Lodging LP, 8.500%, due 06/01/2011,
              (a) Cost - $867,755; Acquired - 05/24/2001......          840,000
    875,000   JDN Realty Corp., 6.950%, due 08/01/2007........          726,794
                                                                    -----------
                                                                      1,566,794
                                                                    -----------
REAL ESTATE OPERATORS, AGENTS, MANAGERS (1.4%)
    546,000   Stewart Enterprises, Inc. 6.400%, due 05/01/2003          520,147
    800,000   Stewart Enterprises, Inc. 10.750%, due 07/01/2008,
              (a) Cost - $440,000; Acquired - 06/19/2001......          828,000
                                                                    -----------
                                                                      1,348,147
                                                                    -----------
RESTAURANTS (0.6%)
  1,000,000   Advantica Restaurant Group, Inc., 11.250%,
              due 01/15/2008..................................          605,000
                                                                    -----------
STONE, CLAY, GLASS, AND CONCRETE PRODUCTS (0.9%)
$ 1,100,000   Owens-Illinois, Inc., 7.850%, due 05/15/2004....      $   885,500
                                                                    -----------
TRANSPORTATION BY AIR (1.5%)
    825,000   Amtran, Inc., 10.500%, due 08/01/2004...........          730,125
    760,000   United Air Lines, Inc. 9.000%, due 12/15/2003...          765,818
                                                                    -----------
                                                                      1,495,943
                                                                    -----------
TRANSPORTATION EQUIPMENT (1.6%)
    960,000   Eagle-Picher Industries, Inc., 9.3750%,
              due 03/01/2008..................................          650,400
    900,000   Sequa Corp., 8.875%, due 04/01/2008,
              (a) Cost - $900,000; Acquired - 03/28/2001......          895,500
                                                                    -----------
                                                                      1,545,900
                                                                    -----------
WHOLESALE TRADE - DURABLE GOODS (1.6%)
    700,000   Briggs & Stratton Corp., 8.875%, due 03/15/2011,
              (a) Cost - $685,671; Acquired - 05/09/2001......          710,500
    875,000   Physician Sales & Service, Inc., 8.500%,
              due 10/01/2007..................................          822,500
                                                                    -----------
                                                                      1,533,000
                                                                    -----------
WHOLESALE TRADE - NON-DURABLE GOODS (2.3%)
    975,000   PharMerica, Inc., 8.3750%, due 04/01/2008.......          940,875
    500,000   Royster-Clark, Inc., 10.250%, due 04/01/2009....          400,000
  1,145,000   Terra Industries Inc., Series B, 10.500%,
              due 06/15/2005..................................          938,900
                                                                    -----------
                                                                      2,279,775
                                                                    -----------
              TOTAL CORPORATE BONDS (cost $84,429,231)........       77,681,745
                                                                    -----------
INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) (11.5%)
    810,000   Alliance Atlantis Communications Inc., 13.000%,
              due 12/15/2009   ...............................          854,550
  1,025,000   CanWest Media Inc., 10.625%, due 05/15/2001,
              (a) Cost - $1,024,495; Acquired - 05/10/2001 &
              05/23/2001 .....................................        1,045,500
  1,975,000   Charter Communications, Inc., 11.125%,
              due 01/15/2011..................................        2,093,500
    385,000   Crown Cork & Seal Co., Inc., 6.750%,
              due 12/15/2003..................................          175,175
    815,000   Global Crossing Ltd., 9.125%, due 11/15/2006....          645,888
  1,000,000   IMAX Corp., 7.875%, due 12/01/2005..............          530,000
  4,000,000   Laidlaw Inc., 7.650%, due 05/15/2006 (c)........        1,940,000

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                       -----
INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) (cont.)
$   875,000   Murrin Murrin Holdings Property, 9.375%,
              due 08/31/2007..................................      $   739,375
  1,225,000   Quebecor Medica Inc., 11.125%, due 07/15/2011,
              (a) Cost - $1,197,977; Acquired - 06/28/2001....        1,201,774
    800,000   Stone Container Finance - Canada, Series AI, 11.500%,
              due 08/15/2006..................................          844,000
    875,000   Tembec, Inc., 8.500%, due 02/01/2011,
              (a) Cost - $892,493; Acquired - 06/05/2001......          896,875
    525,000   United Pan-Europe Communications N.V.,
              Series B, 11.250%, due 02/01/2010...............          199,500
                                                                    -----------
              TOTAL INTERNATIONAL/YANKEE (cost $12,690,749)...       11,166,137
                                                                    -----------
PREFERRED STOCKS (5.9%)

CABLE AND OTHER PAY TELEVISION STATIONS (2.6%)
     23,578   CSC Holdings Inc., Series M, PIK (b), 11.125%...        2,522,846
                                                                    -----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (1.4%)
          9   Broadwing Communications, Inc., Series B, 12.500%           9,079
      2,092   Nextel Communications, Inc., Series D, PIK(b),
              13.000% ........................................        1,302,455
          1   Nextel Communications, Inc., Series E, PIK (b),
              11.125% ........................................               93
                                                                    -----------
                                                                      1,311,627
                                                                    -----------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.1%)
      4,206   River Holding Corp., Series B, PIK (b), 11.500%.           97,785
                                                                    -----------
PUBLISHING (0.7%)
      8,750   PRIMEDIA Inc., Series D, 10.000%................          719,688
                                                                    -----------
RADIOTELEPHONE COMMUNICATIONS (1.1%)
      1,330   Rural Cellular Corp., Series B, PIK (b), 11.375%        1,106,999
                                                                    -----------
              TOTAL PREFERRED STOCKS (cost $6,433,893)........        5,758,945
                                                                    -----------
SHORT-TERM INVESTMENTS (1.2%)
  1,212,000   AIM Liquid Asset Portfolio, 3.730%..............      $ 1,212,000
                                                                    -----------
              TOTAL SHORT-TERM INVESTMENTS (cost $1,212,000)..        1,212,000
                                                                    -----------
TOTAL INVESTMENTS (cost $104,765,873) (98.3%).................       95,818,827
                                                                    -----------
OTHER ASSETS, LESS LIABILITIES (1.7%).........................        1,616,531
                                                                    -----------
TOTAL NET ASSETS (100.0%).....................................      $97,435,358
                                                                    ===========

----------------
(a) Restricted under Rule 144A of the Securities Act of 1933.
(b) PIK - Payment In Kind.
    STEP - Bonds where the coupon increases or steps up at a predetermined rate.
(c) Security in default.
(d) Non-income producing.

   The accompanying notes are an integral part of these financial statements.

Conseco Fixed Income Fund
--------------------------------------------------------------------------------
Portfolio Manager's Review

   During the first half of 2001, the market experienced one of the most aggressive easing policies by any Federal Open Market Committee. Since January, the Federal Reserve has lowered short-term interest rates by 275 basis points -- a near 50% decline! Now, the focus of the capital markets is whether the Fed easing is enough to stimulate meaningful economic growth.

   While the U.S. economy has slowed dramatically, we do not expect to experience a recession. In fact, several economic indicators, including the National Association of Purchasing Managers index, housing starts, auto sales and consumer confidence, demonstrate an improving economy. For this to be a sustained turnaround, the U.S. consumer needs to keep spending and businesses need to begin investing.

   The U.S. consumer has never been shy about spending. The Fed's aggressive move to lower rates had as much to do with propping up consumer confidence as it did with helping to ease the interest-rate burden for our heavy debt load. So far, we have not seen a reduction in housing values around the country, as was experienced in the recession of the early 1990s. This is helping to preserve the "wealth effect" and support consumption in the face of a deteriorating employment picture.

   To date, the list of companies announcing corporate restructuring and layoffs includes Citigroup, Nortel, Merrill Lynch, Deere, Federal Express and Nokia. No industry is immune, as corporations struggle to control expenses and prop up deteriorating profit margins. Nortel is noteworthy not only for its announced layoffs but also for the $19.2 billion charge it took to second quarter earnings.

   This economic slowdown is not confined to the United States. In fact, the global economic slowdown is also affecting Asia, Latin America and Europe. The unusual strength in the U.S. dollar has hampered earnings for many domestic companies with sales overseas. Interestingly, the amount of foreign investment in the U.S. capital markets was larger in the second quarter of 2001 than it was during the fourth quarter of 1998, which was the height of the global financial crisis.

   So what does this mean for the bond markets and for the Conseco Capital Management style of investing? We believe there are still wonderful investment opportunities in the investment-grade sector. However, after the aggressive Fed easing, we expect to see strong returns from the high-yield sector of the bond market going into year-end. We are still overweight in the corporate sector and see value in certain telecom, industrial and cyclical credits. We are underweighting the bank and retail sectors, because their valuations appear excessive. In spite of the lagging performance of the MBS/ABS sectors, we are increasing exposure to certain MBS securities in an effort to increase the income of the portfolio.

Growth of $10,000

                                    Conseco                     Lehman Brothers
                               Fixed Income Fund                   Aggregate
     DATE                      (Class A Shares)                    Bond Index
     ----                      -----------------                ---------------
     1/2/97                        $9,500.00                       $10,000.00
    1/31/97                        $9,576.00                       $10,031.00
    2/28/97                        $9,614.11                       $10,056.08
    3/31/97                        $9,518.36                        $9,944.46
    4/30/97                        $9,585.72                       $10,093.62
    5/30/97                        $9,692.23                       $10,189.51
    6/30/97                        $9,823.60                       $10,310.77
    7/31/97                       $10,092.14                       $10,589.16
    8/29/97                        $9,993.97                       $10,499.15
    9/30/97                       $10,137.02                       $10,653.49
   10/31/97                       $10,255.81                       $10,807.96
   11/28/97                       $10,298.63                       $10,857.68
   12/31/97                       $10,323.63                       $10,967.34
    1/30/98                       $10,459.17                       $11,107.72
    2/27/98                       $10,477.61                       $11,098.84
    3/31/98                       $10,557.89                       $11,136.57
    4/30/98                       $10,619.93                       $11,194.48
    5/29/98                       $10,723.95                       $11,300.83
    6/30/98                       $10,786.60                       $11,396.89
    7/31/98                       $10,818.08                       $11,420.82
    8/31/98                       $10,881.34                       $11,606.98
    9/30/98                       $11,008.49                       $11,878.58
   10/30/98                       $10,928.64                       $11,815.63
   11/30/98                       $11,062.30                       $11,882.98
   12/31/98                       $11,105.26                       $11,918.63
    1/29/99                       $11,224.91                       $12,003.25
    2/26/99                       $11,048.02                       $11,793.19
    3/31/99                       $11,130.22                       $11,858.05
    4/30/99                       $11,164.35                       $11,896.00
    5/28/99                       $11,043.20                       $11,791.31
    6/30/99                       $10,983.16                       $11,753.58
    7/30/99                       $10,983.60                       $11,704.22
    8/31/99                       $10,952.83                       $11,698.37
    9/30/99                       $11,036.16                       $11,834.07
   10/29/99                       $11,067.50                       $11,877.85
   11/30/99                       $11,103.56                       $11,876.66
   12/31/99                       $11,074.91                       $11,819.66
    1/31/00                       $11,044.76                       $11,780.65
    2/29/00                       $11,164.66                       $11,923.20
    3/31/00                       $11,297.93                       $12,080.58
    4/28/00                       $11,258.84                       $12,045.55
    5/31/00                       $11,194.32                       $12,039.53
    6/30/00                       $11,470.75                       $12,289.95
    7/31/00                       $11,588.68                       $12,401.79
    8/31/00                       $11,766.91                       $12,581.61
    9/29/00                       $11,846.88                       $12,660.88
   10/31/00                       $11,885.11                       $12,744.44
   11/30/00                       $12,030.73                       $12,953.45
   12/29/00                       $12,215.52                       $13,194.38
    1/31/01                       $12,465.07                       $13,409.45
    2/28/01                       $12,582.60                       $13,526.11
    3/30/01                       $12,655.40                       $13,593.74
    4/30/01                       $12,711.94                       $13,536.65
    5/31/01                       $12,854.29                       $13,617.87
    6/29/01                       $12,895.60                       $13,669.62


The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 06/30/01. Past performance does not guarantee future results.

GREGORY J. HAHN, CFA

Chief Investment Officer
Portfolio Manager
Conseco Capital Management, Inc.

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
                        Class A Shares ***
Morningstar Ranking(1): Class Y Shares ***** (of 1,809 funds)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2) (as of 06/30/01)

                             Inception   Year-to-                       Since
                               date        date     1 year   3 year   inception
                             ---------   --------   ------   ------   ---------
   Fixed Income A........   01/02/1997    0.29%      6.80%    4.33%     5.81%
   Fixed Income B........   03/20/1998    0.15%      6.39%    3.97%     4.23%
   Fixed Income C........   03/05/1998    4.36%     10.85%    5.42%     5.96%
   Fixed Income Y........   01/02/1997    5.85%     13.05%    6.78%     7.67%
   LBA Index.............   01/02/1997    3.60%     11.23%    6.25%     7.19%
--------------------------------------------------------------------------------
 30-DAY SEC YIELD (as of 06/30/01)
   Class A..........................................................      5.41%
   Class B..........................................................      5.18%
   Class C..........................................................      5.22%
   Class Y..........................................................      6.06%
--------------------------------------------------------------------------------
 TOP FIVE SECTORS (as of 06/30/01)
   Electric, Gas, Water, Cogeneration, Sanitary Services............      18.6%
   U.S. Government and Agency Obligations...........................      17.9%
   Communications by Phone, Television, Radio, Cable................       7.5%
   International/Yankee (U.S. $ Denominated)........................       7.0%
   Collateralized Mortgage Obligations..............................       4.2%
--------------------------------------------------------------------------------
 TOP 10 HOLDINGS (as of 06/30/01)
   U.S. Treasury Note, 4.625%.......................................       5.0%
   U.S. Treasury Note, 6.250%.......................................       3.4%
   U.S. Treasury Note, 5.000%.......................................       2.7%
   Federal Home Loan Mortgage Corp., #50964.........................       2.5%
   Federal Home Loan Mortgage Corp., #C01184........................       2.3%
   Mirant Americas Generation.......................................       2.0%
   WorldCom, Inc....................................................       2.0%
   Dynergy-Roseton Danskamme........................................       1.9%
   Raytheon Co......................................................       1.9%
   Georgia-Pacific Corp.............................................       1.6%
--------------------------------------------------------------------------------
 * CURRENT NET ASSETS: $128,383,670            * EFFECTIVE DURATION: 4.78 YEARS
 * INCREASE IN NET ASSETS YTD: $53,991,090     * AVERAGE MATURITY: 11.69 YEARS
 * PERCENTAGE INCREASE IN NET ASSETS YTD: 72.6%

   Gregory J. Hahn, CFA, oversees more than $31 billion in fixed-income assets. Before joining CCM in 1989, he was a fixed-income portfolio manager for Unified Management, where he was responsible for more than $700 million in money market, municipal and corporate bond mutual funds.

--------------------------------------------------------------------------------

(1) Morningstar proprietary ratings reflect historical risk-adjusted performance. The ratings are subject to change monthly. Morningstar ratings are calculated from a fund's three-, five- and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The top 10% of the funds in a broad asset class receive five stars; the next 22.5% receive four stars; the next 35% receive three stars; the next 22.5% receive two stars and the bottom 10% receive one star.

(2) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2001. If the expense reimbursements were not in place, the Fund's return would have been lower. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Fixed Income Fund is 5.00%. The Lehman Brothers Aggregate Bond ("LBA") Index is an unmanaged index considered to be representative of the bond market in general.

Conseco Fixed Income Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited)
June 30, 2001

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                   ------------

CORPORATE BONDS (54.7%)

AMUSEMENT AND RECREATIONAL SERVICES (0.3%)
$   365,000   Mirage Resorts, Inc., 6.625%, due 02/01/2005.......  $    360,713
                                                                   ------------
AUTO REPAIR AND PARKING (0.2%)
    200,000   Amerco-MTN, 7.440%, due 10/02/2006.................       203,376
                                                                   ------------
BUSINESS SERVICES (0.4%)
    550,000   Cendant Corp., 7.750%, due 12/01/2003..............       560,213
                                                                   ------------
CHEMICALS AND ALLIED PRODUCTS (0.6%)
    725,000   Lyondell Chemical Co., Series A, 9.625%,
              due 05/01/2007.....................................       723,187
                                                                   ------------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (7.5%)
    750,000   AT&T Wireless Group, 8.750%, due 03/01/2031,
              (a) Cost - $770,836; Acquired - 03/08/2001.........       781,306
    525,000   Chancellor Media CCU, 8.000%, due 11/01/2008.......       546,000
    500,000   Charter Communications Holdings, LLC, 10.750%,
              due 10/01/2009   ..................................       528,750
    300,000   Crown Castle International Corp., 9.375%,
              due 08/01/2011   ..................................       272,250
    200,000   Insight Midwest LLP, 10.500%, due 11/01/2010,
              (a) Cost - $196,990; Acquired - 11/01/2000.........       212,000
    400,000   Nextel Communications, Inc., 9.375%, due 11/15/2009       318,000
    675,000   Qwest Capital Funding, Inc., 7.250%, due 02/15/2011,
              (a) Cost - $674,953; Acquired - 01/07/2001.........       669,369
  1,025,000   Qwest Capital Funding, Inc., 7.750%, due 02/15/2031,
              (a) Cost - $1,016,226; Acquired - 04/11/2001.......     1,008,278
  1,000,000   Qwest Communications International, Series B, 7.500%,
              due 11/01/2008 ....................................     1,014,408
  1,000,000   Sprint Capital Corp., 5.875%, due 05/01/2004.......       989,261
    500,000   Sprint Capital Corp., 7.125%, due 01/30/2006.......       504,850
    225,000   TeleCorp PCS, Inc., 10.625%, due 07/15/2010........       212,625
  2,550,000   WorldCom, Inc., 8.250%, due 05/15/2031.............     2,508,024
                                                                   ------------
                                                                      9,565,121
                                                                   ------------
DEPOSITORY INSTITUTIONS (2.8%)
    400,000   Bank of Hawaii, 6.875%, due 06/01/2003.............       405,091
    525,000   Dime Bancorp, Inc., 9.000%, due 12/19/2002.........       544,159
    250,000   St. Paul Bancorp, Inc., 7.125%, due 02/15/2004.....       255,393
    700,000   Sovereign Bancorp, Inc., 10.250%, due 05/15/2004...       736,750
  1,250,000   Union Planters Bank, National Association, 6.500%,
              due 03/15/2008 ....................................     1,185,655
    475,000   Zions Bancorp., 6.950%, due 05/15/2011,
              (a) Cost - $474,326; Acquired - 05/21/2001.........       475,620
                                                                   ------------
                                                                      3,602,668
                                                                   ------------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (18.6%)
$ 1,500,000   AES Eastern Energy, 9.000%, due 01/02/2017,
              (a) Cost - $1,459,485; Acquired - 05/11/1999 &
              08/27/1999 ........................................  $  1,536,292
  1,350,000   AES Corp., 8.750%, due 12/15/2002..................     1,370,250
    800,000   Allegheny Energy Supply, 7.800%, due 03/15/2011,
              (a) Cost - $798,360; Acquired - 03/09/2001.........       813,850
    500,000   Allied Waste North America, 8.875%, due 04/01/2008,
              (a) Cost - $503,312; Acquired - 01/25/2001 &
              02/28/2001 ........................................       515,625
    800,000   Amerenergy Generating, Series C, 7.750%,
              due 11/01/2005 ....................................       829,134
    800,000   Calpine Corp., 8.500%, due 02/15/2011..............       772,463
  1,000,000   Cilcorp Inc., 9.375%, due 10/15/2029...............     1,104,745
    300,000   CMS Energy Corp., 8.500%, due 04/15/2011...........       291,852
  1,200,000   East Coast Power LLC, 7.536%, due 06/30/2017.......     1,170,678
    174,460   East Coast Power LLC, 6.737%, due 03/31/2008.......       174,826
    150,000   El Paso Natural Gas, 7.500%, due 11/15/2026........       142,823
    375,000   Kinder Morgan Energy Partners, L.P., 8.000%,
              due 03/15/2005 ....................................       397,095
    935,000   MCN Investment Corp., 6.350%, due 04/02/2002.......       934,209
    750,000   Midwest Generation LLC, 8.560%, due 01/02/2016,
              (a) Cost - $ 750,000; Acquired - 08/17/2000........       721,708
  2,500,000   Mirant Americas Generation, 9.125%, due 05/01/2031,
              (a) Cost - $2,484,275; Acquired - 04/26/2001.......     2,589,580
  1,600,000   NRG Energy, Inc., 8.000%, due 11/01/2003...........     1,665,354
    900,000   Pinnacle West Capital Corp., 6.400%, due 04/01/2006       883,089
    400,000   Pinnacle Partners, 8.830%, due 08/15/2004,
              (a) Cost - $400,000; Acquired - 08/02/2000.........       416,142
    590,000   Progress Energy, 6.550%, due 03/01/2004............       601,738
  1,250,000   PSEG Energy Holdings, 9.125%, due 02/10/2004.......     1,300,846
    900,000   PSEG Energy Holdings, 8.625%, due 02/15/2008.......       908,607
    350,000   PSI Energy, Inc., 6.650%, due 06/15/2006,
              (a) Cost - $349,377; Acquired - 06/15/2001.........       346,232
    825,000   Sempra Energy, 6.950%, due 12/01/2005..............       812,479
    825,000   Southern Energy, Inc., 9.125%, due 06/30/2017,
              (a) Cost - $825,000; Acquired - 12/07/2000.........       854,523
    475,000   Tennessee Gas Pipeline, 7.000%, due 10/15/2028.....       437,036
    650,000   TXU Corp., 7.625%, due 10/15/2002..................       668,340
    500,000   USA Waste Services, Inc., 6.125%, due 07/15/2001...       498,975
    550,000   Waste Management, Inc., 6.625%, due 07/15/2002.....       552,403
    600,000   Williams Companies, Inc., 6.200%, due 08/01/2002...       605,620
                                                                   ------------
                                                                     23,916,514
                                                                   ------------

54

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                   ------------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (0.1%)
$   175,000   EchoStar Broadband Corp., 10.375%, due 10/01/2007,
              (a) Cost - $171,169; Acquired - 12/14/2000.........  $    175,875
                                                                   ------------
HEALTH SERVICES (1.0%)
    625,000   HCA - The Healthcare Co., 8.750%, due 09/01/2010          664,358
    275,000   HEALTHSOUTH Corp., 8.500%, due 02/01/2008..........       278,675
    300,000   Matria Healthcare, Inc., 11.000%, due 05/01/2008,
              (a) Cost - $280,500; Acquired - 06/29/2001.........       280,500
                                                                   ------------
                                                                      1,223,533
                                                                   ------------
HOTELS, OTHER LODGING PLACES (0.6%)
    400,000   HMH Properties, Inc., 8.450%, due 12/01/2008.......       391,000
    350,000   Park Place Entertainment, 8.875%, due 09/15/2008...       360,500
                                                                   ------------
                                                                        751,500
                                                                   ------------
INSURANCE CARRIERS (1.1%)
    300,000   Delphi Financial Group, Inc., 8.000%, due 10/01/2003      306,061
    850,000   Florida Windstorm, Series MBIA, 6.850%,
              due 08/25/2007 ....................................       860,578
    200,000   Horace Mann Educators, 6.625%, due 01/15/2006......       199,807
                                                                   ------------
                                                                      1,366,446
                                                                   ------------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (2.9%)
  2,350,000   Raytheon Co., 7.900%, due 03/01/2003...............     2,409,944
    850,000   Raytheon Co., 8.200%, due 03/01/2006...............       882,467
    525,000   Universal Hospital Services, 10.250%, due 03/01/2008      481,031
                                                                   ------------
                                                                      3,773,442
                                                                   ------------
MOTION PICTURES (0.5%)
    700,000   Liberty Media Corp., 8.250%, due 02/01/2030........       603,378
                                                                   ------------
NON-DEPOSITORY CREDIT INSTITUTIONS (0.9%)
    605,000   Bombardier Capital, Inc., Series MTNA, 6.125%,
              due 06/29/2006   ..................................       597,973
    550,000   Fort Motor Credit Co., 6.875%, due 02/01/2006......       557,744
                                                                   ------------
                                                                      1,155,717
                                                                   ------------
OIL AND GAS EXTRACTION (2.2%)

    300,000   Enron CLN Trust II, 7.375%, due 05/15/2006,
              (a) Cost - $299,715; Acquired - 05/17/2001.........       300,220
    775,000   Occidental Petroleum Corp., 6.400%, due 04/01/2003        786,578
    700,000   USX Corporation, 9.625%, due 08/15/2003.........          756,127
  1,000,000   Yosemite Securities Trust I, 8.250%, due 11/15/2004,
              (a) Cost - $999,793; Acquired - 11/04/1999.........     1,031,761
                                                                   ------------
                                                                      2,874,686
                                                                   ------------
PAPER AND ALLIED PRODUCTS (3.3%)
$ 2,000,000   Georgia-Pacific Corp., 7.500%, due 05/15/2006......  $  2,012,292
  1,020,000   Georgia-Pacific Corp., 8.875%, due 05/15/2031......     1,023,911
    500,000   Potlatch Corp., 6.250%, due 03/15/2002.............       503,279
    300,000   Riverwood International, 10.875%, due 04/01/2008          289,500
    500,000   Tenneco Packaging, 7.950%, due 12/15/2025..........       468,311
                                                                   ------------
                                                                      4,297,293
                                                                   ------------
PERSONAL SERVICES (0.6%)
    850,000   Service Corp. International, 6.000%, due 12/15/2005       709,750
     80,000   Stewart Enterprises, 10.750%, due 07/01/2008,
              (a) Cost - $80,000; Acquired - 06/19/2001..........        82,800
                                                                   ------------
                                                                        792,550
                                                                   ------------
PIPE LINES, EXCEPT NATURAL GAS (2.9%)
  2,475,000   Dynergy-Roseton Danskamme, 7.670%, due 11/08/2016,
              (a) Cost - $2,475,000; Acquired - 05/01/2001.......     2,459,370
  1,225,000   WCG Note Trust, 8.250%, due 03/15/2004,
              (a) Cost - $1,825,000; Acquired - 03/22/2001.......     1,220,976
                                                                   ------------
                                                                      3,680,346
                                                                   ------------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (0.2%)
    300,000   Quebecor Media, Inc., 11.125%, due 07/15/2011,
              (a) Cost - $293,382; Acquired - 06/28/2001.........       294,312
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (2.4%)
  1,225,000   Colonial Realty, L.P., 7.500%, due 07/15/2001......     1,224,996
  1,450,000   Corporate Property Investors, Inc., 9.000%,
              due 03/15/2002,
              (a) Cost - $203,776; Acquired - 03/17/1998.........     1,450,479
    400,000   Felcor Lodging, L.P., 8.500%, due 06/01/2011,
              (a) Cost - $396,688; Acquired - 05/24/2001.........       384,000
                                                                   ------------
                                                                      3,059,475
                                                                   ------------
REAL ESTATE OPERATORS, AGENTS, MANAGERS (0.2%)
    250,000   Regency Centers, L.P., 7.400%, due 04/01/2004......       255,797
                                                                   ------------
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (0.1%)
    150,000   Applied Extrusion Technology, 10.750%,
              due 07/01/2011, (a) Cost - $147,741;
              Acquired - 06/12/2001..............................       152,250
                                                                   ------------
SECURITY AND COMMODITY BROKERS (0.8%)
  1,000,000   Lehman Brothers Holdings, Inc., Series E,
              MTN, 6.250%, due 05/15/2006........................        998,502
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

Conseco Fixed Income Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited)
June 30, 2001

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                   ------------

TOBACCO PRODUCTS (2.0%)
$   600,000   Philip Morris Companies, Inc., 7.500%,
              due 04/01/2004 ....................................  $    625,432
  1,000,000   Philip Morris Companies, Inc., 7.000%,
              due 07/15/2005 ....................................     1,024,444
    600,000   R.J. Reynolds Tobacco Holdings, Inc., 7.375%,
              due 05/15/2003 ....................................       608,581
    350,000   Universal Corp., 7.500%, due 01/26/2004............       366,162
                                                                   ------------
                                                                      2,624,619
                                                                   ------------
TRANSPORTATION EQUIPMENT (2.5%)
  1,000,000   Daimler-Chrysler, 6.400%, due 05/15/2006...........       992,766
    950,000   Northrop-Grumman Corp., 9.375%, due 10/15/2024.....     1,019,516
  1,200,000   Textron, Inc., 5.950%, due 03/15/2004..............     1,207,241
                                                                   ------------
                                                                      3,219,523
                                                                   ------------
              TOTAL CORPORATE BONDS (cost $68,662,985)...........    70,231,036
                                                                   ------------
INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) (7.0%)
    650,000   Abitibi-Consolidated Inc., 8.300%, due 08/01/2005..       684,359
  1,075,000   British Telecommunications plc, 7.625%,
              due 12/15/2005, (b) STEP...........................     1,129,307
  1,000,000   Deutsche Telekom International Finance, 7.750%,
              due 06/15/2005 ....................................     1,046,307
  1,500,000   Fosters Finance Corp., 6.875%, due 06/15/2011,
              (a) Cost - $1,497,210; Acquired - 06/12/2001.......     1,489,062
    400,000   Global Crossing Ltd., 9.125%, due 11/15/2006....          317,000
  1,000,000   PanAmerican Beverage, Inc., 8.125%, due 04/01/2003      1,007,167
    305,000   Pemex Finance, Ltd., 9.030%, due 02/15/2011........       333,092
    700,000   Republic of South Africa, 9.125%, due 05/19/2009          757,750
  1,500,000   Telus Corp., 8.000%, due 06/01/2011................     1,535,942
    700,000   West Fraser Mill, 7.250%, due 09/15/2002,
              (a) Cost - $699,021; Acquired - 01/06/1997 &
              04/30/1997 ........................................       713,878
                                                                   ------------
              TOTAL INTERNATIONAL/YANKEE (cost $7,871,390).......     9,013,864
                                                                   ------------
MUNICIPAL BONDS (3.2%)
    290,000   Alaska Individual Development & Authority Lease,
              6.375%, due 05/01/2003.............................       294,063
    800,000   Azusa Pacific University California, Revenue,
              7.250%, due 04/01/2009.............................       827,088
    350,000   Decatur Texas Housing Authority, Housing Revenue,
              7.750%, due 09/01/2009.............................       328,286
MUNICIPAL BONDS (cont.)
    595,000   Duarte California Certificates of Participation,
              Series B, 6.250%, due 04/01/2005...................  $    594,732
    213,500   Fort Worth Texas, Higher Education, Finance Corp.,
              Revenue, 7.500%, due 10/01/2006....................       216,579
    300,000   Mississippi Development Bank, Special Obligation,
              Series 1998, 8.500%, due 12/01/2018................       274,890
    690,000   Reeves County Texas Certificate of Participation,
              7.250%, due 06/01/2011.............................       680,381
  1,000,000   Wickliffe Kentucky Solid Waste, Revenue, 7.670%,
              due 01/15/2027.....................................       876,720
                                                                   ------------

              TOTAL MUNICIPAL BONDS (cost $4,237,878).........        4,092,739
                                                                   ------------
ASSET BACKED SECURITIES (2.2%)
    500,000   Chase Funding Mortgage Loan, 99-2 IA2, 6.860%,
              due 12/26/2024 ....................................       511,848
    150,000   COMED Transitional Funding Trust, 98-1 A7, 5.740%,
              due 12/25/2010 ....................................       146,056
    500,000   Contimortgage Home Equity Loan Trust, 98-2 A7,
              6.570%, due 03/15/2023.............................       502,578
    400,000   First Union Lehman Bros Commercial Mortgage Trust,
              97-C2 A2, 6.600%, due 05/18/2007...................       408,473
    796,886   Mortgage Capital Funding, Inc., 98-MC2 A1, 6.325%,
              due 10/18/2007 ....................................       807,727
    400,000   Saxon Asset Securities Trust, 00-1 AF3, 7.755%,
              due 10/25/2020 ....................................       415,503
                                                                   ------------
              TOTAL ASSET BACKED SECURITIES (cost $2,749,054).        2,792,185
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.9%)
    345,447   Bank of America Mortgage Securities, 00-5 A1, 7.750%,
              due 10/25/2030 ....................................       351,950
    875,000   Bank of America Mortgage Securities, 01-7A1, 6.750%,
              due 06/25/2031 ....................................       871,446
    875,000   Bank of America Mortgage Securities, 01-7A1,
              6.750%, due 06/29/2031.............................       879,512
    800,066   Fanniemae Grantor Trust, 99-T2 A1, 7.500%,
              due 01/19/2039 ....................................       840,638
    100,000   Federal National Mortgage Assn., 94-63, 7.000%,
              due 04/25/2024 ....................................        99,444
     16,240   Midland Realty Acceptance Corp., 96-C1 A1, 7.315%,
              due 08/25/2028 ....................................        16,207
    500,000   Paine Webber Mortgage Acceptance Corp., 96-M1 A2,
              6.900%, due 01/02/2012.............................       515,410

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

    SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                   ------------

COLLATERALIZED MORTGAGE OBLIGATIONS  (cont.)
   $521,222   Paine Webber Mortgage Acceptance Corp., 99-4 2B1,
              6.333% due 01/28/2009..............................  $    520,855
    487,000   Residential Asset Mortgage Products, Inc., 01-RS2 AI3,
              6.280%, due 05/25/2026.............................       486,827
    300,000   Residential Funding Mortgage Securities, 00-HI4 AI2,
              7.390%, due 04/25/2011.............................       308,405
     84,193   Rural Housing Trust, 87-1 3B, 7.330%,
              due 04/01/2026 ....................................        86,987
  1,275,000   Vende Mortgage Trust, 01-2 D, 6.750%,
              due 06/01/2031 ....................................     1,294,524
                                                                   ------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (cost $8,346,070)..................................     6,272,205
                                                                   ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (17.9%)
    277,153   Federal Home Loan Mortgage Corp., #G00479,
              9.000%, due 04/01/2025.............................       296,748
     85,016   Federal Home Loan Mortgage Corp., #C28063,
              6.500%, due 07/01/2029.............................        84,006
  3,000,000   Federal Home Loan Mortgage Corp., #C01184,
              6.500%, due 06/01/2031.............................     2,957,661
  3,197,280   Federal Home Loan Mortgage Corp., #50964,
              6.500%, due 05/01/2031.............................     3,152,157
  1,998,349   Federal Home Loan Mortgage Corp., #C52729,
              6.500%, due 06/01/2031.............................     1,970,146
    100,000   Federal Home Loan Mortgage Corp., #C53685,
              6.500%, due 07/01/2031.............................        98,589
         78   Federal Home Loan Mortgage Corp., #C35364,
              7.500%, due 01/01/2030.............................            80
     67,188   Federal National Mortgage Assn., #250307,
              7.500%, due 07/01/2025.............................        68,996
     44,982   Federal National Mortgage Assn., #250758,
              7.000%, due 11/01/2026.............................        45,436
  6,530,000   U.S. Treasury Note, 4.625%, due 05/15/2006.........     6,442,256
  3,560,000   U.S. Treasury Note, 5.000%, due 02/15/2011.........     3,455,428
  4,165,000   U.S. Treasury Note, 6.250%, due 05/15/2030.........     4,418,157
                                                                   ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (cost $23,175,274).................................    22,989,660
                                                                   ------------
PREFERRED STOCK (0.4%)

INSURANCE CARRIERS (0.4%)
     20,000   Lincoln National Capital, TOPrs (b), 6.400%........  $    508,750
                                                                   ------------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.0%)
      2,804   River Holding Corp., Series B, PIK (b), 11.500%....        65,190
                                                                   ------------
              TOTAL PREFERRED STOCKS (cost $708,978).............       573,940
                                                                   ------------
SHORT-TERM INVESTMENTS (5.5%)

COMMERCIAL PAPER (5.4%)
$ 3,000,000   Citibank Capital Markets II, 4.150%, due 07/02/2001     2,999,654
  3,900,000   UBS Finance, 4.140%, due 07/02/2001................     3,899,552
                                                                   ------------
                                                                      6,899,206
                                                                   ------------
MONEY MARKET (0.1%)
    140,000   AIM Liquid Asset Portfolio.........................       140,000
                                                                   ------------
              TOTAL SHORT-TERM INVESTMENTS (cost $7,039,206).....     7,039,206
                                                                   ------------
TOTAL INVESTMENTS (cost $122,790,835) (95.8%)....................   123,004,835
                                                                   ------------
OTHER ASSETS, LESS LABILITIES (4.2%).............................     5,378,835
                                                                   ------------
TOTAL NET ASSETs (100.0%)........................................  $128,383,670
                                                                   ============

(a) Restricted under Rule 144A of the Securities Act of 1933.
(b) PIK - Payment In Kind.
    STEP - Bonds where the coupon increases or steps up at a predetermined rate. TOPrS - Trust Originated Preferred Securities.

   The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
--------------------------------------------------------------------------------
June 30, 2001 (unaudited)

1. Organization

   Conseco Fund Group (the "Trust") is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is a "series" type of mutual fund, which issues separate series of shares of beneficial interest, each of which represents a separate portfolio of investments. Eight series ("Funds"), each with its own investment objective and investment policies are included in this report. The Funds are the Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund. The Conseco Equity, Conseco Balanced, and Conseco Fixed Income Funds became operational and available for sale on January 2, 1997. The Conseco 20 and Conseco High Yield Funds commenced operations on January 1, 1998. The Conseco Convertible Securities Fund became operational and available for sale on September 28, 1998. The Conseco Science & Technology Fund and Conseco Large-Cap Fund commenced operations on July 1, 2000.

   Each one of the Funds has a distinct investment strategy. The Conseco Science & Technology Fund invests in companies the Advisor believes are positioned to take advantage of scientific or technological advances to power earnings growth. The Conseco 20 Fund concentrates its investments in a core position of approximately 20 to 30 common stocks believed to have above-average growth prospects. The Conseco Equity Fund invests in selected equity securities and other securities having the investment characteristics of common stocks. The Conseco Large-Cap Fund invests in larger, well-established companies. The Conseco Balanced Fund invests in several asset classes, including debt securities, equity securities, and money-market instruments. The Conseco Convertible Securities Fund invests primarily in below-investment-grade securities that are convertible into common stock. The Conseco High Yield Fund invests primarily in below-investment-grade securities, commonly known as "junk bonds" or high-yield securities. The Conseco Fixed Income Fund invests primarily in investment-grade debt securities.

   The Funds offer four classes of shares: Class A, Class B, Class C and Class
Y. Sales of Class A shares may be subject to a front-end sales charge. Redemptions of Class B and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the offering price or net asset value at the time of sale, whichever is less). Class Y shares are available with no sales charge to certain institutional investors and qualifying individual investors. The Funds are authorized to issue an unlimited number of shares.

   Class B shares have a contingent-deferred sales charge for redemptions occurring within six years of their purchase. The contingent-deferred sales charge is a percentage of the net asset value of the shares at the date of purchase or the net asset value of the shares at the date of redemption, whichever is less. These charges are 5% in year one, 4% in year two, 3% in year three, 3% in year four, 2% in year five and 1% in year six. Class B shares will automatically convert to a number of Class A shares of equal dollar value eight years after purchase. This conversion feature benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. Class C shares that are held for less than one year are subject to a contingent deferred sales charge upon redemption in an amount equal to 1% of the lower of the net asset value of the shares at the date of purchase or the net asset value of the shares at the date of redemption. Class C shares held one year or longer are not subject to this contingent-deferred sales charge. The contingent-deferred sales charge will not apply to shares acquired due to reinvestment of dividends or capital gains distributions.

2. Significant Accounting Policies

Security Valuation, Transactions and Related Investment Income

   The investments in each portfolio are valued at the close of regular trading on the New York Stock Exchange on each business day. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on the specific identification basis. All Funds may invest in U.S.-dollar-denominated, corporate-debt securities of domestic issuers, and all Funds except the Conseco Equity Fund may invest in debt securities of foreign issuers that may or may not be U.S. dollar denominated.

   The following summarizes the investments, which carry certain restrictions as to resale from the Trust to certain qualified buyers:

                                                                        MARKET      %OF
                FUND                                       COST         VALUE    INVESTMENTS
                ----                                       ----         -----    -----------
CONSECO BALANCED - BONDS...........................     6,958,104     6,886,670     7.84%
CONSECO CONVERTIBLE SECURITIES - BONDS.............    14,437,358    14,835,313    31.43%
CONSECO CONVERTIBLE SECURITIES - PREFERRED STOCK...       500,000       568,750     1.21%
CONSECO HIGH YIELD - BONDS.........................    21,001,189    21,850,255    22.66%
CONSECO FIXED INCOME - BONDS.......................    20,072,135    20,976,008    17.18%

   These securities are eligible for resale to qualified institutional buyers in transactions exempt from registration under Rule 144A of the Securities Act of 1933. In addition, Conseco Capital Management, Inc., ("the Adviser"), a wholly owned subsidiary of Conseco, Inc. ("Conseco"), which serves as investment adviser to the funds, has determined that the securities are liquid securities through a procedure approved by the Board of Trustees of the Trust ("Trustees").

   In each Fund of the Trust, Fund securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued by third-party pricing services. Fund securities that are

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined under policies approved by the Trustees. Debt securities with maturities of sixty (60) days or less are valued at amortized cost.

Dividends to Shareholders

   Dividends from the Conseco Convertible Securities, Conseco High Yield and Conseco Fixed Income Funds will be declared and distributed monthly. Dividends from the Conseco Balanced Fund will be declared and distributed quarterly. Dividends from the Conseco Science & Technology, Conseco 20, Conseco Equity, and Conseco Large-Cap Funds will be declared and distributed annually. However, the Trustees may decide to declare dividends at other intervals.

   Dividends to shareholders from net investment income are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income, and realized and unrealized gains (losses). Any taxable income or gain of the Trust remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Fund or Funds to which such gains are attributable.

Organization Costs

   Costs incurred by all Funds, except the Conseco Science & Technology, Conseco Large-Cap and Conseco Convertible Securities Funds, in connection with their organization and public offering of shares totaling $461,794 have been deferred and will be amortized over a period of approximately five years beginning with the initial date of sale of shares to the public. Such costs were advanced by Conseco and were reimbursed by the Funds. The proceeds of any redemption of the initial shares (purchased by subsidiaries of Conseco) by any holder thereof will be reduced by any unamortized organization costs in the same proportion as the number of initial shares being redeemed to the number of initial shares outstanding at the time of such redemption.

Federal Income Taxes

   For federal income tax purposes, the Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable income and net capital gains to their shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

Expenses

   Expenses directly attributable to a Fund are charged to operations. Expenses directly attributable to a Class of shares are charged to that Class. The Fund pays the expenses of its Trustees who are not affiliated persons of the Adviser or Trust.

Use of Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

Premium/Discount Amortization

   In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Funds to amortize premiums and discounts on all fixed-income securities. Upon initial adoption, the Fund was required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund adopted this procedure as of January 1, 2001.

3. Agreements with Subsidiaries of Conseco

Investment Advisory Agreement

   The Adviser supervises the Trust's management and investment program, performs a variety of services in connection with the management and operation of the Funds and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser or the Trust. The following summarizes the total fees incurred for such services for the six months ended June 30, 2001:

                FUND                          GROSS AMOUNT         WAIVER
                ----                          ------------         ------
CONSECO SCIENCE & TECHNOLOGY..............     $120,769         $ (61,475)
CONSECO 20................................      637,929           (10,352)
CONSECO EQUITY............................      504,416           (81,603)
Conseco Large-Cap.........................       83,256           (52,904)
CONSECO BALANCED..........................      272,269           (61,617)
CONSECO CONVERTIBLE SECURITIES............      247,763           (94,056)
CONSECO HIGH YIELD........................      330,572          (102,767)
CONSECO FIXED INCOME......................      215,701           (66,252)

   Under the investment advisory agreement, the Adviser receives an investment advisory fee equal to an annual rate of 1.00% of the average daily net asset value of the Conseco Science & Technology, 0.70% of the average daily net asset value of the Conseco 20, Conseco Equity, Conseco Large-Cap, Conseco Balanced, and Conseco High Yield Fund, 0.85% of the average daily net asset value of the Conseco Convertible Securities Fund, and 0.45% of the average daily net asset value of the Conseco Fixed Income Fund. The Adviser has a sub-advisory agreement with Oak Associates, Ltd. ("Oak"), under which Oak acts as

Notes to Financial Statements
--------------------------------------------------------------------------------

June 30, 2001 (unaudited)

the sub-adviser to the Conseco Science & Technology and Conseco 20 Funds. The Adviser also has a sub-advisory agreement with Chicago Equity Partners LLP ("CEP"), under which CEP acts as the sub-adviser to the Conseco Equity and Conseco Large-Cap Funds, and the equity portion of the Conseco Balanced Fund. The Adviser has contractually agreed to reimburse the Funds to the extent that the ratio of expenses to net assets on an annual basis exceeds the following:

                FUND                    CLASS A    CLASS B    CLASS C    CLASS Y
                ----                    -------    -------    -------    -------
CONSECO SCIENCE & TECHNOLOGY.......      1.75%      2.25%      2.25%      1.25%
CONSECO 20.........................      1.75%      2.25%      2.25%      1.25%
CONSECO EQUITY.....................      1.50%      2.00%      2.00%      1.00%
CONSECO LARGE-CAP..................      1.50%      2.00%      2.00%      1.00%
CONSECO BALANCED...................      1.50%      2.00%      2.00%      1.00%
CONSECO CONVERTIBLE SECURITIES.....      1.55%      2.05%      2.05%      1.05%
CONSECO HIGH YIELD.................      1.40%      1.90%      1.90%      0.90%
CONSECO FIXED INCOME...............      1.10%      1.60%      1.60%      0.60%

   The Adviser may discontinue these contractual limits at any time after April 30, 2002.

Administration Agreement

   Conseco Services, LLC (the "Administrator"), a wholly owned subsidiary of Conseco, supervises the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations, supervises the maintenance of books and records of the Funds and provides other general and administrative services. For providing these services, the Administrator receives compensation at the annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has contractually agreed to reimburse the Funds to the extent that the ratio of expenses to net assets on an annual basis exceeds the expense limitations as stated above for the investment advisory agreement. The Administrator may discontinue these contractual limits at any time after April 30, 2002. The following summarizes the total fees incurred for such services for the six months ended June 30, 2001:

                FUND                                                   AMOUNT
                ----                                                   ------
CONSECO SCIENCE & TECHNOLOGY.....................................     $ 24,154
CONSECO 20.......................................................      182,265
CONSECO EQUITY...................................................      144,119
CONSECO LARGE-CAP................................................       23,788
CONSECO BALANCED.................................................       77,791
CONSECO CONVERTIBLE SECURITIES...................................       58,297
CONSECO HIGH YIELD...............................................       94,449
CONSECO FIXED INCOME.............................................       95,867

Distribution Arrangements

   Conseco Equity Sales, Inc. (the "Distributor"), a wholly owned subsidiary of Conseco, serves as the principal underwriter for each Fund pursuant to an Underwriting Agreement, initially approved by the Trustees. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Fund will be continuously offered and are sold by selected brokers, dealers and other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes, as well, as any advertising or sales literature.

   The Trust has adopted distribution and service plans (the "Plans"), dated March 28, 1997 for Class A shares for the Conseco Equity, Conseco Balanced and Conseco Fixed Income Funds; December 31, 1997, for Class B and Class C shares for the Conseco Equity, Conseco Balanced and Conseco Fixed Income Funds and Class A, Class B and Class C shares for the Conseco 20, Conseco Convertible Securities and Conseco High Yield Funds; and July 1, 2000 for Class A, Class B and Class C shares for the Conseco Science & Technology and Conseco Large-Cap Funds in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset based sales charges. Pursuant to the Plans, a Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Class A, Class B and Class C shares of the Fund and for account maintenance provided to existing Class A, Class B and Class C shareholders. The Conseco Science & Technology, Conseco 20, Conseco Equity, Conseco Large-Cap, Conseco Balanced, Conseco Convertible Securities and Conseco High Yield Funds' Plans authorize payments to the Distributor up to 0.50%, and beginning May 1, 2001, the Conseco Fixed Income Fund's Plans authorize payments to the Distributor up to 0.50% changed from 0.65%, annually of each Fund's average daily net assets attributable to its Class A shares. Class B and Class C share's Plan authorizes payments to the Distributor up to 1.00% annually for each Fund's average daily net assets attributable to their respective class. The Plans provide for periodic payments by the Distributor to brokers, dealers and financial intermediaries for providing shareholder services to accounts that hold Class A, Class B and Class C shares and for promotional and other sales related costs. The following summarizes the total fees incurred for such services for Class A, Class B, and Class C shares for the six months ended June 30, 2001:

                FUND                                                   AMOUNT
                ----                                                   ------
CONSECO SCIENCE & TECHNOLOGY.....................................    $  75,550
CONSECO 20.......................................................      712,599
CONSECO EQUITY...................................................      207,974
CONSECO LARGE-CAP................................................       85,011
CONSECO BALANCED.................................................      248,179
CONSECO CONVERTIBLE SECURITIES...................................      218,345
CONSECO HIGH YIELD...............................................      377,443
CONSECO FIXED INCOME.............................................      245,837

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

4. Investment Transactions

     The cost of investments and the composition of gross unrealized appreciation and depreciation of investments at June 30, 2001, are shown below:

                                                 CONSECO             CONSECO            CONSECO          CONSECO
                                                SCIENCE &              20               EQUITY          LARGE-CAP
                                             TECHNOLOGY FUND          FUND               FUND             FUND
                                             ---------------         -------            -------         ---------
Gross unrealized appreciation...............   $  1,989,151      $   3,932,846      $  14,848,522      $ 2,520,190
Gross unrealized depreciation...............    (20,359,063)      (119,010,514)        (7,679,667)      (4,008,146)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)..   $(18,369,912)     $(115,077,668)     $   7,168,855      $(1,487,956)
-------------------------------------------------------------------------------------------------------------------
Cost of investments.........................   $ 40,761,667      $ 276,065,728      $ 139,930,937      $25,580,638
-------------------------------------------------------------------------------------------------------------------

                                                 CONSECO            CONSECO           CONSECO           CONSECO
                                                BALANCED          CONVERTIBLE        HIGH YIELD       FIXED INCOME
                                                  FUND          SECURITIES FUND         FUND              FUND
                                               ---------        ---------------      ----------       ------------
Gross unrealized appreciation...............   $  2,854,203      $   2,328,868      $   3,081,062     $  1,389,542
Gross unrealized depreciation...............     (4,759,042)        (5,874,527)       (12,028,108)      (1,175,542)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)..   $ (1,904,839)        (3,545,659)     $  (8,947,046)    $    214,000
-------------------------------------------------------------------------------------------------------------------
Cost of investments.........................   $ 89,728,631      $  50,742,125      $ 104,765,873     $122,790,835
-------------------------------------------------------------------------------------------------------------------

     The aggregate cost of purchases and the aggregate proceeds from sales of investments for the six months ended June 30, 2001, are shown below:

                                                  CONSECO            CONSECO             CONSECO         CONSECO
                                                 SCIENCE &             20                EQUITY         LARGE-CAP
                                              TECHNOLOGY FUND         FUND                FUND            FUND
                                              ---------------        -------             -------        ---------
Purchases:  U.S. Government.............       $         --       $         --       $         --     $         --
            Other.......................         14,253,591         40,336,977         98,432,359       13,458,034
Sales:      U.S. Government.............       $         --       $         --       $         --     $         --
            Other.......................          5,357,215         10,532,992         97,228,591       16,274,477


                                                  CONSECO            CONSECO           CONSECO          CONSECO
                                                 BALANCED          CONVERTIBLE        HIGH YIELD      FIXED INCOME
                                                   FUND          SECURITIES FUND         FUND             FUND
                                               ------------      ---------------      ----------      ------------
Purchases:  U.S. Government.............       $ 31,041,353       $         --       $         --     $183,338,807
            Other.......................         66,079,663         83,468,297        120,862,420      303,814,526
Sales:      U.S. Government.............       $ 21,427,317       $         --       $         --     $165,998,098
            Other.......................         52,456,857         96,109,175        110,122,168      275,530,591

5. Federal Income Taxes

     As of December 31, 2000, the following Funds have capital loss carryforwards available to offset capital gains in the future, if any:

                                                  Amount           Expires
                                                  -----            -------
CONSECO SCIENCE & TECHNOLOGY................    $ 1,075,375          2008
CONSECO LARGE-CAP...........................        146,019          2008
CONSECO HIGH YIELD..........................        687,761          2006
CONSECO HIGH YIELD..........................    $ 1,841,847          2007
CONSECO HIGH YIELD..........................     11,314,158          2008
CONSECO FIXED INCOME........................      1,557,399          2007

     Net realized gains or losses may differ for Federal income tax purposes primarily as a result of wash sales and post-October losses which may not be recognized for tax purposes until the first of the following fiscal year. Such amounts may be used to offset future capital gains. The following summarizes the amount of post-October losses deferred, on a tax basis, for the year or period ended December 31, 2000:

                  Fund                            Amount
                  ----                            ------
CONSECO SCIENCE & TECHNOLOGY ...............    $ 6,660,201
CONSECO 20 .................................     42,482,942
CONSECO EQUITY .............................     23,996,745
CONSECO LARGE-CAP ..........................      3,183,944
CONSECO BALANCED ...........................      4,180,230
CONSECO CONVERTIBLE SECURITIES .............             --
CONSECO HIGH YIELD .........................        686,506
CONSECO FIXED INCOME .......................         47,654

Notes to Financial Statements
--------------------------------------------------------------------------------

June 30, 2001 (unaudited)

6. Special Meeting of Shareholders - March 29, 2001

Submission of Matters to a Vote of security holders:

   A special meeting of the Conseco Fund Group shareholders was held on March 29, 2001 with two adjourned special meetings of shareholders on April 27, 2001 and May 4, 2001. The following proposals were voted upon and carried:

PROPOSAL 1: For each Fund, to approve or disapprove a new Investment Management
            Contract with Conseco Capital Management, Inc. ("CCM")

            (For all shareholders of each respective Fund, voting separately)

                                                                                                          SHARES VOTED
                         FUND                     AFFIRMATIVE VOTES    NEGATIVE VOTES    ABSTENTIONS   WITHOUT AUTHORITY
                         ----                     -----------------    --------------    -----------   -----------------
            CONSECO SCIENCE & TECHNOLOGY FUND..       2,707,692               792           9,027           311,864
            CONSECO 20 FUND....................       7,134,515           296,682         516,556         1,857,230
            CONSECO EQUITY FUND................      11,573,973            43,652          64,908           880,975
            CONSECO LARGE-CAP FUND.............       1,496,436            15,119           8,683           261,392
            CONSECO BALANCED FUND..............       3,287,212            11,768          43,864           617,069
            CONSECO CONVERTIBLE SECURITIES FUND       2,448,693            68,949          82,573           505,296
            CONSECO HIGH YIELD FUND............       4,218,017           107,951         428,286           663,924
            CONSECO FIXED INCOME FUND..........       4,306,288             6,435           9,718           256,018


PROPOSAL 2: For Conseco Large-Cap Fund, Conseco Equity Fund and the Conseco
            Balanced Fund, to approve or disapprove Subadvisory Contracts between CCM and Chicago Equity Partners, LLC:

            (For all shareholders of each respective Fund, voting separately)

                                                                                                          SHARES VOTED
                         FUND                     AFFIRMATIVE VOTES    NEGATIVE VOTES    ABSTENTIONS   WITHOUT AUTHORITY
                         ----                     -----------------    --------------    -----------   -----------------
            CONSECO EQUITY FUND................      11,588,074            43,773          50,686           880,975
            CONSECO LARGE-CAP FUND.............       1,506,567             7,277           6,394           261,392
            CONSECO BALANCED FUND..............       3,279,708            15,609          47,527           617,069

                                                              CONSECO FUND GROUP
                                                            2001 Mid-Year Report
--------------------------------------------------------------------------------

PROPOSAL 3: For Conseco Science & Technology Fund and Conseco 20 Fund, to
            approve or disapprove Subadvisory Contracts between CCM and Oak Associates, ltd.:

            (For all shareholders of each respective Fund, voting separately)

                                                                                                          SHARES VOTED
                         FUND                     AFFIRMATIVE VOTES    NEGATIVE VOTES    ABSTENTIONS   WITHOUT AUTHORITY
                         ----                     -----------------    --------------    -----------   -----------------
            CONSECO SCIENCE & TECHNOLOGY FUND..       2,707,032             2,064           8,415           311,864
            CONSECO 20 FUND....................       7,111,701           319,678         516,374         1,857,230


PROPOSAL 4: For each Fund, to approve or disapprove a policy to permit CCM and the Funds' Board of Trustees to appoint and replace subadvisers, enter into subadvisory contracts, and approve amendments to subadvisory contracts on behalf of the Funds without further shareholder approval:

            (For all shareholders of each respective Fund, voting separately)

                                                                                                          SHARES VOTED
                         FUND                     AFFIRMATIVE VOTES    NEGATIVE VOTES    ABSTENTIONS   WITHOUT AUTHORITY
                         ----                     -----------------    --------------    -----------   -----------------
            CONSECO SCIENCE & TECHNOLOGY FUND..       2,700,704             9,653           7,154           311,864
            CONSECO 20 FUND....................       6,976,614           441,678         529,461         1,857,230
            CONSECO EQUITY FUND................      11,549,208            82,489          50,836           880,975
            CONSECO LARGE-CAP FUND.............       1,477,084            34,471           8,683           261,392
            CONSECO BALANCED FUND..............       3,272,673            33,676          36,495           617,069
            CONSECO CONVERTIBLE SECURITIES FUND       2,399,389           114,020          86,805           505,296
            CONSECO HIGH YIELD FUND............       4,140,219           174,950         439,086           663,924
            CONSECO FIXED INCOME FUND..........       4,299,777            13,093           9,571           256,018

Notes to Financial Statements
--------------------------------------------------------------------------------

June 30, 2001 (unaudited)

PROPOSAL 5: For the Trust, to elect the Trustees of the Trust:

                  TRUSTEE                                AFFIRMATIVE VOTES         NEGATIVE VOTES
                  -------                                -----------------         --------------
            MAXWELL E. BUBLITZ*................              43,205,005              1,036,552
            WILLIAM P. DAVES, JR...............              43,392,342                849,212
            GREGORY J. HAHN*...................              43,202,542              1,039,015
            HAROLD W. HARTLEY..................              43,390,414                851,143
            DR. R. JAN LECROY..................              43,397,512                844,045
            DR. JESS H. PARRISH................              43,390,559                850,998
            DAVID N. WALTHALL..................              43,384,769                856,788

            *The Trustees so indicated are considered "interested persons" of the Trust as defined in the 1940 Act, due to their employment with the Adviser.

PROPOSAL 6: For the Trust, to ratify the appointment of
            PricewaterhouseCoopers LLP as the Trust's independent accountants:

            AFFIRMATIVE VOTES         NEGATIVE VOTES           ABSTENTIONS
            -----------------         --------------           -----------
               42,944,771                640,669                 991,038

PROPOSAL 7: For the Conseco High Yield Fund, to change the Fund's fundamental policy regarding diversification:

                                                                                      SHARES VOTED
            AFFIRMATIVE VOTES         NEGATIVE VOTES           ABSTENTIONS          WITHOUT AUTHORITY
            -----------------         --------------           -----------          -----------------
                4,095,971                209,579                 448,703                 663,924

                                   [GRAPHIC]

Financial Highlights
----------------------------------------------------------------------------------------------
For a share outstanding during the six months ended June 30, 2001 (unaudited) and through each year or period ended December 31

                                        CONSECO SCIENCE &
                                         TECHNOLOGY FUND             CONSECO 20 FUND
                                        -----------------  -----------------------------------
CLASS A SHARES                             2001   2000(f)   2001      2000      1999     1998
                                        -----------------  -----------------------------------
Net asset value per share,
   beginning of period ...............    $6.94   $10.00   $11.76    $20.68   $12.80   $10.00
Income from investment operations (a):
   Net Investment Income .............    (0.03)   (0.05)   (0.05)    (0.28)   (0.18)   (0.02)
   Net realized gains and change in
      unrealized appreciation or
      depreciation on investments ....    (2.97)   (3.01)   (3.99)    (5.22)    9.19     2.82
----------------------------------------------------------------------------------------------
Total income (loss) from investment
   operations ........................    (3.00)   (3.06)   (4.04)    (5.50)    9.01     2.80
----------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment
      income .........................       --       --       --        --       --       --
   Distributions of net capital gains        --       --       --     (3.42)   (1.13)      --
----------------------------------------------------------------------------------------------
   Total distributions ...............       --       --        --    (3.42)   (1.13)   --
----------------------------------------------------------------------------------------------
   Net asset value per share,
      end of period ..................    $3.94    $6.94    $7.72    $11.76   $20.68   $12.80
----------------------------------------------------------------------------------------------
   Total return (b)(c)(d) ............   (43.23%) (30.60%) (34.35%)  (25.67%)  70.40%   28.00%
----------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets (dollars in thousands),
      end of period ..................  $12,364  $19,850  $27,246   $33,439  $53,463  $33,845
   Ratio of expenses to average
      net assets (b)(e):
      Before expense reimbursement ...     2.26%    2.17%    1.65%     1.51%    1.70%    2.15%
      After expense reimbursement ....     1.75%    1.75%    1.64%     1.51%    1.68%    1.75%
Ratio of net investment income (loss)
   to average net assets (b)(e):
      Before expense reimbursement ...    (1.94%)  (1.65%)  (1.14%)   (1.14%)  (1.04%)  (0.62%)
      After expense reimbursement ....    (1.43%)  (1.23%)  (1.13%)   (1.14%)  (1.02%)  (0.22%)


                                                                                           CONSECO
                                                     CONSECO EQUITY FUND                LARGE-CAP FUND
                                        ---------------------------------------------  -----------------
CLASS A SHARES                            2001     2000     1999      1998     1997     2001     2000(f)
                                        ---------------------------------------------  -----------------
Net asset value per share,
   beginning of period ...............    $9.86   $16.27   $12.55    $11.07   $10.00    $8.43    $10.00
Income from investment operations (a):
   Net Investment Income .............    (0.70)   (0.13)   (0.14)       --    (0.04)   (0.03)       --
   Net realized gains and change in
      unrealized appreciation or
      depreciation on investments ....    (0.70)    0.40     7.18      1.79     2.33    (1.24)    (1.57)
--------------------------------------------------------------------------------------------------------
Total income (loss) from investment
   operations ........................    (0.84)    0.27     7.04      1.79     2.29    (1.27)    (1.57)
--------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment
      income .........................       --       --       --     (0.01)      --       --        --
   Distributions of net capital gains        --    (6.68)   (3.32)    (0.30)   (1.22)      --        --
--------------------------------------------------------------------------------------------------------
   Total distributions ...............       --    (6.68)   (3.32)    (0.31)   (1.22)      --        --
--------------------------------------------------------------------------------------------------------
   Net asset value per share,
      end of period ..................    $9.16    $9.86   $16.27    $12.55   $11.07    $7.16     $8.43
--------------------------------------------------------------------------------------------------------
   Total return (b)(c)(d) ............    (7.00%)   4.97%   56.21%    16.11%   22.90%  (14.95%)  (15.70%)
--------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets (dollars in thousands),
      end of period ..................  $17,285  $15,210  $29,480   $26,203   $4,877  $10,456   $13,737
   Ratio of expenses to average
      net assets (b)(e):
      Before expense reimbursement ...     1.61%    1.47%    1.66%     2.10%    4.85%    1.94%     2.06%
      After expense reimbursement ....     1.50%    1.47%    1.50%     1.50%    1.50%    1.50%     1.50%
Ratio of net investment income (loss)
   to average net assets (b)(e):
      Before expense reimbursement ...    (0.20%)  (0.80%)  (0.99%)   (0.60%)  (3.70%)  (1.35%)   (0.72%)
      After expense reimbursement ....    (0.09%)  (0.80%)  (0.83%)      --    (0.35%)  (0.91%)   (0.16%)

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000, 1998 and 1997.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 1.75% for the Conseco Science & Technology and Conseco 20, 1.50% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced, 1.55% for the Conseco Convertible Securities, and 1.40% for the Conseco High Yield Funds. Effective May 1, 2001, the Conseco Fixed Income Fund lowered the ratio of expenses to average net assets from 1.25% to 1.10%.These contractual limits may be discontinued at any time after April 30, 2002.
(c) Total return figures do not include sales loads; results would be lower if sales charges were included.

66

                                                                                                        Conseco Fund Group
                                                                                                      2001 Mid-Year Report
---------------------------------------------------------------------------------------------------------------------------


                                                  CONSECO BALANCED FUND                CONSECO CONVERTIBLE SECURITIES FUND
                                        --------------------------------------------   -------------------------------------
CLASS A SHARES                            2001      2000     1999     1998     1997     2001      2000      1999     1998(g)
                                        --------------------------------------------   -------------------------------------
Net asset value per share,
   beginning of period ...............   $11.08   $13.51   $11.69    $10.73   $10.00   $11.80    $14.93    $11.00   $10.00
Income from investment operations (a):
   Net Investment Income .............     0.13     0.28     0.22      0.30     0.28     0.22      0.43      0.46     0.10
   Net realized gains and change in
      unrealized appreciation or
      depreciation on investments ....    (0.41)    0.64     3.18      1.03     1.43    (1.16)    (1.08)     3.89     1.00
---------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment
   operations ........................    (0.28)    0.92     3.40      1.33     1.71    (0.94)    (0.65)     4.35     1.10
---------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment
      income .........................    (0.13)   (0.25)   (0.23)    (0.24)   (0.27)   (0.16)    (0.36)    (0.27)   (0.10)
   Distributions of net capital gains        --    (3.10)   (1.35)    (0.13)   (0.71)      --     (2.12)    (0.15)      --
---------------------------------------------------------------------------------------------------------------------------
   Total distributions ...............    (0.13)   (3.35)   (1.58)    (0.37)   (0.98)   (0.16)    (2.48)    (0.42)   (0.10)
---------------------------------------------------------------------------------------------------------------------------
   Net asset value per share,
      end of period ..................   $10.67   $11.08   $13.51    $11.69   $10.73   $10.70    $11.80    $14.93   $11.00
---------------------------------------------------------------------------------------------------------------------------
   Total return (b)(c)(d) ............    (2.55%)   7.29%   29.44%    12.45%   17.19%   (7.98%)   (3.56%)   40.12%   11.04%
---------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets (dollars in thousands),
      end of period ..................  $24,663  $24,311  $31,932   $26,064   $1,076   $5,999   $15,022   $22,927  $27,611
   Ratio of expenses to average
      net assets (b)(e):
      Before expense reimbursement ...     1.66%    1.74%    1.96%     2.26%   12.44%    1.87%     1.70%     1.95%    2.12%
      After expense reimbursement ....     1.50%    1.50%    1.50%     1.50%    1.50%    1.55%     1.55%     1.55%    1.55%
Ratio of net investment income (loss)
   to average net assets (b)(e):
      Before expense reimbursement ...     2.30%    1.68%    1.41%     1.90%   (8.44%)   2.57%     2.34%     1.71%    3.23%
      After expense reimbursement ....     2.46%    1.92%    1.87%     2.66%   (2.50%)   2.89%     2.49%     2.11%    3.80%

                                               CONSECO HIGH YIELD FUND                   CONSECO FIXED INCOME FUND
                                        ------------------------------------  ----------------------------------------------
CLASS A SHARES                            2001     2000      1999      1998     2001     2000     1999      1998      1997
                                        ------------------------------------  ----------------------------------------------
Net asset value per share,
   beginning of period ...............    $8.20   $10.00   $10.00    $10.00    $9.94    $9.60    $10.21    $10.13   $10.00
Income from investment operations (a):
   Net Investment Income .............     0.40     0.81     1.00      0.76     0.29     0.62      0.63      0.55     0.66
   Net realized gains and change in
      unrealized appreciation or
      depreciation on investments ....    (0.15)   (1.83)   (0.13)    (0.10)    0.26     0.33     (0.65)     0.20     0.18
---------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment
   operations ........................     0.25    (1.02)    0.87      0.66     0.55     0.95     (0.02)     0.75     0.84
---------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment
      income .........................    (0.39)   (0.78)   (0.87)    (0.66)   (0.29)   (0.61)    (0.56)    (0.55)   (0.58)
   Distributions of net capital gains        --       --       --        --       --       --     (0.03)    (0.12)   (0.13)
---------------------------------------------------------------------------------------------------------------------------
   Total distributions ...............    (0.39)   (0.78)   (0.87)    (0.66)   (0.29)   (0.61)    (0.59)    (0.67)   (0.71)
---------------------------------------------------------------------------------------------------------------------------
   Net asset value per share,
      end of period ..................    $8.06    $8.20    $10.00   $10.00   $10.20    $9.94     $9.60    $10.21   $10.13
---------------------------------------------------------------------------------------------------------------------------
   Total return (b)(c)(d) ............     3.04%  (10.74%)   9.03%     6.56%    5.57%   10.30%    (0.27%)    7.57%    8.66%
---------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets (dollars in thousands),
      end of period ..................  $18,360  $19,689  $42,591   $28,199  $43,825  $32,693   $30,681   $30,684     $153
   Ratio of expenses to average
      net assets (b)(e):
      Before expense reimbursement ...     1.62%    1.58%    1.66%     2.12%    1.33%    1.44%     1.64%     1.94%   13.67%
      After expense reimbursement ....     1.40%    1.40%    1.40%     1.40%    1.19%    1.25%     1.25%     1.25%    1.25%
Ratio of net investment income (loss)
   to average net assets (b)(e):
      Before expense reimbursement ...     9.30%    8.25%    8.67%     7.04%    5.62%    6.23%     5.30%     4.59%   (6.91%)
      After expense reimbursement ....     9.52%    8.43%    8.93%     7.76%    5.76%    6.42%     5.69%     5.28%    5.51%

(d) Not annualized for periods of less than one full year.
(e) Annualized for periods of less than one full year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from September 28, 1998 (commencement of operations) through December 31, 1998.

                                                                                                                         67

Financial Highlights
----------------------------------------------------------------------------------------------
For a share outstanding during the six months ended June 30, 2001 (unaudited) and through each year or period ended December 31

                                        CONSECO SCIENCE &
                                         TECHNOLOGY FUND             CONSECO 20 FUND
                                        -----------------  -----------------------------------
CLASS B SHARES                             2001   2000(f)   2001      2000      1999    1998(g)
                                        -----------------  -----------------------------------
Net asset value per share,
   beginning of period ...............    $6.93   $10.00   $11.48    $20.40   $12.71   $11.21
Income from investment operations (a):
Net Investment Income ................    (0.04)   (0.05)    0.07     (0.39)   (0.10)   (0.07)
Net realized gains and change in
   unrealized appreciation or
   depreciation on investments .......    (2.97)   (3.02)   (3.88)    (5.11)    8.94     1.57
----------------------------------------------------------------------------------------------
Total income (loss) from
   investment operations .............    (3.01)   (3.07)   (3.95)    (5.50)    8.84     1.50
----------------------------------------------------------------------------------------------
Distributions:
Dividends from net
   investment income .................       --       --       --        --       --       --
   Distributions of net capital gains        --       --       --     (3.42)   (1.15)      --
----------------------------------------------------------------------------------------------
   Total distributions ...............       --       --       --     (3.42)   (1.15)      --
----------------------------------------------------------------------------------------------
   Net asset value per share,
      end of period ..................    $3.92    $6.93    $7.53    $11.48   $20.40   $12.71
----------------------------------------------------------------------------------------------
   Total return (b)(c)(d) ............   (43.43%) (30.70%) (34.41%)  (25.99%)  69.56%   13.38%
----------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands),
   end of period .....................   $3,033   $4,699  $60,527   $89,044  $71,233   $7,270
Ratio of expenses to
   average net assets (b)(e):
      Before expense reimbursement ...     2.76%    2.67%    2.15%     2.01%    2.20%    2.73%
      After expense reimbursement ....     2.25%    2.25%    2.14%     2.01%    2.18%    2.25%
Ratio of net investment income (loss)
   to average net assets (b)(e):
      Before expense reimbursement ...    (2.44%)  (2.15%)  (1.64%)   (1.64%)  (1.54%)  (1.26%)
      After expense reimbursement ....    (1.93%)  (1.73%)  (1.63%)   (1.64%)  (1.52%)  (0.78%)

                                                 CONSECO EQUITY FUND         CONSECO LARGE-CAP FUND
                                        -----------------------------------  ----------------------
CLASS B SHARES                            2001     2000     1999     1998(h)    2001     2000(f)
                                        ------------------------------------ ----------------------
Net asset value per share,
   beginning of period ...............    $9.63   $16.13   $12.47    $11.09     $8.41   $10.00
Income from investment operations (a):
Net Investment Income ................    (0.02)   (0.20)   (0.14)    (0.06)    (0.05)   (0.01)
Net realized gains and change in
   unrealized appreciation or
   depreciation on investments .......    (0.68)    0.38     7.07      1.75     (1.24)   (1.58)
------------------------------------------------------------------------------------------------
Total income (loss) from
   investment operations .............    (0.70)    0.18     6.93      1.69     (1.29)   (1.59)
------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
   investment income .................       --       --       --     (0.01)       --       --
   Distributions of net capital gains        --    (6.68)   (3.27)    (0.30)       --       --
------------------------------------------------------------------------------------------------
   Total distributions ...............       --    (6.68)   (3.27)    (0.31)       --       --
------------------------------------------------------------------------------------------------
   Net asset value per share,
      end of period ..................    $8.93    $9.63   $16.13    $12.47     $7.12    $8.41
------------------------------------------------------------------------------------------------
   Total return (b)(c)(d) ............    (7.17%)   4.44%   55.63%    15.20%   (15.22%) (15.90%)
------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands),
   end of period .....................  $22,133  $19,621   $3,489    $1,634    $5,393   $8,096
Ratio of expenses to
   average net assets (b)(e):
      Before expense reimbursement ...     2.11%    1.97%    2.16%     4.85%     2.44%    2.56%
      After expense reimbursement ....     2.00%    1.97%    2.00%     2.00%     2.00%    2.00%
Ratio of net investment income (loss)
   to average net assets (b)(e):
      Before expense reimbursement ...    (0.70%)  (1.30%)  (1.49%)   (3.45%)   (1.85%)  (1.22%)
      After expense reimbursement ....    (0.59%)  (1.30%)  (1.33%)   (0.60%)   (1.41%)  (0.66%)

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000, 1998 and 1997.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 2.25% for the Conseco Science & Technology and
    Conseco 20, 2.00% for the Conseco Equity, Conseco Large-Cap and Conseco
    Balanced, 2.05% for the Conseco Convertible Securities, 1.90% for the
    Conseco High Yield and 1.60% for the Conseco Fixed Income Funds. These
    contractual limits may be discontinued at any time after April 30, 2002.
(c) Total return figures do not include sales loads; results would be lower if sales charges were included.
(d) Not annualized for periods of less than one full year.
(e) Annualized for periods of less than one full year.

68

                                                                                                Conseco Fund Group
                                                                                              2001 Mid-Year Report
------------------------------------------------------------------------------------------------------------------


                                                CONSECO BALANCED FUND          CONSECO CONVERTIBLE SECURITIES FUND
                                        ------------------------------------  ------------------------------------
CLASS B SHARES                            2001      2000     1999    1998(i)   2001      2000      1999     1998(j)
                                        ------------------------------------  ------------------------------------
Net asset value per share,
   beginning of period ...............   $10.92   $13.38   $11.61    $11.20   $11.74   $14.88    $11.00    $10.00
Income from investment operations (a):
Net Investment Income ................     0.10     0.19     0.12      0.19     0.13     0.34      0.06      0.08
Net realized gains and change in
   unrealized appreciation or
   depreciation on investments .......    (0.41)    0.66     3.18      0.57    (1.09)   (1.07)     4.21      1.00
------------------------------------------------------------------------------------------------------------------
Total income (loss) from
   investment operations .............    (0.31)    0.85     3.30      0.76    (0.96)   (0.73)     4.27      1.08
------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
   investment income .................    (0.10)   (0.21)   (0.18)    (0.22)   (0.14)   (0.29)    (0.24)    (0.08)
   Distributions of net capital gains        --    (3.10)   (1.35)    (0.13)      --    (2.12)    (0.15)       --
------------------------------------------------------------------------------------------------------------------
   Total distributions ...............    (0.10)   (3.31)   (1.53)    (0.35)   (0.14)   (2.41)    (0.39)    (0.08)
------------------------------------------------------------------------------------------------------------------
   Net asset value per share,
      end of period ..................   $10.51   $10.92   $13.38    $11.61   $10.64   $11.74    $14.88    $11.00
------------------------------------------------------------------------------------------------------------------
   Total return (b)(c)(d) ............    (2.79%)   6.79%   28.79%     6.83%   (8.23%)  (4.07%)   39.40%    10.89%
------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands),
   end of period .....................  $18,382  $13,958   $2,854    $1,301  $23,958  $30,872   $13,690        $1
Ratio of expenses to
   average net assets (b)(e):
      Before expense reimbursement ...     2.16%    2.24%    2.46%     3.93%    2.37%    2.20%     2.45%   154.76%
      After expense reimbursement ....     2.00%    2.00%    2.00%     2.00%    2.05%    2.05%     2.05%     2.05%
Ratio of net investment income (loss)
   to average net assets (b)(e):
      Before expense reimbursement ...     1.80%    1.18%    0.91%     0.16%    2.08%    1.84%     1.21%  (149.69%)
      After expense reimbursement ....     1.96%    1.42%    1.37%     2.09%    2.40%    1.99%     1.61%     3.02%


                                                CONSECO HIGH YIELD FUND            CONSECO FIXED INCOME FUND
                                         ------------------------------------  -------------------------------------
CLASS B SHARES                            2001      2000     1999    1998(k)   2001      2000      1999     1998(l)
                                        ------------------------------------  -------------------------------------
Net asset value per share,
   beginning of period ...............    $8.16    $9.97    $9.97    $10.44    $9.91    $9.59    $10.19    $10.24
Income from investment operations (a):
Net Investment Income ................     0.37     0.73     0.55      0.60     0.26     0.58      0.41      0.36
Net realized gains and change in
   unrealized appreciation or
   depreciation on investments .......    (0.14)   (1.80)    0.28     (0.48)    0.27     0.32     (0.46)     0.14
------------------------------------------------------------------------------------------------------------------
Total income (loss) from
   investment operations .............     0.23    (1.07)    0.83      0.12     0.53     0.90     (0.05)     0.50
------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net
   investment income .................    (0.37)   (0.74)   (0.83)    (0.59)   (0.27)   (0.58)    (0.52)    (0.45)
   Distributions of net capital gains        --       --       --        --       --       --     (0.03)    (0.10)
------------------------------------------------------------------------------------------------------------------
   Total distributions ...............    (0.37)   (0.74)   (0.83)    (0.59)   (0.27)   (0.58)    (0.55)    (0.55)
------------------------------------------------------------------------------------------------------------------
   Net asset value per share,
      end of period ..................    $8.02    $8.16    $9.97     $9.97   $10.17    $9.91     $9.59    $10.19
------------------------------------------------------------------------------------------------------------------
   Total return (b)(c)(d) ............     2.70%  (11.31%)   8.57%     1.12%    5.42%    9.74%    (0.49%)    4.97%
------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands),
   end of period .....................  $47,369  $41,319  $47,433   $11,271  $24,233   $9,340    $5,230    $2,619
Ratio of expenses to
   average net assets (b)(e):
      Before expense reimbursement ...     2.12%    2.08%    2.16%     2.75%    1.74%    1.79%     1.99%     2.77%
      After expense reimbursement ....     1.90%    1.90%    1.90%     1.90%    1.60%    1.60%     1.60%     1.60%
Ratio of net investment income (loss)
   to average net assets (b)(e):
      Before expense reimbursement ...     8.80%    7.75%    8.17%     6.42%    5.22%    5.88%     4.95%     3.66%
      After expense reimbursement ....     9.02%    7.93%    8.43%     7.27%    5.36%    6.07%     5.34%     4.83%

(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from February 18, 1998 (commencement of operations) through December 31, 1998.
(h) Period from January 28, 1998 (commencement of operations) through December 31, 1998.
(i) Period from February 10, 1998 (commencement of operations) through December 31, 1998.
(j) Period from September 28, 1998 (commencement of operations) through December 31, 1998.
(k) Period from February 19, 1998 (commencement of operations) through December 31, 1998.
(l)Period from March 20, 1998 (commencement of operations) through December 31, 1998.

                                                                                                                69

Financial Highlights
----------------------------------------------------------------------------------------------
For a share outstanding during the six months ended June 30, 2001 (unaudited) and through each year or period ended December 31

                                        CONSECO SCIENCE &
                                         TECHNOLOGY FUND              CONSECO 20 FUND
                                        -----------------   -----------------------------------
CLASS C SHARES                             2001   2000(f)    2001      2000      1999    1998(g)
                                        -----------------   -----------------------------------
Net asset value per share,
   beginning of period ...............    $6.92   $10.00    $11.52    $20.46   $12.75   $11.82
Income from investment operations (a):
Net Investment Income ................    (0.03)   (0.05)    (0.07)    (0.39)   (0.09)   (0.07)
Net realized gains and change in
   unrealized appreciation or
   depreciation on investments .......    (2.98)   (3.03)    (3.89)    (5.13)    8.96     1.00
-----------------------------------------------------------------------------------------------
Total income (loss) from investment
   operations ........................    (3.01)   (3.08)    (3.96)    (5.52)    8.87     0.93
-----------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
   income ............................       --       --        --        --       --       --
   Distributions of net capital gains        --       --        --     (3.42)   (1.16)      --
-----------------------------------------------------------------------------------------------
   Total distributions ...............       --       --        --     (3.42)   (1.16)      --
-----------------------------------------------------------------------------------------------
   Net asset value per share,
      end of period ..................    $3.91    $6.92     $7.56    $11.52   $20.46   $12.75
-----------------------------------------------------------------------------------------------
   Total return (b)(c)(d) ............   (43.50%) (30.80%)  (34.38%)  (26.02%)  69.54%    7.87%
-----------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets (dollars in thousands),
      end of period ..................   $5,053   $5,122   $49,788   $64,272  $37,093   $2,982
   Ratio of expenses to average
      net assets (b)(e):
      Before expense reimbursement ...     2.76%    2.67%     2.15%     2.01%    2.20%    2.72%
      After expense reimbursement ....     2.25%    2.25%     2.14%     2.01%    2.18%    2.25%
Ratio of net investment income (loss)
   to average net assets (b)(e):
      Before expense reimbursement ...    (2.44%)  (2.15%)   (1.64%)   (1.64%)  (1.54%)  (1.28%)
      After expense reimbursement ....    (1.93%)  (1.73%)   (1.63%)   (1.64%)  (1.52%)  (0.81%)

                                                 CONSECO EQUITY FUND          CONSECO LARGE-CAP FUND
                                        -----------------------------------   ----------------------
CLASS C SHARES                            2001     2000     1999     1998(h)     2001     2000(f)
                                        ------------------------------------  ----------------------
Net asset value per share,
   beginning of period ...............    $9.63   $16.12   $12.54    $11.98      $8.42   $10.00
Income from investment operations (a):
Net Investment Income ................    (0.02)   (0.20)   (0.07)    (0.06)     (0.04)   (0.01)
Net realized gains and change in
   unrealized appreciation or
   depreciation on investments .......    (0.68)    0.39     7.02      0.93      (1.25)   (1.57)
--------------------------------------------------------------------------------------------------
Total income (loss) from investment
   operations ........................    (0.70)    0.19     6.95      0.87      (1.29)   (1.58)
--------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
   income ............................       --       --       --     (0.01)        --       --
   Distributions of net capital gains        --    (6.68)   (3.37)    (0.30)        --       --
--------------------------------------------------------------------------------------------------
   Total distributions ...............       --    (6.68)   (3.37)    (0.31)        --       --
--------------------------------------------------------------------------------------------------
   Net asset value per share,
      end of period ..................    $8.93    $9.63   $16.12    $12.54      $7.13    $8.42
--------------------------------------------------------------------------------------------------
   Total return (b)(c)(d) ............    (7.17%)   4.51%   55.89%     7.21%    (15.20%) (15.80%)
--------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets (dollars in thousands),
      end of period ..................  $17,175  $13,793   $2,972      $616     $6,460   $7,513
   Ratio of expenses to average
      net assets (b)(e):
      Before expense reimbursement ...     2.11%    1.97%    2.16%     8.51%      2.44%    2.56%
      After expense reimbursement ....     2.00%    1.97%    2.00%     2.00%      2.00%    2.00%
Ratio of net investment income (loss)
   to average net assets (b)(e):
      Before expense reimbursement ...    (0.70%)  (1.30%)  (1.49%)   (7.19%)    (1.84%)  (1.22%)
      After expense reimbursement ....    (0.59%)  (1.30%)  (1.33%)   (0.68%)    (1.40%)  (0.66%)

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000, 1998 and 1997.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 2.25% for the Conseco Science & Technology and Conseco 20,
    2.00% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced, 2.05%
    for the Conseco Convertible Securities, 1.90% for the Conseco High Yield and
    1.60% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2002.
(c) Total return figures do not include sales loads; results would be lower if sales charges were included.
(d) Not annualized for periods of less than one full year.
(e) Annualized for periods of less than one full year.

70

                                                                                                Conseco Fund Group
                                                                                              2001 Mid-Year Report
------------------------------------------------------------------------------------------------------------------


                                                 CONSECO BALANCED FUND             CONSECO CONVERTIBLE SECURITIES FUND
                                        --------------------------------------    --------------------------------------
CLASS C SHARES                            2001      2000       1999    1998(i)     2001      2000       1999     1998(j)
                                        --------------------------------------    --------------------------------------
Net asset value per share,
   beginning of period ...............   $11.01    $13.46     $11.66    $11.31    $11.78    $14.91     $11.00    $10.00
Income from investment operations (a):
Net Investment Income ................     0.10      0.19       0.13      0.20      0.13      0.34       0.06      0.08
Net realized gains and change in
   unrealized appreciation or
   depreciation on investments .......    (0.41)     0.66       3.20      0.48     (1.10)    (1.06)      4.23      1.00
------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment
   operations ........................    (0.31)     0.85       3.33      0.68     (0.97)    (0.72)      4.29      1.08
------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
   income ............................    (0.11)    (0.20)     (0.18)    (0.20)    (0.14)    (0.29)     (0.23)    (0.08)
   Distributions of net capital gains        --     (3.10)     (1.35)    (0.13)       --     (2.12)     (0.15)       --
------------------------------------------------------------------------------------------------------------------------
   Total distributions ...............    (0.11)    (3.30)     (1.53)    (0.33)    (0.14)    (2.41)     (0.38)    (0.08)
------------------------------------------------------------------------------------------------------------------------
   Net asset value per share,
      end of period ..................   $10.59    $11.01     $13.46    $11.66    $10.67    $11.78     $14.91    $11.00
------------------------------------------------------------------------------------------------------------------------
   Total return (b)(c)(d) ............    (2.81%)    6.79%     28.81%     6.10%    (8.29%)   (3.99%)    39.52%    10.89%
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets (dollars in thousands),
      end of period ..................  $27,926    $8,487     $2,264    $1,197    $9,385   $11,919     $4,107        $1
   Ratio of expenses to average
      net assets (b)(e):
      Before expense reimbursement ...     2.16%     2.24%      2.46%     3.40%     2.37%     2.20%      2.45%   154.76%
      After expense reimbursement ....     2.00%     2.00%      2.00%     2.00%     2.05%     2.05%      2.05%     2.05%
Ratio of net investment income (loss)
   to average net assets (b)(e):
      Before expense reimbursement ...     1.80%     1.18%      0.91%     0.68%     2.07%     1.84%      1.21%  (149.69%)
      After expense reimbursement ....     1.96%     1.42%      1.37%     2.08%     2.39%     1.99%      1.61%     3.02%

                                                 CONSECO HIGH YIELD FUND                  CONSECO FIXED INCOME FUND
                                        -------------------------------------    ---------------------------------------
CLASS C SHARES                            2001      2000      1999     1998(k)     2001      2000      1999     1998(l)
                                        -------------------------------------    ---------------------------------------
 Net asset value per share,
   beginning of period ...............    $8.15     $9.95      $9.95    $10.44     $9.95     $9.63     $10.23    $10.13
Income from investment operations (a):
Net Investment Income ................     0.37      0.73       0.50      0.59      0.26      0.58       0.41      0.38
Net realized gains and change in
   unrealized appreciation or
   depreciation on investments .......    (0.14)    (1.79)      0.33     (0.50)     0.27      0.32      (0.45)     0.26
------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment
   operations ........................    (0.23)    (1.06)      0.83      0.09      0.53      0.90      (0.04)     0.64
------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
   income ............................    (0.38)    (0.74)     (0.83)    (0.58)    (0.27)    (0.58)     (0.53)    (0.44)
   Distributions of net capital gains        --        --         --        --        --        --      (0.03)    (0.10)
------------------------------------------------------------------------------------------------------------------------
   Total distributions ...............    (0.38)    (0.74)     (0.83)    (0.58)    (0.27)    (0.58)     (0.56)    (0.54)
------------------------------------------------------------------------------------------------------------------------
   Net asset value per share,
      end of period ..................    $8.00     $8.15      $9.95     $9.95    $10.21     $9.95      $9.63    $10.23
------------------------------------------------------------------------------------------------------------------------
   Total return (b)(c)(d) ............     2.70%   (11.22%)     8.60%     0.88%     5.42%     9.69%     (0.47%)    6.44%
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets (dollars in thousands),
     end of period ..................   $22,652   $18,645    $18,541    $3,685   $25,582    $5,171     $2,655      $539
   Ratio of expenses to average
      net assets (b)(e):
      Before expense reimbursement ...     2.12%     2.08%      2.16%     3.03%     1.74%     1.79%      1.99%     5.91%
      After expense reimbursement ....     1.90%     1.90%      1.90%     1.90%     1.60%     1.60%      1.60%     1.60%
Ratio of net investment income (loss)
   to average net assets (b)(e):
      Before expense reimbursement ...     8.80%     7.75%      8.17%     6.09%     5.22%     5.88%      4.95%     0.67%
      After expense reimbursement ....     9.02%     7.93%      8.43%     7.22%     5.36%     6.07%      5.34%     4.98%

(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from March 10, 1998 (commencement of operations) through December 31, 1998.
(h) Period from February 19, 1998 (commencement of operations) through December 31, 1998.
(i) Period from February 13, 1998 (commencement of operations) through December 31, 1998.
(j) Period from September 28, 1998 (commencement of operations) through December 31, 1998.
(k) Period from February 19, 1998 (commencement of operations) through December 31, 1998.
(l) Period from March 5, 1998 (commencement of operations) through December 31, 1998.

                                                                                                                     71

Financial Highlights
----------------------------------------------------------------------------------------------
For a share outstanding during the six months ended June 30, 2001 (unaudited) and through each year or period ended December 31

                                        CONSECO SCIENCE &
                                         TECHNOLOGY FUND                CONSECO 20 FUND
                                        -----------------    --------------------------------------
CLASS Y SHARES                             2001    2000(f)     2001      2000      1999    1998
                                        -----------------    --------------------------------------
Net asset value per share,
   beginning of period ...............    $6.96    $10.00     $11.70    $20.49    $12.68    $12.33
Income from investment operations (a):
Net Investment Income ................    (0.02)    (0.02)     (0.03)    (0.16)    (0.01)     0.04
Net realized gains and change in
   unrealized appreciation or
   depreciation on investments .......    (2.98)    (3.02)     (3.96)    (5.21)     9.04      0.31
---------------------------------------------------------------------------------------------------
Total income (loss) from investment
   operations ........................    (3.00)    (3.04)     (3.99)    (5.37)     9.03      0.35
---------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
   income ............................       --        --         --        --        --        --
   Distributions of net capital gains        --        --         --     (3.42)    (1.22)       --
---------------------------------------------------------------------------------------------------
   Total distributions ...............       --        --         --     (3.42)    (1.22)       --
---------------------------------------------------------------------------------------------------
Net asset value per share,
   end of period .....................    $3.96     $6.96      $7.71    $11.70    $20.49    $12.68
---------------------------------------------------------------------------------------------------
   Total return (b)(c)(d) ............   (43.10%)  (30.40%)   (34.10%)  (25.23%)   71.36%     2.84%
---------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets (dollars in thousands),
      end of period ..................   $1,953    $2,242    $23,661   $30,401   $55,806      $172
   Ratio of expenses to average
      net assets (b)(e):
      Before expense reimbursement ...     1.76%     1.67%      1.15%     1.01%     1.20%     3.77%
      After expense reimbursement ....     1.25%     1.25%      1.14%     1.01%     1.18%     1.25%
Ratio of net investment income (loss)
   to average net assets (b)(e):
      Before expense reimbursement ...              (1.44%)    (1.15%)   (0.64%)   (0.64%)   (0.54%)
      After expense reimbursement ....    (0.93%)   (0.73%)    (0.63%)   (0.64%)   (0.52%)    0.62%

                                                       CONSECO EQUITY FUND                CONSECO LARGE-CAP FUND
                                        ------------------------------------------------  ----------------------
CLASS Y SHARES                            2001      2000       1999      1998      1997      2001     2000(f)
                                        ------------------------------------------------  ----------------------
Net asset value per share,
   beginning of period ...............   $10.16    $16.47     $12.67    $11.13    $10.00     $8.45     $10.00
Income from investment operations (a):
Net Investment Income ................     0.02     (0.05)     (0.03)     0.05        --     (0.01)        --
Net realized gains and change in
   unrealized appreciation or
   depreciation on investments .......    (0.71)     0.42       7.24      1.83      2.35     (1.25)     (1.55)
---------------------------------------------------------------------------------------------------------------
Total income (loss) from investment
   operations ........................    (0.69)     0.37       7.21      1.88      2.35     (1.26)     (1.55)
---------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
   income ............................       --        --         --     (0.04)       --        --         --
   Distributions of net capital gains        --     (6.68)     (3.41)    (0.30)    (1.22)       --         --
---------------------------------------------------------------------------------------------------------------
   Total distributions ...............       --     (6.68)     (3.41)    (0.34)    (1.22)       --         --
---------------------------------------------------------------------------------------------------------------
Net asset value per share,
   end of period .....................    $9.47    $10.16     $16.47    $12.67    $11.13     $7.19      $8.45
---------------------------------------------------------------------------------------------------------------
   Total return (b)(c)(d) ............    (6.69%)    5.51%     57.13%    16.82%    23.50%   (14.79%)   (15.50%)
---------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets (dollars in thousands),
      end of period ..................  $94,216  $106,512   $110,008   $60,816   $60,334    $1,375     $1,268
   Ratio of expenses to average
      net assets (b)(e):
      Before expense reimbursement ...     1.11%     0.97%      1.16%     1.42%     1.24%     1.45%      1.56%
      After expense reimbursement ....     1.00%     0.97%      1.00%     1.00%     1.00%     1.00%      1.00%
Ratio of net investment income (loss)
   to average net assets (b)(e):
      Before expense reimbursement ...    (1.90%)    0.30%     (0.30%)   (0.49%)   (0.02%)   (0.21%)    (0.85%)
      After expense reimbursement ....     0.41%    (0.30%)    (0.33%)    0.40%     0.03%    (0.40%)     0.34%

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended
    December 31, 2000, 1998 and 1997.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that
    the ratio of expenses to average net assets   exceeds, on an annual basis, 1.25% for the Conseco Science &
    Technology and Conseco 20, 1.00% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced,
    1.05% for the Conseco Convertible Securities, 0.90% for the Conseco High Yield and 0.60% for the
    Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2002.
(c)Total return figures do not include sales loads; results would be lower if sales charges were included.

72

                                                                                                        Conseco Fund Group
                                                                                                      2001 Mid-Year Report
---------------------------------------------------------------------------------------------------------------------------


                                                      CONSECO BALANCED FUND                 CONSECO CONVERTIBLE SECURITIES FUND
                                        ------------------------------------------------   ---------------------------------------
CLASS Y SHARES                            2001      2000       1999      1998      1997      2001       2000      1999     1998(g)
                                        ------------------------------------------------   ---------------------------------------
Net asset value per share,
   beginning of period ...............   $11.17    $13.59     $11.75    $10.78    $10.00    $11.81     $14.94    $11.00    $10.00
Income from investment operations (a):
Net Investment Income ................     0.15      0.34       0.24      0.32      0.19      0.21       0.51      0.04      0.11
Net realized gains and change in
   unrealized appreciation or
   depreciation on investments .......    (0.41)     0.66       3.24      1.06      1.58     (1.13)     (1.08)     4.38      1.00
----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment
   operations ........................    (0.26)     1.00       3.48      1.38      1.77     (0.92)     (0.57)     4.42      1.11
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
   income ............................    (0.15)    (0.32)     (0.29)    (0.28)    (0.28)    (0.19)     (0.44)    (0.33)    (0.11)
   Distributions of net capital gains        --     (3.10)     (1.35)    (0.13)    (0.71)       --      (2.12)    (0.15)       --
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions ...............    (0.15)    (3.42)     (1.64)    (0.41)    (0.99)    (0.19)     (2.56)    (0.48)    (0.11)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
   end of period .....................   $10.76    $11.17     $13.59    $11.75    $10.78    $10.70     $11.81    $14.94    $11.00
----------------------------------------------------------------------------------------------------------------------------------
   Total return (b)(c)(d) ............    (2.28%)    7.82%     30.07%    12.90%    17.87%    (7.81%)    (3.04%)   40.91%    11.17%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets (dollars in thousands),
      end of period ..................  $17,728   $15,784     $9,186    $4,138   $12,037    $7,770     $9,787   $30,357        $1
   Ratio of expenses to average
      net assets (b)(e):
      Before expense reimbursement ...     1.16%     1.24%      1.46%     2.19%     2.14%     1.37%      1.20%     1.45%   149.31%
      After expense reimbursement ....     1.00%     1.00%      1.00%     1.00%     1.00%     1.05%      1.05%     1.05%     1.05%
Ratio of net investment income (loss)
   to average net assets (b)(e):
      Before expense reimbursement ...     2.80%     2.18%      1.91%     1.48%     1.62%     3.07%      2.84%     2.21%  (144.39%)
      After expense reimbursement ....     2.96%     2.42%      2.37%     2.67%     2.76%     3.39%      2.99%     2.61%     3.87%


                                                CONSECO HIGH YIELD FUND                       CONSECO FIXED INCOME FUND
                                        ---------------------------------------   ------------------------------------------------
CLASS A SHARES                            2001      2000       1999      1998       2001     2000       1999      1998      1997
                                        ---------------------------------------   ------------------------------------------------

Net asset value per share,
   beginning of period ...............    $8.24    $10.03     $10.02    $10.49     $9.98     $9.64     $10.25    $10.15    $10.00
Income from investment operations (a):
Net Investment Income ................     0.40      0.90       0.45      0.62      0.32      0.69       0.58      0.65      0.68
Net realized gains and change in
   unrealized appreciation or
   depreciation on investments .......    (0.12)    (1.86)      0.48     (0.48)     0.26      0.32      (0.54)     0.17      0.21
----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment
   operations ........................     0.28     (0.96)      0.93      0.14      0.58      1.01       0.04      0.82      0.89
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment
   income ............................    (0.42)    (0.83)     (0.92)    (0.61)    (0.32)    (0.67)     (0.62)    (0.60)    (0.61)
   Distributions of net capital gains        --        --         --        --        --        --      (0.03)    (0.12)    (0.13)
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions ...............    (0.42)    (0.83)     (0.92)    (0.61)    (0.32)    (0.67)     (0.65)    (0.72)    (0.74)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
   end of period .....................    $8.10     $8.24     $10.03    $10.02    $10.24     $9.98      $9.64    $10.25    $10.15
----------------------------------------------------------------------------------------------------------------------------------
   Total return (b)(c)(d) ............     3.29%   (10.14%)     9.64%     1.36%     5.85%    10.96%      0.38%     8.32%     9.18%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets (dollars in thousands),
      end of period ..................   $9,055    $7,388    $24,021    $1,237   $34,743   $27,189    $27,044   $14,403   $21,876
   Ratio of expenses to average
      net assets (b)(e):
      Before expense reimbursement ...     1.12%     1.08%      1.16%     3.24%     0.74%     0.79%      0.99%     1.46%     1.44%
      After expense reimbursement ....     0.90%     0.90%      0.90%     0.90%     0.60%     0.60%      0.60%     0.60%     0.60%
Ratio of net investment income (loss)
   to average net assets (b)(e):
      Before expense reimbursement ...     9.81%     8.75%      9.17%     5.32%     6.22%     6.88%      5.95%     5.40%     5.44%
      After expense reimbursement ....    10.03%     8.93%      9.43%     7.66%     6.36%     7.07%      6.34%     6.26%     6.28%

(d) Not annualized for periods of less than one full year.
(e) Annualized for periods of less than one full year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from April 6, 1998 (commencement of operations) through December 31, 1998.
(h) Period from September 28, 1998 (commencement of operations) through December 31, 1998.
(i) Period from March 2, 1998 (commencement of operations) through December 31, 1998.

                                                                                                                                73

Financial Highlights
-------------------------------------------------------------------------------------------
For the six months ended June 30, 2001 (unaudited) and the year or period ended December 31

SUPPLEMENTAL DATA FOR ALL CLASSES:

                                       CONSECO        CONSECO        CONSECO        CONSECO
                                      SCIENCE &         20           EQUITY        LARGE-CAP
                                   TECHNOLOGY FUND     FUND           FUND           FUND
                                   ---------------    -------       --------       ---------
Net Assets (dollars in thousands):
    2001 .........................    $22,403        $161,221       $150,809       $23,684
    2000 .........................     31,913(a)      217,156        155,135        30,614(a)
    1999 .........................        n/a         217,595        145,950           n/a
    1998 .........................        n/a          44,269         89,270           n/a
    1997 .........................        n/a             n/a         65,211           n/a

Portfolio turnover rate:
    2001 .........................         24%              6%            68%           57%
    2000 .........................        263%(a)         449%           440%          190%(a)
    1999 .........................        n/a             280%           364%          n/a
    1998 .........................        n/a             412%           350%          n/a
    1997 .........................        n/a             n/a            199%          n/a

                                       CONSECO       CONSECO        CONSECO         CONSECO
                                      BALANCED     CONVERTIBLE    HIGH YIELD     FIXED INCOME
                                        FUND     SECURITIES FUND     FUND            FUND
                                      --------   ---------------  ----------     ------------
Net Assets (dollars in thousands):
    2001 .........................    $88,699         $47,111        $97,435      $128,384
    2000 .........................     62,539          67,601         87,040        74,393
    1999 .........................     46,236          71,081        132,588        65,610
    1998 .........................     32,700          27,614(b)      44,392        48,245
    1997 .........................     13,113             n/a            n/a        22,029

Portfolio turnover rate:
    2001 .........................        106%            144%           122%          492%
    2000 .........................        386%            187%           256%          342%
    1999 .........................        321%            115%           312%          361%
    1998 .........................        341%             13%(b)        432%          421%
    1997 .........................        507%            n/a            n/a           368%

(a) Period from July 1, 2000 (commencement of operations) through December 31, 2000, for the Conseco Science & Technology Fund and the Conseco Large-Cap Fund.
(b) Period from September 28, 1998 (commencement of operations) through December 31, 1998, for the Conseco Convertible Securities Fund.

74


                                                                               CONSECO FUND GROUP
                                                                             2001 Mid-Year Report
-------------------------------------------------------------------------------------------------

BOARD OF TRUSTEES
        WILLIAM P. DAVES, JR.                                 MAXWELL E. BUBLITZ, CFA
        Chairman of the Board                                 President, Conseco Fund Group
        Insurance and healthcare industries consultant        President and CEO, Conseco Capital
        Chairman and CEO, FFG Insurance Co.                   Management, Inc.
                                                              Senior Vice President of
                                                              Investments, Conseco, Inc.

        GREGORY J. HAHN, CFA                                  HAROLD W. HARTLEY, CFA
        Senior Vice President, Portfolio Analytics            Director, Ennis Business Forms, Inc.
        Chief Investment Officer                              Former Executive Vice President,
        Conseco Capital Management, Inc.                      Tenneco Financial Services, Inc.


        DR. R. JAN LECROY                                     DR. JESS H. PARRISH
        Director, Southwest Securities Group, Inc.            Higher education consultant
        Former President, Dallas Citizens Council             Former President, Midland College


        DAVID N. WALTHALL
        Principal, Walthall Asset Management

        INVESTMENT ADVISER                                    DISTRIBUTOR
                  Conseco Capital Management, Inc.                      Conseco Equity Sales, Inc.
                  Carmel, IN                                            Carmel, IN

        TRANSFER AGENT                                        CUSTODIAN
                  Firstar Mutual Fund Services, LLC                     The Bank of New York
                  Milwaukee, WI                                         New York, NY

        INDEPENDENT ACCOUNTANTS                               LEGAL COUNSEL
                  PricewaterhouseCoopers LLP                            Kirkpatrick & Lockhart LLP
                  Indianapolis, IN                                      Washington, DC

        INVESTMENT SUB-ADVISERS
                  Oak Associates, ltd.
                  Akron, OH

                  Chicago Equity Partners, LLP
                  Chicago, IL
                                                                                               75

          CONSECO SCIENCE & TECHNOLOGY FUND                      CSTAX

          CONSECO 20 FUND                                        CTWAX

          CONSECO EQUITY FUND                                    CEYAX

          CONSECO LARGE-CAP FUND                                 CELAX

          CONSECO BALANCED FUND                                  COAAX

          CONSECO CONVERTIBLE SECURITIES FUND                    CCSAX

          CONSECO HIGH YIELD FUND                                CHYAX

          CONSECO FIXED INCOME FUND                              COFAX



                   The NASDAQ symbols are for Class A shares.
                 For more information, please contact us today:


                               CONSECO FUND GROUP

                                 distributed by
                           CONSECO EQUITY SALES, INC.
                 11815 N. Pennsylvania Street, Carmel, IN 46032


Shareholder Services: (800) 986-3384
Broker/Dealer and RIA Services: (800) 825-1530            www.consecofunds.com